UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	    WASHINGTON, D.C. 20549
	   	 --------

		FORM N-CSR
		 --------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-4325

FIRST INVESTORS LIFE SERIES FUNDS
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
1-732-855-2712
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  DECEMBER 31, 2006

DATE OF REPORTING PERIOD:  JUNE 30, 2006

      Item 1.  Reports to Stockholders

		The Semi-Annual Report to Stockholders follows


[Logo: "FIRST INVESTORS"]

The words "LIFE SERIES FUND" in a rectangular blue box across the top of the page.

BLUE CHIP
CASH MANAGEMENT
DISCOVERY
FOCUSED EQUITY
GOVERNMENT
GROWTH
HIGH YIELD
INTERNATIONAL SECURITIES
INVESTMENT GRADE
TARGET MATURITY 2007
TARGET MATURITY 2010
TARGET MATURITY 2015
VALUE
SPECIAL BOND

SEMI-ANNUAL REPORT
JUNE 30, 2006

Equity and Bond Markets Overview
FIRST INVESTORS LIFE SERIES FUNDS


Dear Investor:

The Economy

The U.S. economy grew at a very strong 5.6% annual rate in the first quarter, then slowed to a more sustainable level in the second quarter. The unemployment rate fell to a cycle low of 4.6%. The housing market slowed in response to higher interest rates, but did not collapse. Inflation accelerated, reflecting high energy prices, strong global economic growth and a U.S. economy that has expanded for 19 consecutive quarters. Core consumer prices-- which exclude the volatile food and energy components-- rose 2.6% year-over-year in June, the highest reading since February 2002. Inflation, including the food and energy sectors, accelerated to a rate of 4.3%.

In response to the elevated inflation readings, the Federal Reserve ("the Fed") raised the benchmark federal funds rate four times during the review period to 5.25%. Short-term interest rates, as measured by the two-year U.S. Treasury note, rose from 4.40% to 5.15%, the highest level since 2000. Long-term interest rates also rose to multi-year highs as the 10-year U.S. Treasury note yield increased from 4.39% to 5.14%.


The Equity Market

Despite sharp volatility, the stock market posted positive results for the first half of 2006. Stocks surged forward in early 2006, posting their best first quarter since 1999. The rally was driven by the strong economy, solid corporate profits, increased mergers and acquisition activity and investors' anticipation that the Fed was nearly finished with its rate tightening campaign. However, fears of the re-emergence of inflationary pressures put investors in a defensive mood, and the market sagged for much of the second quarter. Negative issues such as the effects of sustained high energy prices and rising interest rates came to the forefront. For the six-month period, smaller stocks outpaced their larger brethren, largely due to the strong first quarter.


The Bond Market

The bond market struggled during the first half of 2006 as the Fed continued to raise interest rates, investors became concerned about inflation, and foreign participation in the U.S. Treasury market decreased. Bond market returns were negative for the reporting period, with the exception of the high yield sector. High yield bonds benefited from very low default rates and the strong economy. In contrast, the worst performing sector of the bond market was investment grade corporate debt which is much more sensitive to changes in interest rates than debt which is below investment grade. Mortgage-backed bonds outperformed both investment grade corporate and U.S. government bonds but had negative returns nonetheless as higher interest rates overwhelmed the benefit of tighter spreads.

FIRST INVESTORS LIFE SERIES FUNDS


Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.


/s/ EDWIN D. MISKA                      /s/ CLARK D. WAGNER

Edwin D. Miska                          Clark D. Wagner
Director of Equities                    Director of Fixed Income
First Investors Management              First Investors Management
  Company, Inc.                           Company, Inc.

August 1, 2006


The Funds are only available through the purchase of variable life insurance policies and variable annuity contracts issued by First Investors Life Insurance Company. The reports do not reflect the additional expenses and charges that are applicable to variable life insurance policies and variable annuity contracts.

This Market Overview is not part of the Funds' financial report and is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus. The Market Overview reflects conditions through the end of the period as stated on the cover. Market conditions are subject to change. This Market Overview may not be relied upon as investment advice or an indication of current or future trading intent on behalf of any Fund.

There are a variety of risks associated with investing in variable life and annuity subaccounts. For stock subaccounts, the risks include market risk (the risk that the entire stock market will decline because of an event such as a deterioration in the economy or a rise in interest rates), as well as special risks associated with investing in certain types of stock subaccounts, such as small-cap, global and international funds. For bond subaccounts, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, longer-term bonds fluctuate more than shorter-term bonds in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/or principal when due. You should consult your prospectus for a precise explanation of the risks associated with your subaccounts.

Understanding Your Fund's Expenses
FIRST INVESTORS LIFE SERIES FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, January 1, 2006, and held for the entire six-month period ended June 30, 2006. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.


Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expenses you paid on your account during this period, simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period".


Hypothetical Expenses Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical expense example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Board Considerations of Advisory Contracts and Fees
FIRST INVESTORS LIFE SERIES FUNDS

Annual Consideration of the Investment Advisory Agreements and the Sub-Advisory Agreements with Wellington Management Company, LLP and Paradigm Capital Management, Inc.

At a meeting held on May 18, 2006 ("May Meeting"), the Board of Trustees ("Board"), including a majority of the non-interested or independent Trustees (hereinafter, "Trustees"), approved the renewal of the investment advisory agreements (each an "Advisory Agreement") between First Investors Management Company, Inc. ("FIMCO") and each of the following funds (each a "Fund" and collectively the "Funds"): Blue Chip Fund, Value Fund, Discovery Fund, Growth Fund, Focused Equity Fund, International Fund, Government Fund, Investment Grade Fund, High Yield Fund, Special Bond Fund, Cash Management Fund, Target Maturity 2007 Fund, Target Maturity 2010 Fund and Target Maturity 2015 Fund. In addition, at the May Meeting, the Board, including a majority of non-interested Trustees, approved the renewal of the sub-advisory agreements (each a "Sub-Advisory Agreement" and collectively the "Sub-Advisory Agreements") between: (1) FIMCO and Wellington Management Company, LLP ("WMC") with respect to the Growth Fund and Focused Equity Fund; and (2) FIMCO and Paradigm Capital Management, Inc. ("Paradigm") with respect to the Discovery Fund. The Growth Fund, Focused Equity Fund and Discovery Fund are collectively referred to as the "Sub-Advised Funds." In reaching its decisions, the Board considered information furnished and discussed throughout the year at regularly scheduled Board meetings as well as information provided specifically in relation to the renewal of the Advisory Agreements and Sub-Advisory Agreements for the May Meeting.

Information furnished at Board meetings throughout the year included FIMCO's analysis of each Fund's investment performance, presentations given by FIMCO's Director of Equities and Director of Fixed Income and representatives of WMC and Paradigm and various reports on compliance and other services provided by FIMCO. In preparation for the May Meeting, the independent Trustees requested and received information compiled by Lipper, Inc. ("Lipper"), an independent provider of investment company data, on the investment performance over various time periods and the fees and expenses of each Fund as compared to a comparable group of funds as determined by Lipper ("Peer Group"). Additionally, in response to specific requests from the independent Trustees in connection with the May Meeting, FIMCO furnished, and the Board considered, information concerning aspects of its operations, including: (1) the nature, extent and quality of services provided by FIMCO to the Funds, including investment advisory and administrative services to the Funds; (2) supplemental investment performance information relating to certain Funds; (3) the actual management fees paid by each Fund to FIMCO; (4) the costs of providing services to each Fund and the profitability of FIMCO from the relationship with each Fund and, with respect to the Sub-Advised Funds, the fact that FIMCO pays WMC or Paradigm, as the case may be, a sub-advisory fee for their services to those Funds out of the advisory fee received by FIMCO; and (5) any "fall out" or ancillary benefits accruing to FIMCO as a result of the relationship with each Fund. FIMCO also provided, and the Board considered, an analysis of the overall profitability of the First Investors mutual fund business that included various entities affiliated with FIMCO. In addition to evaluating, among other things, the written information provided by FIMCO, the Board also evaluated the answers to questions posed by the Board to representatives of FIMCO at the May Meeting.

In addition, in response to specific requests from the independent Trustees in connection with the May Meeting, WMC and Paradigm furnished, and the Board reviewed, information concerning aspects of their respective operations, including: (1) the nature, extent and quality of services provided by WMC and Paradigm to the applicable Sub-Advised Funds; (2) the sub-advisory fee rates charged by WMC and Paradigm and a comparison of those fee rates to the fee rates charged by WMC and Paradigm for providing sub-advisory services to other investment companies or accounts, as applicable, with objectives similar to the applicable Sub-Advised Funds; (3) the profitability information provided by WMC and Paradigm; and (4) any "fall out" or ancillary benefits accruing to WMC and Paradigm as a result of the relationship with each applicable Sub-Advised Fund. In addition, WMC provided, and the Board reviewed, a comparison of the fee rates charged by other sub-advisers to investment companies in the same Peer Group as the applicable Sub-Advised Funds managed by WMC.

In considering the information and materials described above, the independent Trustees received assistance from and met separately with independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. Although the Advisory Agreements for all of the Funds and the Sub-Advisory Agreements for the Sub-Advised Funds were considered at the same Board meeting, the Trustees addressed each Fund separately during the May Meeting. In view of the broad scope and variety of factors and information, the Trustees did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the continuance of the Advisory Agreements and Sub-Advisory Agreements. Rather, the approval determinations were made on the basis of each Trustee's business judgment after consideration of all of the factors taken in their entirety. Although not meant to be all-inclusive, the following discusses some of the factors relevant to the Board's decisions to approve the continuance of the Advisory Agreements and Sub-Advisory Agreements.

FIRST INVESTORS LIFE SERIES FUNDS


Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services provided by FIMCO, the Board recognized that FIMCO is dedicated to providing investment management services exclusively to the Funds and the other funds in the First Investors fund complex and that, unlike many other mutual fund managers, FIMCO is not in the business of providing management services to hedge funds, pension funds or separately managed accounts. As a result, the Trustees considered that FIMCO's personnel devote substantially all of their time to serving the funds in the First Investors fund complex.

The Board also recognized that it is FIMCO's philosophy to provide a high level of personal service to the shareholders of the Funds, that FIMCO strives to service the needs of a customer base that includes many investors who have modest incomes and net worths, that the fund complex is small in size relative to many other fund complexes, that many of the individual funds in the First Investors fund complex are small in asset size relative to other funds in the industry, and that the average account size of many of the First Investors funds is small by comparison to the industry averages. The Board also considered management's representations that there are significant costs involved in providing the level of personal service that the First Investors fund complex attempts to deliver to its customers.

The Board noted that FIMCO has undertaken extensive responsibilities as manager of the Funds, including: (1) the provision of investment advice to the Funds; (2) implementing policies and procedures designed to ensure compliance with each Fund's investment objectives and policies; (3) the review of brokerage arrangements; (4) oversight of general portfolio compliance with applicable laws; (5) the provision of certain administrative services to the Funds, including fund accounting; (6) the implementation of Board directives as they relate to the Funds; and (7) evaluating and monitoring sub-advisers. The Trustees noted that under the Advisory Agreements with FIMCO, FIMCO provides not only advisory services but certain administrative services, such as fund accounting services, that many other advisers do not provide under their advisory agreements. The Board also noted the steps that FIMCO has taken to encourage strong performance, including making changes to portfolio managers, adding to its in-house research and analytical capabilities, increasing potential performance bonuses for portfolio managers and analysts, and changing sub-advisers.

Furthermore, the Board considered the nature, extent and quality of the investment management services provided by WMC and Paradigm to the applicable Sub-Advised Funds. The Trustees considered WMC's and Paradigm's investment management process in managing the applicable Sub-Advised Funds and the experience and capability of their respective personnel responsible for the portfolio management of the applicable Sub-Advised Funds.

Based on the totality of the information considered, the Trustees concluded that the Funds were likely to benefit from the nature, extent and quality of FIMCO's, WMC's and Paradigm's services, as applicable, and that FIMCO as well as WMC and Paradigm have the ability to continue to provide these services based on their respective experience, operations and resources.


Investment Performance

The Board placed significant emphasis on the investment performance of each of the Funds. While consideration was given to performance reports and discussions held at prior Board meetings, particular attention was given to the performance information compiled by Lipper as well as the supplemental performance information relating to certain Funds provided by FIMCO for the May Meeting. In particular, the Trustees reviewed the performance of the Funds over the most recent calendar year ("1-year period") and annualized performance over the most recent three calendar year period ("3-year period") and five calendar year period ("5-year period"). In this regard, the Board considered the performance of each Fund on a percentile and quintile basis as compared to its Peer Group. For purposes of the performance data provided by Lipper, the first quintile is defined as 20% of the funds in the applicable Peer Group with the highest performance and the fifth quintile is defined as 20% of the funds in the applicable Peer Group with the lowest performance. In reviewing this data, the Board focused primarily on the 1- to 3-year periods with the greatest weight being on whether a Fund's performance was in the top three quintiles versus the Fund's Peer Group for the 3-year period. On a Fund-by-Fund basis, the performance reports indicated, and the Board noted, that:

* Value Fund was in the second highest quintile of its Peer Group for the 1-year period and the highest quintile for the 3-year period. The Board also noted that Lipper did not provide performance information for the 5-year period because the Fund's investment objective changed during that period.

* Government Fund was in the second highest quintile of its Peer Group for both the 1-year period and 3-year period.

* High Yield Fund was in the third quintile of its Peer Group for the 3-year period, although its more recent 1-year period performance was not as favorable.

* Special Bond Fund was in the second highest quintile of its Peer Group for the 3-year period, although its more recent 1-year period performance was not as favorable.

* Target Maturity 2010 Fund was in the second highest quintile of its Peer Group for both the 1-year period and 3-year period.

FIRST INVESTORS LIFE SERIES FUNDS

* Target Maturity 2015 Fund was in the highest quintile of its Peer Group for both the 1-year period and 3-year period.

With regard to the Discovery Fund, the performance report showed that the Fund was in the third quintile for the 1-year period and the Board noted that Lipper did not provide performance information for the 3-year period and 5-year period because the Fund's investment objective changed during those periods. The Board considered the fact that Paradigm was retained as sub-adviser for the Discovery Fund in 2005 at a significant additional cost to FIMCO in an effort to improve the Fund's performance to be a favorable development.

With regard to the Blue Chip Fund, the performance report showed that the Fund was in the fourth quintile of its Peer Group for both the 1-year period and 3-year period. The Board considered the fact that FIMCO assigned a new portfolio manager to the Blue Chip Fund in May of 2005 in an effort to improve the Fund's performance to be a positive development. The Board expressed its intention to continue to closely monitor the Fund's performance in concert with FIMCO.

With regard to the Growth Fund and Focused Equity Fund, the performance report showed that each Fund was in the third quintile of its respective Peer Group for the 1-year period and the fourth quintile for the 3-year period. The Board noted that Lipper did not provide performance information for the 5-year period for the Growth Fund because the Fund's investment objective changed during that period. Although the Board was encouraged by each Fund's performance over the most recent 1-year period, the Board expressed its intention to continue to closely monitor the Fund's performance in concert with FIMCO.

With regard to the International Fund, the performance report showed that the Fund was in the fifth quintile of its Peer Group for both the 1-year period and 3-year period. The Board considered FIMCO's explanation that the Fund's current approach of investing approximately one-third of its assets in U.S. securities has contributed to the Fund's underperformance relative to its Peer Group. The Board also considered that FIMCO recommended replacing the Fund's current sub-adviser, WMC, with Vontobel Asset Management, Inc. ("Vontobel"). In this regard, the Board considered that FIMCO believes that Vontobel has a good long-term track record managing international portfolios and that Vontobel's investment approach will improve the relative performance of the Fund. See discussion below regarding the approval of the sub-advisory agreement with Vontobel.

With regard to the Investment Grade Fund, the performance report showed that the Fund was in the fifth quintile of its Peer Group for the 1-year period and the fourth quintile for the 3-year period. The Board considered that FIMCO assigned a new portfolio manager to the Investment Grade Fund in April of 2006 in an effort to improve the Fund's performance and that FIMCO has confidence in the new portfolio manager's ability to manage the Investment Grade Fund. The Board expressed its intention to continue to closely monitor the Fund's performance in concert with FIMCO.

With regard to the Cash Management Fund, the performance report showed that the Fund was in the fifth quintile of its Peer Group for both the 1-year period and 3-year period. The Board considered FIMCO's explanation regarding the impact of the Cash Management Fund's investment parameters, which FIMCO described as generally more conservative than those employed by advisers to money market mutual funds, on relative performance. For example, FIMCO explained that, unlike other money market funds, the Cash Management Fund holds a significant portion of its assets in U.S. Government securities in an effort to mitigate credit risk.

With regard to the Target Maturity 2007 Fund, the performance report showed that the Fund was in the fourth quintile of its Peer Group for both the 1-year period and 3-year period. The Board considered FIMCO's explanation that the Fund's comparative performance is a function of its Peer Group, which is comprised primarily of target 2010 funds and that 2010 funds have outperformed target 2007 funds in each of the last three years.


Fund Expenses, Costs of Services, Economies of Scale and Related Benefits

Management Fees and Expenses. The Board also gave substantial consideration to the fees payable under each Fund's Advisory Agreement as well as under the Sub-Advisory Agreements for the Sub-Advised Funds. The Board reviewed the information compiled by Lipper comparing each Fund's contractual management fee rate (at common asset levels) and actual management fee rate (which included the effect of any fee waivers) as a percentage of average net assets-- these fee rates include advisory and administrative service fees-- to other funds in its Peer Group. In this regard, the Board considered the management fees of each Fund (other than the Target Maturity 2007 Fund, Target Maturity 2010 Fund and Target Maturity 2015 Fund) on a quintile basis as compared to its Peer Group. For purposes of the management fee data provided by Lipper, the first quintile is defined as 20% of the funds in the applicable Peer Group with the lowest management fee and the fifth quintile is defined as 20% of the funds in the applicable Peer Group with the highest management fee. In reviewing this data, the Board generally focused on whether a Fund's management fee (actual and contractual) was in the top three quintiles versus the Fund's Peer Group.

Based on the quintile data provided on management fee rates, on a Fund-by-Fund basis, the Board noted that: (1) the contractual management fee rate for each Fund, except the Government Fund, Investment Grade Fund and Cash Management Fund,

FIRST INVESTORS LIFE SERIES FUNDS


was in the first three quintiles of its respective Peer Group; and (2) the actual management fee rate (after taking into account any applicable fee waivers) for each Fund, except the Value Fund, Government Fund, Investment Grade Fund, High Yield Fund and Special Bond Fund, was in the first three quintiles of its respective Peer Group.

With regard to the Target Maturity 2007 Fund, Target Maturity 2010 Fund and Target Maturity 2015 Fund, the Board noted that Lipper did not provide data comparing each Fund's management fee to other funds in its Peer Group on a quintile and percentile basis due to the limited number of funds in the Target Maturity underlying variable insurance products classification. However, the Board reviewed data provided by Lipper showing each Target Maturity Fund's rank among the other funds in its Peer Group as it relates to management fees. Based on this information, the Board noted that although each Target Maturity Fund was ranked last in its Peer Group for contractual management fees, it ranked first (i.e., lowest management fee) for actual management fees due to fee waivers.

The Board also considered that the fee schedule for each Fund was amended effective April 30, 2006 to incorporate additional "breakpoints" (i.e., reductions in the management fee rate as assets increase), although none of the Funds are currently at an asset level to benefit from such additional breakpoints.

In considering the sub-advisory fee rates charged by and costs and profitability of WMC and Paradigm with regard to the respective Sub-Advised Funds, the Board noted that FIMCO pays WMC or Paradigm, as the case may be, a sub-advisory fee from its own advisory fee rather than each Fund paying WMC or Paradigm a fee directly. WMC and Paradigm provided, and the Board reviewed, information comparing the fees charged by WMC and Paradigm for services to the respective Sub-Advised Funds versus the fees charged by WMC and Paradigm to other comparable investment companies or accounts, as applicable. In addition, WMC provided, and the Board reviewed, information comparing the fees charged by other sub-advisers to investment companies in the same Peer Group as the Sub-Advised Funds managed by WMC. Based on a review of this information, the Board noted that the fees charged by WMC and Paradigm, as the case may be, for services to each applicable Sub-Advised Fund appeared comparable to the fees WMC and Paradigm charge to such other comparable investment companies or accounts. Furthermore, the Board noted that the fees charged by WMC appeared comparable to fees charged by other sub-advisers to investment companies in the same Peer Group as the Sub-Advised Funds managed by WMC.

The Board also reviewed the information compiled by Lipper comparing each Fund's total expense ratio to other funds in its Peer Group. For each Fund, other than the

Target Maturity 2007 Fund, Target Maturity 2010 Fund and Target Maturity 2015 Fund, the information reviewed by the Board included quintile information. For purposes of the expense ratio data provided by Lipper, the first quintile is defined as 20% of the funds in the applicable Peer Group with the lowest actual total expense ratio and the fifth quintile is defined as 20% of the funds in the applicable Peer Group with the highest actual total expense ratio. With regard to overall expense ratios, the Board noted that the total expense ratio for the most recent calendar year, taking into account FIMCO's expense waivers (as applicable), for the Blue Chip Fund, Value Fund, Discovery Fund, Growth Fund, International Fund and High Yield Fund, was in the first three quintiles of its respective Peer Group. The Board noted that the total expense ratio, taking into account FIMCO's expense waivers (as applicable), for each of the Focused Equity Fund, Investment Grade Fund, Special Bond Fund and Cash Management Fund was in the fourth quintile and, for the Government Fund, was in the fifth quintile, of its respective Peer Group.

With regard to the Target Maturity 2007 Fund, Target Maturity 2010 Fund and Target Maturity 2015 Fund, the Board noted that Lipper did not provide data comparing each Fund's expense ratio to other funds in its Peer Group on a quintile and percentile basis. However, the Board reviewed data provided by Lipper showing each Target Maturity Fund's rank among the other funds in its Peer Group as it relates to total expense ratio. Based on this information, the Board noted that each Target Maturity Fund was ranked in the middle of its Peer Group for total expense ratio.

With regard to Fund expenses, the Board recognized management's ongoing efforts to reduce Fund expenses and encouraged management to continue to seek additional ways to reduce Fund expenses.

The foregoing comparisons assisted the Trustees by providing them with a basis for evaluating each Fund's management fee and expense ratio on a relative basis.

Profitability. The Board reviewed the materials it received from FIMCO regarding its revenues and costs in providing investment management and certain administrative services to the Funds. In particular, the Board considered the detailed analysis of FIMCO's profitability with respect to each Fund, calculated for the year ended December 31, 2005, as well as profitability information relating to the past five calendar years. The Board also considered FIMCO's expectation that there are a number of significant regulatory changes on the horizon that may impose additional responsibilities and costs on FIMCO and its affiliates in the upcoming year. In reviewing the profitability information, the Trustees also considered the "fall-out" or ancillary benefits that may accrue to FIMCO as a result of its relationship with the Funds, which are discussed below. The Trustees acknowledged that, as a business matter, FIMCO was entitled to earn reasonable profits for its services to the Funds.

FIRST INVESTORS LIFE SERIES FUNDS

Economies of Scale. With respect to whether economies of scale are realized by FIMCO as a Fund's assets increase and the extent to which any economies of scale are reflected in the level of management fee rates charged, the Board considered that the Advisory Agreement fee schedule for each Fund includes breakpoints to account for management economies of scale. The Board recognized that, although these Funds have not reached a size at which they can take advantage of the breakpoints contained in their fee schedule, each schedule is structured so that when the assets of these Funds grow, economies of scale may be shared for the benefit of shareholders.

"Fall Out" or Ancillary Benefits. The Board considered the "fall-out" or ancillary benefits that may accrue to FIMCO, WMC and Paradigm as a result of their relationship with the Funds. In that regard, the Board considered the fact that FIMCO and WMC receive proprietary and third-party research from broker-dealers that execute brokerage transactions for the funds in the First Investors fund complex. However, the Board noted that FIMCO and WMC must select brokers based on each Fund's requirements for seeking best execution. The Board also considered that Paradigm will begin executing brokerage transactions for the Discovery Fund through the use of an affiliated broker-dealer and that this will also provide a source of fall-out benefits to Paradigm. After review of this information, the Board concluded that the benefits accruing to FIMCO as well as WMC and Paradigm by virtue of their relationship to the applicable Funds are fair and reasonable.

After evaluation of the comparative performance, fee and expense information and the profitability, ancillary benefits and other considerations as described above, and in light of the nature, extent and quality of services to be provided by FIMCO, WMC and Paradigm, the Board concluded that the level of fees paid to FIMCO with respect to each Fund, and WMC and Paradigm with respect to each applicable Sub-Advised Fund, is reasonable.

* * *

In summary, based on the various considerations discussed above, the Board determined that approval of the Advisory Agreement with respect to each Fund and the Sub-Advisory Agreement with respect to each Sub-Advised Fund was in the best interests of the applicable Fund. As a result, the Board, including a majority of the independent Trustees, approved each Advisory Agreement and Sub-Advisory Agreement.

Initial Consideration of the Sub-Advisory Agreement with Vontobel Asset Management, Inc. for the International Fund

At the May Meeting, the Board, including a majority of the non-interested or independent Trustees, approved an initial sub-advisory agreement, subject to shareholder approval, between FIMCO and Vontobel with respect to the International Fund (the "Proposed Agreement"). (Shareholders approved Vontobel on June 26, 2006 and Vontobel took over management of the International Fund on June 27, 2006.)

With respect to the Board's consideration of the Proposed Agreement, the Trustees received information in advance of the May Meeting from FIMCO or Vontobel, which included: (1) the nature, extent and quality of services to be provided by Vontobel to the International Fund; (2) Vontobel's experience, reputation, investment management business, personnel and operations; (3) Vontobel's brokerage and trading policies and practices; (4) the level of the sub-advisory fees to be charged to the International Fund and a comparison of those fees to the fees charged by Vontobel to other clients with a similar investment mandate as the International Fund; (5) Vontobel's compliance program; (6) Vontobel's historical investment performance record in managing assets utilizing an international equity mandate; and (7) Vontobel's financial condition. In addition, FIMCO discussed with the Board and the Board considered the process by which FIMCO selected and recommended Vontobel as sub-adviser to the International Fund.

In considering the information and materials described above, the independent Trustees received assistance from and met separately with independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. In view of the broad scope and variety of factors and information, the Trustees did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the Proposed Agreement. Rather, the approval determination was made on the basis of each Trustee's business judgment after consideration of all of the factors taken in their entirety.

The Board considered several factors when evaluating Vontobel and in approving the Proposed Agreement, including Vontobel's experience in managing international securities, its reputation, the past performance of similar accounts managed by Vontobel, its overall capabilities to perform the services under the Proposed Agreement and its willingness to perform those services for the International Fund. A discussion of the factors relating to the Board's selection of Vontobel and approval of the Proposed Agreement and sub-advisory fee to be paid by FIMCO to Vontobel follows.

FIRST INVESTORS LIFE SERIES FUNDS


Nature, extent and quality of the services to be provided by Vontobel

The Board considered Vontobel's investment process as well as the background and experience of the portfolio management team in implementing an international equity strategy. The Board noted that Vontobel specializes in investing in international equities, including emerging markets. In addition, the Board considered the differences between Vontobel's investment strategies compared to those of the previous sub-adviser to the Fund, and, in particular, the fact that Vontobel plans to increase the Fund's exposure to foreign securities and foreign markets by investing more of the Fund's assets outside of the U.S. The Board also considered FIMCO's belief that such an approach would be beneficial to shareholders who want greater exposure to foreign markets and those who want to control their own allocations among U.S. and foreign stocks. Furthermore, the Board considered the fact that Vontobel plans on investing a greater percentage of the Fund's assets in smaller companies and less developed markets. The Board also took into consideration FIMCO's belief that Vontobel's approach to investing in foreign securities may increase the potential for positive returns for Fund shareholders. In addition, the Board considered Vontobel's investment resources, infrastructure and the adequacy of its compliance program. Based on this information, the Board concluded that the nature, extent and quality of the sub-advisory services to be provided by Vontobel were appropriate for the Fund in light of its investment objective, and, thus, supported a decision to approve the Proposed Agreement.


Performance of the Fund and Vontobel

The Board evaluated Vontobel's historical investment performance record in managing assets utilizing an international equity mandate. In particular, the Board evaluated the performance of the Vontobel International Equity Composite, the Phoenix Foreign Opportunities Fund, the Penn Series International Equity Fund, and the Vontobel Global Value Equity (ex US) Fund for the one, three, five and ten-year periods ended March 31, 2006 versus the Morgan Stanley Capital International EAFE Index. The Board noted that the performance of the Vontobel International Equity Composite, the Phoenix Foreign Opportunities Fund and the Penn Series International Equity Fund was better than the performance of the Morgan Stanley Capital International EAFE Index (Net) for the one-, three-, five- and ten-year periods ended March 31, 2006. The Board noted that the performance of the Vontobel Global Value Equity (ex US) Fund was better than the performance of the Morgan Stanley Capital International EAFE Index (Net) for most of the time periods presented. The Trustees concluded that the historical investment performance record of Vontobel supported approval of the Proposed Agreement.

Comparisons of the amounts to be paid under the Proposed Agreement with those under contracts between Vontobel and its other clients

In evaluating the Proposed Agreement, the Board reviewed Vontobel's sub-advisory fee schedule and breakpoints for the Fund. The Board also considered comparisons of the proposed sub-advisory fees to be charged by Vontobel under the Proposed Agreement versus the fees charged by Vontobel to other clients with a similar investment mandate. The Board noted that Vontobel's fees for sub-advising the Fund, at current asset levels, under the Proposed Agreement will be lower than the fees charged by Vontobel for managing its two other U.S. registered investment companies and five series of a Luxembourg investment fund, each of which has a similar investment mandate to the Fund. The comparative data regarding the fees Vontobel charges to other clients with a similar investment mandate assisted the Trustees in concluding that Vontobel's sub-advisory fees under the Proposed Agreement appeared to be within a reasonable range for the services to be provided to the Fund.


Costs of the services to be provided and profits to be realized by Vontobel and its affiliates from the relationship with the Fund

Since the sub-advisory relationship with Vontobel is new, the Board did not consider the costs of the services to be provided and profitability of Vontobel and its affiliates from the relationship with the Fund. However, the Board noted that, at current asset levels, Vontobel's fees for sub-advising the Fund under the Proposed Agreement will be lower than the fees charged by Vontobel for managing its two other U.S. registered investment companies and five series of a Luxembourg investment fund, each of which has a similar investment mandate to the Fund.


Extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors

The Board considered that the fees paid to Vontobel are paid by FIMCO and not the Fund. However, the Board noted that FIMCO negotiated "breakpoints" in Vontobel's fees based on the levels of assets in the Fund as well as any other funds in the First Investors fund complex managed by Vontobel. FIMCO also represented that it would not benefit economically from the proposed fee arrangement as compared to the arrangement with the Fund's previous sub-adviser. Moreover, FIMCO will be paying more in sub-advisory fees.


Benefits to be derived by Vontobel from the relationship with the Fund

The Board considered the "fall-out" or ancillary benefits that may accrue to Vontobel as a result of the sub-advisory relationship with the Fund, including greater exposure

FIRST INVESTORS LIFE SERIES FUNDS

in the marketplace with respect to the sub-adviser's investment process, expanding the level of assets under management by Vontobel and potentially increased opportunities for soft dollar arrangements. With regard to these arrangements, the Board noted that Vontobel may direct the Fund's brokerage transactions to certain brokers to obtain research and other services, which may be used in servicing other clients of Vontobel. However, the Board noted that Vontobel must select brokers based on the Fund's requirements for seeking best execution. After review of this information, the Trustees concluded that the potential benefits accruing to Vontobel by virtue of its relationship with the Fund are fair and reasonable.

* * *

The Board did not identify any single factor as being of paramount importance. In summary, based on the various considerations described above, the Trustees, including a majority of the independent Trustees, concluded that the proposed sub-advisory fee is reasonable and that the approval of the Proposed Agreement is in the best interests of the Fund and its shareholders, and as a result approved the Proposed Agreement.

Fund Expenses
BLUE CHIP FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

---------------------------------------------------------------------------------
                          Beginning             Ending
                           Account             Account          Expenses Paid
                            Value               Value           During Period
Expense Examples          (1/1/06)            (6/30/06)       (1/1/06-6/30/06)*
---------------------------------------------------------------------------------
Actual                   $1,000.00           $1,020.95              $4.13
Hypothetical
  (5% annual return
  before expenses)       $1,000.00           $1,020.84              $4.13
---------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .82%, multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).



Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Financials                                       19.6%
Information Technology                           15.0%
Industrials                                      12.8%
Health Care                                      12.8%
Consumer Staples                                 12.0%
Consumer Discretionary                           11.3%
Energy                                            9.8%
Materials                                         2.8%
Telecommunication Services                        2.6%
Utilities                                         1.3%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on the total value of investments.

Portfolio of Investments
BLUE CHIP FUND
June 30, 2006
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
                                                                                                       $10,000 of
             Shares   Security                                                                 Value   Net Assets
-----------------------------------------------------------------------------------------------------------------
                      COMMON STOCKS--99.7%
                      Consumer Discretionary--11.3%
             13,300   Best Buy Company, Inc.                                                $729,372          $43
             14,900   Carnival Corporation                                                   621,926           37
             29,700   CBS Corporation - Class "B"                                            803,385           48
             18,600   Clear Channel Communications, Inc.                                     575,670           34
             25,914   Comcast Corporation - Class "A"                                        848,424           50
             18,100   Comcast Corporation - Special Class "A"                                593,318           35
             13,500   eBay, Inc.                                                             395,415           23
             35,800   Gap, Inc.                                                              622,920           37
             20,800   H&R Block, Inc.                                                        496,288           29
             25,200   Hilton Hotels Corporation                                              712,656           42
             49,900   Home Depot, Inc.                                                     1,785,921          106
             10,900   Kohl's Corporation                                                     644,408           38
             16,300   Lowe's Companies, Inc.                                                 988,921           59
             36,700   McDonald's Corporation                                               1,233,120           73
             53,600   News Corporation, Inc. - Class "A"                                   1,028,048           61
             11,900   NIKE, Inc.- Class "B"                                                  963,900           57
             26,200   Target Corporation                                                   1,280,394           76
             89,700   Time Warner, Inc.                                                    1,551,810           92
             19,200   TJX Companies, Inc.                                                    438,912           26
             18,200   Tribune Company                                                        590,226           35
             22,400   Viacom, Inc. - Class "B"                                               802,816           47
             48,300   Walt Disney Company                                                  1,449,000           86
-----------------------------------------------------------------------------------------------------------------
                                                                                          19,156,850        1,134
-----------------------------------------------------------------------------------------------------------------
                      Consumer Staples--11.9%
             27,400   Altria Group, Inc.                                                   2,011,982          119
             25,200   Anheuser-Busch Companies, Inc.                                       1,148,868           68
             32,400   Avon Products, Inc.                                                  1,004,400           59
             50,900   Coca-Cola Company                                                    2,189,718          130
             26,600   Coca-Cola Enterprises, Inc.                                            541,842           32
             10,000   Colgate-Palmolive Company                                              599,000           35
             13,200   Costco Wholesale Corporation                                           754,116           45
             34,400   CVS Corporation                                                      1,056,080           63
              9,400   Estee Lauder Companies, Inc. - Class "A"                               363,498           22
             12,100   General Mills, Inc.                                                    625,086           37
              9,200   Hershey Foods Corporation                                              506,644           30
             19,900   Kimberly-Clark Corporation                                           1,227,830           73
             35,000   PepsiCo, Inc.                                                        2,101,400          124
             46,335   Procter & Gamble Company                                             2,576,226          152
-----------------------------------------------------------------------------------------------------------------






-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
                                                                                                       $10,000 of
             Shares   Security                                                                 Value   Net Assets
-----------------------------------------------------------------------------------------------------------------
                      Consumer Staples (continued)
             19,700   Walgreen Company                                                      $883,348          $52
             52,900   Wal-Mart Stores, Inc.                                                2,548,193          151
-----------------------------------------------------------------------------------------------------------------
                                                                                          20,138,231        1,192
-----------------------------------------------------------------------------------------------------------------
                      Energy--9.7%
             14,400   BP PLC (ADR)                                                         1,002,384           59
             52,900   Chevron Corporation                                                  3,282,974          194
             25,771   ConocoPhillips                                                       1,688,774          100
             84,500   ExxonMobil Corporation                                               5,184,075          307
             13,700   Halliburton Company                                                  1,016,677           60
             29,800   Schlumberger, Ltd.                                                   1,940,278          115
             19,900   Transocean, Inc.                                                     1,598,368           95
             10,800   Valero Energy Corporation                                              718,416           42
-----------------------------------------------------------------------------------------------------------------
                                                                                          16,431,946          972
-----------------------------------------------------------------------------------------------------------------
                      Financials--19.5%
             16,000   ACE, Ltd.                                                              809,440           48
             10,100   Allstate Corporation                                                   552,773           33
             32,500   American Express Company                                             1,729,650          102
             44,400   American International Group, Inc.                                   2,621,820          155
              6,500   Ameriprise Financial, Inc.                                             290,355           17
             66,514   Bank of America Corporation                                          3,199,323          189
             42,300   Bank of New York Company, Inc.                                       1,362,060           81
                250   Berkshire Hathaway, Inc. - Class "B"                                   760,750           45
             15,900   Capital One Financial Corporation                                    1,358,655           80
             12,200   Chubb Corporation                                                      608,780           36
             89,500   Citigroup, Inc.                                                      4,317,480          255
             10,400   Fannie Mae                                                             500,240           30
             14,500   Freddie Mac                                                            826,645           49
              5,300   Goldman Sachs Group, Inc.                                              797,279           47
             60,132   JPMorgan Chase & Company                                             2,525,544          149
              7,000   Lehman Brothers Holdings, Inc.                                         456,050           27
             14,500   Marsh & McLennan Companies, Inc.                                       389,905           23
             13,400   Mellon Financial Corporation                                           461,362           27
             17,400   Merrill Lynch & Company, Inc.                                        1,210,344           72
             29,000   Morgan Stanley                                                       1,833,090          108
             15,000   St. Paul Travelers Companies, Inc.                                     668,700           40
              7,500   SunTrust Banks, Inc.                                                   571,950           34
             20,500   U.S. Bancorp                                                           633,040           38
             27,400   Wachovia Corporation                                                 1,481,792           88
------------------------------------------------------------------------------------------------------------------






Portfolio of Investments (continued)
BLUE CHIP FUND
June 30, 2006
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
                                                                                                       $10,000 of
             Shares   Security                                                                 Value   Net Assets
-----------------------------------------------------------------------------------------------------------------
                      Financials (continued)
             24,000   Washington Mutual, Inc.                                             $1,093,920          $65
             25,000   Wells Fargo & Company                                                1,677,000           99
              6,600   Willis Group Holdings, Ltd.                                            211,860           13
-----------------------------------------------------------------------------------------------------------------
                                                                                          32,949,807        1,950
-----------------------------------------------------------------------------------------------------------------
                      Health Care--12.8%
             33,500   Abbott Laboratories                                                  1,460,935           86
             29,200   Aetna, Inc.                                                          1,165,956           69
             27,700   Amgen, Inc.                                                          1,806,871          107
             14,500   Baxter International, Inc.                                             533,020           32
             34,300   Boston Scientific Corporation                                          577,612           34
             46,200   Bristol-Myers Squibb Company                                         1,194,732           71
             60,800   Johnson & Johnson                                                    3,643,136          216
             29,300   Medtronic, Inc.                                                      1,374,756           81
             25,400   Merck & Company, Inc.                                                  925,322           55
             30,500   Novartis AG (ADR)                                                    1,644,560           97
            144,140   Pfizer, Inc.                                                         3,382,966          200
              3,900   Sanofi-Aventis (ADR)                                                   189,930           11
             12,800   St. Jude Medical, Inc.                                                 414,976           25
              4,000   Stryker Corporation                                                    168,440           10
             13,200   Teva Pharmaceutical Industries, Ltd. (ADR)                             416,988           25
              9,600   Triad Hospitals, Inc.                                                  379,968           22
             29,200   UnitedHealth Group, Inc.                                             1,307,576           77
             21,900   Wyeth                                                                  972,579           58
-----------------------------------------------------------------------------------------------------------------
                                                                                          21,560,323        1,276
-----------------------------------------------------------------------------------------------------------------
                      Industrials--12.8%
             18,500   3M Company                                                           1,494,245           88
             13,400   Boeing Company                                                       1,097,594           65
             16,300   Caterpillar, Inc.                                                    1,214,024           72
             56,400   Cendant Corporation                                                    918,756           54
             12,000   Dover Corporation                                                      593,160           35
             13,600   Emerson Electric Company                                             1,139,816           67
            145,500   General Electric Company                                             4,795,680          284
             19,700   Honeywell International, Inc.                                          793,910           47
             10,600   Illinois Tool Works, Inc.                                              503,500           30
              9,200   ITT Industries, Inc.                                                   455,400           27
             19,000   Lockheed Martin Corporation                                          1,363,060           81
             28,700   Masco Corporation                                                      850,668           50
             13,300   Northrop Grumman Corporation                                           851,998           50
-----------------------------------------------------------------------------------------------------------------







-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
                                                                                                       $10,000 of
             Shares   Security                                                                 Value   Net Assets
-----------------------------------------------------------------------------------------------------------------
                      Industrials (continued)
             60,100   Tyco International, Ltd.                                            $1,652,750          $98
              7,000   Union Pacific Corporation                                              650,720           38
             13,500   United Parcel Service, Inc. - Class "B"                              1,111,455           66
             33,700   United Technologies Corporation                                      2,137,254          127
-----------------------------------------------------------------------------------------------------------------
                                                                                          21,623,990        1,279
-----------------------------------------------------------------------------------------------------------------
                      Information Technology--14.9%
             13,600   Accenture, Ltd. - Class "A"                                            385,152           23
             12,500   Analog Devices, Inc.                                                   401,750           24
              5,600   Apple Computer, Inc.                                                   319,872           19
             27,900   Applied Materials, Inc.                                                454,212           27
             10,000   Automatic Data Processing, Inc.                                        453,500           27
             84,800   Cisco Systems, Inc.                                                  1,656,144           98
             46,800   Corning, Inc.                                                        1,132,092           67
             60,800   Dell, Inc.                                                           1,484,128           88
            121,400   EMC Corporation                                                      1,331,758           79
             33,800   First Data Corporation                                               1,522,352           90
             40,100   Hewlett-Packard Company                                              1,270,368           75
            114,800   Intel Corporation                                                    2,175,460          129
             26,300   International Business Machines Corporation                          2,020,366          120
             13,400   Maxim Integrated Products, Inc.                                        430,274           25
            180,600   Microsoft Corporation                                                4,207,980          249
             37,900   Motorola, Inc.                                                         763,685           45
             72,800   Nokia Corporation - Class "A" (ADR)                                  1,474,928           87
             79,500   Oracle Corporation                                                   1,151,955           68
             14,500   QUALCOMM, Inc.                                                         581,015           34
             36,020   Symantec Corporation                                                   559,751           33
             39,300   Texas Instruments, Inc.                                              1,190,397           70
             19,700   Xerox Corporation                                                      274,027           16
-----------------------------------------------------------------------------------------------------------------
                                                                                          25,241,166        1,493
-----------------------------------------------------------------------------------------------------------------
                      Materials--2.8%
             19,400   Alcoa, Inc.                                                            627,784           37
             15,338   Cemex SA de CV (ADR)                                                   873,806           52
             32,100   Dow Chemical Company                                                 1,252,863           74
             21,100   DuPont (E.I.) de Nemours & Company                                     877,760           52
             23,800   International Paper Company                                            768,740           45
              6,700   Newmont Mining Corporation                                             354,631           21
-----------------------------------------------------------------------------------------------------------------
                                                                                           4,755,584          281
-----------------------------------------------------------------------------------------------------------------






Portfolio of Investments (continued)
BLUE CHIP FUND
June 30, 2006
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
                                                                                                       $10,000 of
             Shares   Security                                                                 Value   Net Assets
-----------------------------------------------------------------------------------------------------------------
                      Telecommunication Services--2.7%
             53,200   AT&T, Inc.                                                          $1,483,748          $88
             74,222   Sprint Corporation                                                   1,483,698           88
             44,500   Verizon Communications, Inc.                                         1,490,305           88
-----------------------------------------------------------------------------------------------------------------
                                                                                           4,457,751          264
-----------------------------------------------------------------------------------------------------------------
                      Utilities--1.3%
             58,300   Duke Energy Corporation                                              1,712,271          101
             11,200   FPL Group, Inc.                                                        463,456           27
-----------------------------------------------------------------------------------------------------------------
                                                                                           2,175,727          128
-----------------------------------------------------------------------------------------------------------------
Total Value of Investments                                              99.7%            168,491,375        9,969
Other Assets, Less Liabilities                                            .3                 528,011           31
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                             100.0%           $169,019,386      $10,000
=================================================================================================================

* Non-income producing

  Summary of Abbreviations:
  ADR American Depositary Receipts

See notes to financial statements


Fund Expenses
CASH MANAGEMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                          Beginning                 Ending
                           Account                  Account               Expenses Paid
                            Value                    Value                During Period
Expense Examples          (1/1/06)                 (6/30/06)            (1/1/06-6/30/06)*
----------------------------------------------------------------------------------------------
Actual                   $1,000.00                $1,019.75                  $3.52
Hypothetical
  (5% annual return
  before expenses)       $1,000.00                $1,021.44                  $3.53
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .70%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR


(BAR CHART DATA:)

Corporate Notes                                  60.6%
U.S. Government Agency Obligations               23.0%
Floating Rate Notes                               9.2%
Bankers' Acceptances                              3.9%
Certificates of Deposit                           3.3%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on the total value of investments.

Portfolio of Investments
CASH MANAGEMENT FUND
June 30, 2006
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
          Principal                                                       Interest                     $10,000 of
             Amount   Security                                                Rate*            Value   Net Assets
-----------------------------------------------------------------------------------------------------------------
                      CORPORATE NOTES--59.8%
               $250M  Brown Forman Corp., 7/6/06+                             5.08%         $249,823         $324
                300M  Chevron Funding Corp., 8/3/06                           5.22           298,564          387
                300M  Coca-Cola Co., 8/17/06                                  5.22           297,955          386
                300M  Concentrate Manufacturing Company
                        of Ireland, 7/13/06+                                  5.10           299,489          388
                275M  Dupont (E.I.) de Nemours & Co., 7/10/06+                5.01           274,655          356
                250M  Florida Power & Light Co., 7/27/06                      5.27           249,048          323
                250M  Gannett Co., Inc., 7/21/06+                             5.21           249,275          323
                300M  General Electric Capital Corp., 7/18/06                 5.13           299,271          388
                300M  Hershey Foods Corp., 7/14/06+                           5.09           299,448          388
                250M  IBM Capital, Inc., 7/26/06+                             5.21           249,095          323
                250M  McGraw-Hill Cos., Inc., 7/12/06                         5.02           249,615          324
                200M  Merrill Lynch & Co., Inc., 7/6/06                       5.01           199,860          259
                300M  National Rural Utilities Cooperative
                        Finance Corp., 7/11/06                                5.10           299,574          388
                300M  Paccar Financial Corp., 7/7/06                          5.25           299,737          389
                300M  Prudential Funding Corp., 7/19/06                       5.14           299,228          388
                250M  Toyota Motor Credit Corp., 7/31/06                      5.23           248,909          323
                250M  Wal-Mart Stores, Inc., 8/8/06+                          5.22           248,622          322
-----------------------------------------------------------------------------------------------------------------
Total Value of Corporate Notes (cost $4,612,168)                                           4,612,168        5,979
-----------------------------------------------------------------------------------------------------------------
                      U.S. GOVERNMENT AGENCY OBLIGATIONS--22.8%
                      Fannie Mae:
                100M    10/6/06                                               4.83            99,442          129
                150M    2/12/07                                               5.00           148,646          193
                      Federal Home Loan Bank:
                250M    7/7/06                                                5.06           249,789          324
                375M    8/25/06                                               5.30           373,427          484
                200M    3/16/07                                               5.07           198,551          257
                      Freddie Mac:
                200M    11/3/06                                               4.51           199,997          259
                195M    11/9/06                                               4.67           194,877          253
                140M    5/11/07                                               5.30           140,000          181
                150M    6/22/07                                               5.42           150,000          195
-----------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations
  (cost $1,754,729)                                                                        1,754,729        2,275
-----------------------------------------------------------------------------------------------------------------







-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
          Principal                                                       Interest                     $10,000 of
             Amount   Security                                                Rate*            Value   Net Assets
-----------------------------------------------------------------------------------------------------------------
                      FLOATING RATE NOTES--9.1%
               $250M  US Bank, NA, 1/25/07                                    5.06%         $250,000         $324
                250M  Wachovia Bank, NA, 12/4/06                              5.22           250,000          324
                200M  Wells Fargo & Co., 9/15/06                              5.42           200,046          259
-----------------------------------------------------------------------------------------------------------------
Total Value of Floating Rate Notes (cost $700,046)                                           700,046          907
-----------------------------------------------------------------------------------------------------------------
                      BANKERS' ACCEPTANCES--3.8%
                298M  JPMorgan Chase & Co., 8/1/06
                        (cost $296,690)                                       5.08           296,690          385
-----------------------------------------------------------------------------------------------------------------
                      CERTIFICATES OF DEPOSIT--3.2%
                250M  Citibank, NA, 8/22/06 (cost $250,000)                   5.15           250,000          324
-----------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $7,613,633)                           98.7%               7,613,633        9,870
Other Assets, Less Liabilities                                          1.3                  100,060          130
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                            100.0%              $7,713,693      $10,000
=================================================================================================================

 * The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on the floating rate notes are adjusted periodically; the rates shown are the rates in effect on June 30, 2006.

 + Security exempt from registration under Section 4(2) of the Securities Act of 1933 (see Note 5).

++ Aggregate cost for federal income tax purposes is the same.

See notes to financial statements


Fund Expenses
DISCOVERY FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------------------------
                          Beginning                  Ending
                           Account                  Account               Expenses Paid
                            Value                    Value                During Period
Expense Examples          (1/1/06)                 (6/30/06)            (1/1/06-6/30/06)*
----------------------------------------------------------------------------------------------
Actual                   $1,000.00                $1,081.03                  $4.20
Hypothetical
  (5% annual return
  before expenses)       $1,000.00                $1,020.89                  $4.08
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .81%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).



Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Information Technology                           23.0%
Industrials                                      20.3%
Consumer Discretionary                           12.3%
Consumer Staples                                  8.8%
Health Care                                       7.6%
Utilities                                         6.3%
Materials                                         6.1%
Energy                                            4.6%
Telecommunication Services                        4.4%
Financials                                        4.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on the total value of investments.

Portfolio of Investments
DISCOVERY FUND
June 30, 2006
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
                                                                                                       $10,000 of
             Shares   Security                                                                 Value   Net Assets
-----------------------------------------------------------------------------------------------------------------
                      COMMON STOCKS--97.3%
                      Consumer Discretionary--12.3%
             90,100   Catalina Marketing Corporation                                      $2,564,246         $178
             77,900   Dillard's, Inc. - Class "A"                                          2,481,115          172
             67,200   Jackson Hewitt Tax Service, Inc.                                     2,106,720          146
            175,200   Journal Communications, Inc.                                         1,969,248          137
             46,600   Media General, Inc. - Class "A"                                      1,952,074          135
             51,200 * Payless ShoeSource, Inc.                                             1,391,104           97
             95,775   RadioShack Corporation                                               1,340,850           93
             72,100 * Scholastic Corporation                                               1,872,437          130
            147,700 * Tempur-Pedic International, Inc.                                     1,995,427          138
-----------------------------------------------------------------------------------------------------------------
                                                                                          17,673,221        1,226
-----------------------------------------------------------------------------------------------------------------
                      Consumer Staples--8.8%
            127,300   Chiquita Brands International, Inc.                                  1,754,194          122
             62,575   Church & Dwight Co., Inc.                                            2,278,981          158
             76,500   Flowers Foods, Inc.                                                  2,190,960          152
             65,200   Hormel Foods Corporation                                             2,421,528          168
             49,500   Lancaster Colony Corporation                                         1,953,765          136
             71,989   Tootsie Roll Industries, Inc.                                        2,097,040          145
-----------------------------------------------------------------------------------------------------------------
                                                                                          12,696,468          881
-----------------------------------------------------------------------------------------------------------------
                      Energy--4.6%
             61,400 * Denbury Resources, Inc.                                              1,944,538          135
            119,500 * Parker Drilling Company                                                858,010           59
             30,400 * Swift Energy Company                                                 1,305,072           91
             33,800   Tesoro Corporation                                                   2,513,368          174
-----------------------------------------------------------------------------------------------------------------
                                                                                           6,620,988          459
-----------------------------------------------------------------------------------------------------------------
                      Financials--4.0%
              7,900 * Alleghany Corporation                                                2,183,244          151
             58,100   Calamos Asset Management, Inc. - Class "A"                           1,684,319          117
             65,550   HCC Insurance Holdings, Inc.                                         1,929,792          134
-----------------------------------------------------------------------------------------------------------------
                                                                                           5,797,355          402
-----------------------------------------------------------------------------------------------------------------
                      Health Care--7.6%
            110,800 * AMN Healthcare Services, Inc.                                        2,249,240          156
             85,600 * AmSurg Corporation                                                   1,947,400          135
             42,500 * Humana, Inc.                                                         2,282,250          158
-----------------------------------------------------------------------------------------------------------------






Portfolio of Investments (continued)
DISCOVERY FUND
June 30, 2006
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
                                                                                                       $10,000 of
             Shares   Security                                                                 Value   Net Assets
-----------------------------------------------------------------------------------------------------------------
                      Health Care (continued)
             56,700 * Magellan Health Services, Inc. - Class "A"                          $2,569,077         $178
             52,800   West Pharmaceutical Services, Inc.                                   1,915,584          133
-----------------------------------------------------------------------------------------------------------------
                                                                                          10,963,551          760
-----------------------------------------------------------------------------------------------------------------
                      Industrials--20.2%
             59,800 * Aviall, Inc.                                                         2,841,696          197
             33,250   Carlisle Companies, Inc.                                             2,636,725          183
             67,300   CLARCOR, Inc.                                                        2,004,867          139
             63,600   Curtiss-Wright Corporation                                           1,963,968          136
             38,800   HNI Corporation                                                      1,759,580          122
             25,500 * Jacobs Engineering Group, Inc.                                       2,030,820          141
             54,900   John H. Harland Company                                              2,388,150          166
             74,600 * Kansas City Southern, Inc.                                           2,066,420          143
             45,300 * NCI Building Systems, Inc.                                           2,408,601          167
             48,000   United Industrial Corporation                                        2,172,000          151
             48,200   Wabtec Corporation                                                   1,802,680          125
             75,250   Watson Wyatt & Company Holdings - Class "A"                          2,644,285          183
             79,800   Woodward Governor Company                                            2,434,698          169
-----------------------------------------------------------------------------------------------------------------
                                                                                          29,154,490        2,022
-----------------------------------------------------------------------------------------------------------------
                      Information Technology--23.0%
             89,600 * Avnet, Inc.                                                          1,793,792          124
            132,600   AVX Corporation                                                      2,093,754          145
             70,400 * Cabot Microelectronics Corporation                                   2,133,824          148
             40,700   CDW Corporation                                                      2,224,255          154
             96,600 * Checkpoint Systems, Inc.                                             2,145,486          149
            148,500 * Convergys Corporation                                                2,895,750          201
             46,400   Imation Corporation                                                  1,904,720          132
             64,700 * Intergraph Corporation                                               2,037,403          141
             69,200 * MEMC Electronic Materials, Inc.                                      2,595,000          180
             84,100   MoneyGram International, Inc.                                        2,855,195          198
            170,750 * Overland Storage, Inc.                                               1,144,025           80
             78,400   Reynolds and Reynolds Company - Class "A"                            2,404,528          167
             49,000 * Rogers Corporation                                                   2,760,660          192
            206,800 * Tyler Technologies, Inc.                                             2,316,160          161
             56,250 * Varian Semiconductor Equipment Associates, Inc.                      1,834,313          127
-----------------------------------------------------------------------------------------------------------------
                                                                                          33,138,865        2,299
-----------------------------------------------------------------------------------------------------------------






-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
          Shares or                                                                                      For Each
          Principal                                                                                    $10,000 of
             Amount   Security                                                                 Value   Net Assets
-----------------------------------------------------------------------------------------------------------------
                      Materials--6.1%
             40,600   AptarGroup, Inc.                                                    $2,014,166         $140
             73,800   Bowater, Inc.                                                        1,678,950          116
            109,200   Commercial Metals Company                                            2,806,440          195
             49,200   Eagle Materials, Inc.                                                2,337,000          162
-----------------------------------------------------------------------------------------------------------------
                                                                                           8,836,556          613
-----------------------------------------------------------------------------------------------------------------
                      Telecommunication Services--4.4%
             58,400   CenturyTel, Inc.                                                     2,169,560          150
            249,300 * Premiere Global Services, Inc.                                       1,882,215          131
             59,775   Telephone & Data Systems, Inc. - Special Shares                      2,325,247          161
-----------------------------------------------------------------------------------------------------------------
                                                                                           6,377,022          442
-----------------------------------------------------------------------------------------------------------------
                      Utilities--6.3%
             69,000   Atmos Energy Corporation                                             1,925,790          134
            145,100 * CMS Energy Corporation                                               1,877,594          130
             99,200   Duquesne Light Holdings, Inc.                                        1,630,848          113
            281,200 * Dynegy, Inc. - Class "A"                                             1,538,164          107
             88,700   Pepco Holdings, Inc.                                                 2,091,546          145
-----------------------------------------------------------------------------------------------------------------
                                                                                           9,063,942          629
-----------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $122,505,483)                                         140,322,458        9,733
-----------------------------------------------------------------------------------------------------------------
                      SHORT-TERM U.S. GOVERNMENT AGENCY
                      OBLIGATIONS--2.6%
            $3,700M   Federal Home Loan Bank, 4.95%, 7/3/06
                        (cost $3,698,982)                                                  3,698,982          257
-----------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $126,204,465)                              99.9%        144,021,440        9,990
Other Assets, Less Liabilities                                                .1             144,701           10
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                                 100.0%       $144,166,141      $10,000
=================================================================================================================

* Non-income producing

See notes to financial statements


Fund Expenses
FOCUSED EQUITY FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------------------------
                         Beginning                   Ending
                          Account                   Account               Expenses Paid
                           Value                     Value                During Period
Expense Examples          (1/1/06)                 (6/30/06)            (1/1/06-6/30/06)*
----------------------------------------------------------------------------------------------
Actual                   $1,000.00                $1,004.51                  $4.55
Hypothetical
  (5% annual return
  before expenses)       $1,000.00                $1,020.39                  $4.58
----------------------------------------------------------------------------------------------


* Expenses are equal to the annualized expense ratio of .91%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).


Portfolio Composition
TOP SECTORS

(BAR CHART DATA:)

Health Care                                      18.0%
Information Technology                           17.3%
Financials                                       17.0%
Industrials                                      14.5%
Energy                                           10.7%
Consumer Discretionary                            9.3%
Consumer Staples                                  7.9%
Telecommunication Services                        2.2%
Utilities                                         1.5%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on the total value of investments.

Portfolio of Investments
FOCUSED EQUITY FUND
June 30, 2006
------------------------------------------------------------------------------------------------------------------
                                                                                                            Amount
                                                                                                          Invested
                                                                                                          For Each
                                                                                                        $10,000 of
             Shares   Security                                                                 Value    Net Assets
------------------------------------------------------------------------------------------------------------------
                      COMMON STOCKS--98.7%
                      Consumer Discretionary--9.3%
              8,200   CBS Corporation - Class "B"                                           $221,810         $201
              4,600   Federated Department Stores, Inc.                                      168,360          153
              2,200   Lowe's Companies, Inc.                                                 133,474          121
              2,000   NIKE, Inc. - Class "B"                                                 162,000          147
             10,700   Time Warner, Inc.                                                      185,110          168
              4,450 * Viacom, Inc. - Class "B"                                               159,488          144
-----------------------------------------------------------------------------------------------------------------
                                                                                           1,030,242          934
-----------------------------------------------------------------------------------------------------------------
                      Consumer Staples--7.9%
              3,700   Altria Group, Inc.                                                     271,691          246
              4,800   PepsiCo, Inc.                                                          288,192          261
              5,600   Procter & Gamble Company                                               311,360          282
-----------------------------------------------------------------------------------------------------------------
                                                                                             871,243          789
-----------------------------------------------------------------------------------------------------------------
                      Energy--10.8%
              4,500   Chesapeake Energy Corporation                                          136,125          123
              7,000   ConocoPhillips                                                         458,710          416
              4,700   Noble Energy, Inc.                                                     220,242          200
              2,300   Petro-Canada                                                           109,043           99
              4,100   Schlumberger, Ltd.                                                     266,951          242
-----------------------------------------------------------------------------------------------------------------
                                                                                           1,191,071        1,080
-----------------------------------------------------------------------------------------------------------------
                      Financials--17.0%
              4,500   ACE, Ltd.                                                              227,655          206
              9,000   Bank of America Corporation                                            432,900          392
              7,000   Citigroup, Inc.                                                        337,680          306
              2,300   Golden West Financial Corporation                                      170,660          155
              2,900   Merrill Lynch & Company, Inc.                                          201,724          183
              2,400   MetLife, Inc.                                                          122,904          111
              3,100   State Street Corporation                                               180,079          163
              1,900   UBS AG                                                                 208,430          189
-----------------------------------------------------------------------------------------------------------------
                                                                                           1,882,032        1,705
-----------------------------------------------------------------------------------------------------------------
                      Health Care--18.1%
              3,900   Abbott Laboratories                                                    170,079          154
                600   Alcon, Inc.                                                             59,130           54
              4,300   Amgen, Inc.                                                            280,489          254
              3,800   Eli Lilly & Company                                                    210,026          190
-----------------------------------------------------------------------------------------------------------------






Portfolio of Investments (continued)
FOCUSED EQUITY FUND
June 30, 2006
------------------------------------------------------------------------------------------------------------------
                                                                                                            Amount
                                                                                                          Invested
                                                                                                          For Each
                                                                                                        $10,000 of
             Shares   Security                                                                 Value    Net Assets
------------------------------------------------------------------------------------------------------------------
                      Health Care (continued)
              4,100 * Medco Health Solutions, Inc.                                          $234,848         $213
              7,000   Medtronic, Inc.                                                        328,440          298
              5,900   Sanofi-Aventis (ADR)                                                   287,330          260
             12,600   Schering-Plough Corporation                                            239,778          217
              2,500 * WellPoint, Inc.                                                        181,925          165
-----------------------------------------------------------------------------------------------------------------
                                                                                           1,992,045        1,805
-----------------------------------------------------------------------------------------------------------------
                      Industrials--14.5%
              2,400   Boeing Company                                                         196,584          178
              1,300   Fluor Corporation                                                      120,809          109
              8,700   General Electric Company                                               286,752          260
              3,400   Lockheed Martin Corporation                                            243,916          221
              3,200   Textron, Inc.                                                          294,976          267
              3,600   United Technologies Corporation                                        228,312          207
              6,500   Waste Management, Inc.                                                 233,220          211
-----------------------------------------------------------------------------------------------------------------
                                                                                           1,604,569        1,453
-----------------------------------------------------------------------------------------------------------------
                      Information Technology--17.4%
              4,000   Accenture, Ltd. - Class "A"                                            113,280          103
              5,800 * Adobe Systems, Inc.                                                    176,088          160
              4,100   Automatic Data Processing, Inc.                                        185,935          168
              9,900 * Cisco Systems, Inc.                                                    193,347          175
              9,200 * Corning, Inc.                                                          222,548          202
             15,500 * EMC Corporation                                                        170,035          154
              4,700   First Data Corporation                                                 211,688          192
                460 * Google, Inc. - Class "A"                                               192,892          175
              3,100 * Marvell Technology Group, Ltd.                                         137,423          124
             13,400   Microsoft Corporation                                                  312,220          283
-----------------------------------------------------------------------------------------------------------------
                                                                                           1,915,456        1,736
-----------------------------------------------------------------------------------------------------------------
                      Telecommunication Services--2.2%
             12,140   Sprint Nextel Corporation                                              242,678          220
-----------------------------------------------------------------------------------------------------------------
                      Utilities--1.5%
              2,200   Dominion Resources, Inc.                                               164,538          149
-----------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $9,843,652)                                            10,893,874        9,871
-----------------------------------------------------------------------------------------------------------------







------------------------------------------------------------------------------------------------------------------
                                                                                                            Amount
                                                                                                          Invested
                                                                                                          For Each
           Principal                                                                                    $10,000 of
              Amount   Security                                                                Value    Net Assets
------------------------------------------------------------------------------------------------------------------
                       REPURCHASE AGREEMENT--1.7%
               $183M   Banc of America Securities, 4.25%, dated 6/30/06,
                         to be repurchased at $183,065 on 7/3/06
                         (collateralized by U.S. Treasury Notes, 5.125%,
                         6/30/11, valued at $190,237) (cost $183,000)                       $183,000         $166
-----------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $10,026,652)                              100.4%         11,076,874       10,037
Other Assets, Less Liabilities                                              (0.4)            (41,079)         (37)
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                                 100.0%        $11,035,795      $10,000
=================================================================================================================

* Non-income producing

  Summary of Abbreviations:
  ADR American Depositary Receipts

See notes to financial statements


Fund Expenses
GOVERNMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------------------------
                          Beginning                 Ending
                           Account                  Account               Expenses Paid
                            Value                    Value                During Period
Expense Examples          (1/1/06)                 (6/30/06)            (1/1/06-6/30/06)*
----------------------------------------------------------------------------------------------
Actual                   $1,000.00                  $996.32                  $3.88
Hypothetical
  (5% annual return
  before expenses)       $1,000.00                $1,021.04                  $3.93
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .78%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Government National Mortgage Association         55.1%
Fannie Mae                                       12.9%
Freddie Mac                                      11.8%
U.S. Government Agency Obligations               10.0%
U.S. Government Obligations                       5.2%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on the total value of investments.

Portfolio of Investments
GOVERNMENT FUND
June 30, 2006
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
           Principal                                                                                   $10,000 of
              Amount   Security                                                                Value   Net Assets
-----------------------------------------------------------------------------------------------------------------
                       MORTGAGE-BACKED CERTIFICATES--79.2%
                       Fannie Mae--12.8%
             $1,260M   5.5%, 10/1/2032-7/1/2034                                           $1,223,764         $632
                159M   7%, 5/1/2031                                                          165,042           85
                612M   9%, 6/1/2015-11/1/2026                                                661,489          342
                382M   11%, 10/1/2015                                                        424,515          219
-----------------------------------------------------------------------------------------------------------------
                                                                                           2,474,810        1,278
-----------------------------------------------------------------------------------------------------------------
                       Freddie Mac--11.8%
              1,774M   6%, 8/1/2032-10/1/2035                                              1,749,794          903
                323M   6.5%, 7/1/2032-12/1/2032                                              326,009          168
                189M   8.5%, 7/1/2016-9/1/2024                                               202,773          105
-----------------------------------------------------------------------------------------------------------------
                                                                                           2,278,576        1,176
-----------------------------------------------------------------------------------------------------------------
                       Government National Mortgage Association I Program--54.6%
              1,281M   5%, 6/15/2033-5/15/2034                                             1,214,015          627
              3,724M   5.5%, 2/15/2033-1/15/2036                                           3,613,446        1,866
              2,680M   6%, 11/15/2032-5/15/2036                                            2,663,002        1,375
              1,285M   6.5%, 7/15/2032-8/15/2034                                           1,306,698          674
              1,407M   7%, 1/15/2030-10/15/2032                                            1,464,116          756
                292M   10%, 5/15/2019-8/15/2019                                              325,829          168
-----------------------------------------------------------------------------------------------------------------
                                                                                          10,587,106        5,466
-----------------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $15,830,636)                            15,340,492        7,920
-----------------------------------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCY OBLIGATIONS--9.9%
              1,000M   Federal Farm Credit Bank, 4.55%, 2011                                 956,338          494
              1,000M   Federal Home Loan Bank, 5%, 2012                                      968,127          500
-----------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $1,991,985)                        1,924,465          994
-----------------------------------------------------------------------------------------------------------------
                       U.S. GOVERNMENT OBLIGATIONS--5.0%
                911M   FDA Queens LP, 6.99%, 2017 (cost $1,036,018)+                         966,080          499
-----------------------------------------------------------------------------------------------------------------






Portfolio of Investments (continued)
GOVERNMENT FUND
June 30, 2006
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
           Principal                                                                                   $10,000 of
              Amount   Security                                                                Value   Net Assets
-----------------------------------------------------------------------------------------------------------------
                       SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--5.2%
             $1,000M   U.S. Treasury Bills, 4.52%, 7/6/06 (cost $999,371)                   $999,371         $516
-----------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $19,858,010)                               99.3%         19,230,408        9,929
Other Assets, Less Liabilities                                                .7             138,432           71
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                                 100.0%        $19,368,840      $10,000
=================================================================================================================

+ Security exempt from registration under Rule 144A of the Securities Act of 1933 (See Note 5).

See notes to financial statements


Fund Expenses
GROWTH FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------------------------
                          Beginning                 Ending
                           Account                  Account               Expenses Paid
                            Value                    Value                During Period
Expense Examples          (1/1/06)                 (6/30/06)            (1/1/06-6/30/06)*
----------------------------------------------------------------------------------------------
Actual                   $1,000.00                $1,024.83                  $4.19
Hypothetical
  (5% annual return
  before expenses)       $1,000.00                $1,020.79                  $4.18
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .83%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).



Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Information Technology                           18.4%
Financials                                       17.4%
Health Care                                      15.7%
Consumer Discretionary                           12.7%
Industrials                                      12.2%
Energy                                           10.4%
Consumer Staples                                  5.7%
Materials                                         2.1%
Telecommunication Services                        1.9%
Utilities                                         1.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on the total value of investments.

Portfolio of Investments
GROWTH FUND
June 30, 2006
-----------------------------------------------------------------------------------------------------------------
                                                                                                         For Each
                                                                                                         Invested
                                                                                                         For Each
                                                                                                       $10,000 of
             Shares   Security                                                                 Value   Net Assets
-----------------------------------------------------------------------------------------------------------------
                      COMMON STOCKS--98.1%
                      Consumer Discretionary--12.6%
             31,300   Abercrombie & Fitch Company - Class "A"                             $1,734,959          $70
             34,400 * Career Education Corporation                                         1,028,216           41
            149,650   CBS Corporation - Class "B"                                          4,048,033          164
             41,150 * Coldwater Creek, Inc.                                                1,101,174           44
             41,366   D.R. Horton, Inc.                                                      985,338           40
             54,600   Federated Department Stores, Inc.                                    1,998,360           81
                800   Garmin, Ltd.                                                            84,352            3
             11,300 * ITT Educational Services, Inc.                                         743,653           30
             44,525 * Jos. A. Bank Clothiers, Inc.                                         1,066,819           43
             26,000   Lowe's Companies, Inc.                                               1,577,420           64
             87,700   Michaels Stores, Inc.                                                3,616,748          146
             41,500 * O'Reilly Automotive, Inc.                                            1,294,385           52
             91,600 * Penn National Gaming, Inc.                                           3,552,248          144
             22,700 * Priceline.com, Inc.                                                    677,822           27
             41,900 * RARE Hospitality International, Inc.                                 1,205,044           49
             24,700 * Scientific Games Corporation - Class "A"                               879,814           36
             15,400 * Shuffle Master, Inc.                                                   504,812           20
            128,100   Time Warner, Inc.                                                    2,216,130           90
             49,900 * Univision Communications, Inc. - Class "A"                           1,671,650           68
             36,450   Viacom, Inc. - Class "B"                                             1,306,368           53
-----------------------------------------------------------------------------------------------------------------
                                                                                          31,293,345        1,265
-----------------------------------------------------------------------------------------------------------------
                      Consumer Staples--5.7%
             55,900   Altria Group, Inc.                                                   4,104,737          166
             27,000   General Mills, Inc.                                                  1,394,820           56
             17,000   Loews Corporation-Carolina Group                                       873,290           35
             60,500   PepsiCo, Inc.                                                        3,632,420          147
             73,200   Procter & Gamble Company                                             4,069,920          165
-----------------------------------------------------------------------------------------------------------------
                                                                                          14,075,187          569
-----------------------------------------------------------------------------------------------------------------
                      Energy--10.4%
             21,600   Cameco Corporation                                                     863,352           35
            112,400   Chesapeake Energy Corporation                                        3,400,100          137
             64,900   ConocoPhillips                                                       4,252,897          172
             79,000   ExxonMobil Corporation                                               4,846,650          196
            144,000   Noble Energy, Inc.                                                   6,747,840          273
             76,400   Patterson-UTI Energy, Inc.                                           2,162,884           88
-----------------------------------------------------------------------------------------------------------------






-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
                                                                                                       $10,000 of
             Shares   Security                                                                 Value   Net Assets
-----------------------------------------------------------------------------------------------------------------
                      Energy (continued)
             42,400   Schlumberger, Ltd.                                                  $2,760,664         $112
             19,100   Woodside Petroleum, Ltd. (ADR)                                         624,373           25
-----------------------------------------------------------------------------------------------------------------
                                                                                          25,658,760        1,038
-----------------------------------------------------------------------------------------------------------------
                      Financials--17.4%
             52,100 * ACE, Ltd.                                                            2,635,739          107
             21,400   Affiliated Managers Group, Inc.                                      1,859,446           75
             33,074   American International Group, Inc.                                   1,953,020           79
            122,800   Bank of America Corporation                                          5,906,680          239
             32,500   Chubb Corporation                                                    1,621,750           66
             94,852   Citigroup, Inc.                                                      4,575,660          185
            127,300 * E*TRADE Financial Corporation                                        2,904,986          117
              3,300   First Marblehead Corporation                                           187,902            8
             21,900   Golden West Financial Corporation                                    1,624,980           66
             31,600   IndyMac Bancorp, Inc.                                                1,448,860           59
             30,900   Merrill Lynch & Company, Inc.                                        2,149,404           87
             62,400 * NASDAQ Stock Market, Inc.                                            1,865,760           75
             68,100   Nuveen Investments - Class "A"                                       2,931,705          119
             41,400   PNC Financial Services Group, Inc.                                   2,905,038          117
             19,600   Simon Property Group, Inc. (REIT)                                    1,625,624           66
             37,400   State Street Corporation                                             2,172,566           88
             23,500   UBS AG-Registered                                                    2,577,950          104
             58,900   W.R. Berkley Corporation                                             2,010,257           81
-----------------------------------------------------------------------------------------------------------------
                                                                                          42,957,327        1,738
-----------------------------------------------------------------------------------------------------------------
                      Health Care--15.6%
             45,200   Abbott Laboratories                                                  1,971,172           80
             28,300   Aetna, Inc.                                                          1,130,019           46
             61,000 * Alkermes, Inc.                                                       1,154,120           47
             30,700 * Amedisys, Inc.                                                       1,163,530           47
             50,800 * Amgen, Inc.                                                          3,313,684          134
             24,600   Biomet, Inc.                                                           769,734           31
             15,400   Biovail Corporation                                                    360,514           15
             27,400 * Coventry Health Care, Inc.                                           1,505,356           61
             39,600   Eisai Co., Ltd. (ADR)                                                1,784,020           72
             25,100 * Elan Corporation PLC (ADR)                                             419,170           17
             42,500   Eli Lilly & Company                                                  2,348,975           95
             10,400 * Fisher Scientific International, Inc.                                  759,720           31
             37,300 * Health Net, Inc.                                                     1,684,841           68
             27,400 * Kinetic Concepts, Inc.                                               1,209,710           49
-----------------------------------------------------------------------------------------------------------------






Portfolio of Investments (continued)
GROWTH FUND
June 30, 2006
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
                                                                                                       $10,000 of
             Shares   Security                                                                 Value   Net Assets
-----------------------------------------------------------------------------------------------------------------
                      Health Care (continued)
             50,200 * Medco Health Solutions, Inc.                                        $2,875,456         $116
             83,900   Medtronic, Inc.                                                      3,936,588          159
             29,200   Omnicare, Inc.                                                       1,384,664           56
             28,900 * Patterson Companies, Inc.                                            1,009,477           41
             69,200   Sanofi-Aventis (ADR)                                                 3,370,040          136
            156,700   Schering-Plough Corporation                                          2,982,001          121
             30,200 * Waters Corporation                                                   1,340,880           54
             29,400 * WellPoint, Inc.                                                      2,139,438           86
-----------------------------------------------------------------------------------------------------------------
                                                                                          38,613,109        1,562
-----------------------------------------------------------------------------------------------------------------
                      Industrials--12.2%
             29,300   Boeing Company                                                       2,399,963           97
              8,500   Con-way, Inc.                                                          492,405           20
             22,800   Fastenal Company                                                       918,612           37
             35,800   Fluor Corporation                                                    3,326,894          134
            137,000   General Electric Company                                             4,515,520          183
             41,100   Lockheed Martin Corporation                                          2,948,514          119
             12,400 * Monster Worldwide, Inc.                                                528,984           21
             30,000   Oshkosh Truck Corporation                                            1,425,600           58
             28,800   Precision Castparts Corporation                                      1,721,088           70
             16,800 * Terex Corporation                                                    1,658,160           67
             39,200   Textron, Inc.                                                        3,613,456          146
             52,600   United Technologies Corporation                                      3,335,892          135
             91,500   Waste Management, Inc.                                               3,283,020          133
-----------------------------------------------------------------------------------------------------------------
                                                                                          30,168,108        1,220
-----------------------------------------------------------------------------------------------------------------
                      Information Technology--18.3%
             49,100   Accenture, Ltd. - Class "A"                                          1,390,512           56
            109,300   Adobe Systems, Inc.                                                  3,318,348          134
              8,300 * Akamai Technologies, Inc.                                              300,377           12
             51,800 * Alliance Data Systems Corporation                                    3,046,876          123
             46,100 * Amdocs, Ltd.                                                         1,687,260           68
             33,900   Amphenol Corporation - Class "A"                                     1,897,044           77
             33,100   Autodesk, Inc.                                                       1,140,626           46
             33,300 * Avid Technology, Inc.                                                1,109,889           45
             32,700 * Benchmark Electronics, Inc.                                            788,724           32
             13,000   CDW Corporation                                                        710,450           29
            135,200 * Cisco Systems, Inc.                                                  2,640,456          107
            131,300 * Corning, Inc.                                                        3,176,147          129
             20,100 * DST Systems, Inc.                                                    1,195,950           48
-----------------------------------------------------------------------------------------------------------------






-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
                                                                                                       $10,000 of
             Shares   Security                                                                 Value   Net Assets
-----------------------------------------------------------------------------------------------------------------
                      Information Technology (continued)
            160,700 * EMC Corporation                                                     $1,762,879          $71
             41,400   First Data Corporation                                               1,864,656           75
             53,200 * Foundry Networks, Inc.                                                 567,112           23
              6,900 * Google, Inc. - Class "A"                                             2,893,377          117
             23,000 * Intuit, Inc.                                                         1,388,970           56
             24,300 * Lam Research Corporation                                             1,132,866           46
             37,700 * Marvell Technology Group, Ltd.                                       1,671,241           68
             16,700 * MEMC Electronic Materials, Inc.                                        626,250           25
             46,700   Microchip Technology, Inc.                                           1,566,785           63
            167,700   Microsoft Corporation                                                3,907,410          158
             68,700 * QLogic Corporation                                                   1,184,388           48
             35,500   QUALCOMM, Inc.                                                       1,422,485           58
              9,800 * SanDisk Corporation                                                    499,604           20
             75,800 * Varian Semiconductor Equipment Associates, Inc.                      2,471,838          100
-----------------------------------------------------------------------------------------------------------------
                                                                                          45,362,520        1,834
-----------------------------------------------------------------------------------------------------------------
                      Materials--2.1%
             83,600   Companhia Vale Do Rio Doce (ADR)                                     2,009,744           81
             13,300   Freeport-McMoRan Copper & Gold, Inc. - Class "B"                       736,953           30
             10,600   Martin Marietta Materials, Inc.                                        966,190           39
              8,200   Newmont Mining Corporation                                             434,026           18
              4,900   Rio Tinto PLC--(ADR)                                                 1,027,579           42
-----------------------------------------------------------------------------------------------------------------
                                                                                           5,174,492          210
-----------------------------------------------------------------------------------------------------------------
                      Other--.8%
             34,900   Market 2000+ HOLDRs Trust                                            1,903,795           77
-----------------------------------------------------------------------------------------------------------------
                      Telecommunication Services--1.9%
             25,900   AT&T, Inc.                                                             722,351           29
             27,500 * NeuStar, Inc. - Class "A"                                              928,125           37
            146,752   Sprint Nextel Corporation                                            2,933,572          119
             13,200 * Syniverse Holdings, Inc.                                               194,040            8
-----------------------------------------------------------------------------------------------------------------
                                                                                           4,778,088          193
-----------------------------------------------------------------------------------------------------------------
                      Utilities--1.1%
             34,600   Dominion Resources, Inc.                                             2,587,734          105
-----------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $200,602,834)                                         242,572,465        9,811
-----------------------------------------------------------------------------------------------------------------






Portfolio of Investments (continued)
GROWTH FUND
June 30, 2006
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
           Principal                                                                                   $10,000 of
              Amount   Security                                                                Value   Net Assets
-----------------------------------------------------------------------------------------------------------------
                       REPURCHASE AGREEMENT--1.6%
             $4,031M   Banc of America Securities, 4.25%, dated 6/30/06,
                         to be repurchased at $4,032,428 on 7/3/06
                         (collateralized by U.S. Treasury Notes, 5.125%,
                         6/30/11, valued at $4,125,150) (cost $4,031,000)                 $4,031,000         $163
-----------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $204,633,834)                              99.7%        246,603,465        9,974
Other Assets, Less Liabilities                                                .3             658,979           26
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                                 100.0%       $247,262,444      $10,000
=================================================================================================================

* Non-income producing

  Summary of Abbreviations:
  ADR   American Depositary Receipts
  REIT  Real Estate Investment Trust

See notes to financial statements


Fund Expenses
HIGH YIELD FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------------------------
                          Beginning                  Ending
                           Account                   Account               Expenses Paid
                            Value                     Value                During Period
Expense Examples          (1/1/06)                  (6/30/06)            (1/1/06-6/30/06)*
----------------------------------------------------------------------------------------------
Actual                   $1,000.00                 $1,023.50                   $4.29
Hypothetical
  (5% annual return
  before expenses)       $1,000.00                 $1,020.69                   $4.28
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .85%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).



Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Consumer Discretionary                           28.6%
Consumer Staples                                 19.9%
Energy                                           12.0%
Materials                                        12.0%
Industrials                                       8.6%
Health Care                                       8.3%
Telecommunication Services                        2.1%
Information Technology                            1.8%
Financials                                        1.7%
U.S. Government Obligations                       1.6%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on the total value of investments.

Portfolio of Investments
HIGH YIELD FUND
June 30, 2006
------------------------------------------------------------------------------------------------------------------
                                                                                                            Amount
                                                                                                          Invested
                                                                                                          For Each
          Principal                                                                                     $10,000 of
             Amount    Security                                                                Value    Net Assets
------------------------------------------------------------------------------------------------------------------
                       CORPORATE BONDS--91.4%
                       Aerospace/Defense--3.2%
               $550M   Alliant Techsystems, Inc., 6.75%, 2016                               $530,750          $80
                600M   DRS Technologies, Inc., 6.875%, 2013                                  580,500           88
                374M   Dyncorp International, LLC, 9.5%, 2013                                390,830           59
                190M   GenCorp, Inc., 9.5%, 2013                                             202,825           31
                400M   L-3 Communications Corp., 7.625%, 2012                                408,000           62
-----------------------------------------------------------------------------------------------------------------
                                                                                           2,112,905          320
-----------------------------------------------------------------------------------------------------------------
                       Automotive--8.7%
                200M   Accuride Corp., 8.5%, 2015                                            193,000           29
                       Asbury Automotive Group, Inc.:
                175M     9%, 2012                                                            174,125           26
                600M     8%, 2014                                                            585,000           88
                750M   Cooper Standard Automotive, Inc., 8.375%, 2014                        595,312           90
                250M   Cummins, Inc., 9.5%, 2010                                             264,606           40
                375M   Dana Corp., 9%, 2011++                                                322,500           49
                       Delco Remy International, Inc.:
                500M     11%, 2009                                                           295,000           45
                250M     9.375%, 2012                                                        141,250           21
                       General Motors Acceptance Corp.:
                350M     4.5%, 2006                                                          349,839           53
                500M     6.75%, 2014                                                         465,133           70
              1,000M   Special Devices, Inc., 11.375%, 2008**                                750,000          113
                750M   Tenneco Automotive, Inc., 8.625%, 2014                                751,875          114
                448M   TRW Automotive, Inc., 9.375%, 2013                                    478,240           72
                400M   United Components, Inc., 9.375%, 2013                                 396,000           60
-----------------------------------------------------------------------------------------------------------------
                                                                                           5,761,880          870
-----------------------------------------------------------------------------------------------------------------
                       Chemicals--9.0%
                225M   BCP Crystal US Holdings Corp., 9.625%, 2014                           245,250           37
                350M   Equistar Chemicals LP, 10.625%, 2011                                  377,562           57
                235M   Ethyl Corp., 8.875%, 2010                                             239,112           36
                200M   Huntsman International, LLC, 7.375%, 2015+                            188,500           29
                       Huntsman, LLC:
                183M     11.625%, 2010                                                       203,130           31
                319M     11.5%, 2012                                                         358,078           54
                900M   IMC Global, Inc., 10.875%, 2013                                     1,005,750          152
                700M   Innophos, Inc., 8.875%, 2014                                          693,000          105
                       Lyondell Chemical Co.:
                650M     9.625%, 2007                                                        663,000          100
                213M     9.5%, 2008                                                          219,923           33
-----------------------------------------------------------------------------------------------------------------







-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
          Principal                                                                                    $10,000 of
             Amount    Security                                                                Value   Net Assets
-----------------------------------------------------------------------------------------------------------------
                       Chemicals (continued)
               $425M   Millennium America, Inc., 9.25%, 2008                                $437,750          $66
                400M   Nell AF Sarl, 8.375%, 2015+                                           386,500           58
                100M   Omnova Solutions, Inc., 11.25%, 2010                                  106,500           16
                337M   Terra Capital, Inc., 11.5%, 2010                                      369,015           56
                450M   Tronox Worldwide, LLC, 9.5%, 2012+                                    465,750           70
-----------------------------------------------------------------------------------------------------------------
                                                                                           5,958,820          900
-----------------------------------------------------------------------------------------------------------------
                       Consumer Non-Durables--4.0%
                200M   Broder Brothers Co., 11.25%, 2010                                     187,000           28
                500M   GFSI, Inc., 11%, 2011+                                                475,000           72
                       Levi Strauss & Co.:
                500M     9.74%, 2012***                                                      511,250           77
                400M     9.75%, 2015                                                         402,000           61
                800M   Playtex Products, Inc., 9.375%, 2011                                  837,000          127
                250M   Remington Arms Co., 10.5%, 2011                                       216,250           33
-----------------------------------------------------------------------------------------------------------------
                                                                                           2,628,500          398
-----------------------------------------------------------------------------------------------------------------
                       Energy--11.7%
                600M   Basic Energy Services, Inc., 7.125%, 2016+                            561,000           85
                700M   Bluewater Finance, Ltd., 10.25%, 2012                                 712,250          108
                       Chesapeake Energy Corp.:
                200M     7.5%, 2014                                                          200,500           30
              1,000M     6.625%, 2016                                                        935,000          141
                       Compagnie Generale de Geophysique:
                350M     7.5%, 2015+                                                         343,875           52
                150M     7.5%, 2015                                                          147,375           22
                250M   Delta Petroleum Corp., 7%, 2015                                       233,750           35
                300M   Dresser, Inc., 9.375%, 2011                                           305,250           46
              1,000M   El Paso Production Holding Co., 7.75%, 2013                         1,012,500          153
                200M   Energy Partners, Ltd., 8.75%, 2010                                    193,500           29
                       Giant Industries, Inc.:
                650M     11%, 2012                                                           708,500          107
                450M     8%, 2014                                                            446,625           68
                150M   Hilcorp Energy, 9%, 2016+                                             151,875           23
                750M   POGO Producing Co., 6.875%, 2017                                      698,438          106
                       Stone Energy Corp.:
                600M     8.24%, 2010+***                                                     600,000           91
                100M     6.75%, 2014                                                         100,875           15
                400M   Tesoro Corp., 6.25%, 2012+                                            382,000           58
-----------------------------------------------------------------------------------------------------------------
                                                                                           7,733,313        1,169
-----------------------------------------------------------------------------------------------------------------






Portfolio of Investments (continued)
HIGH YIELD FUND
June 30, 2006
------------------------------------------------------------------------------------------------------------------
                                                                                                            Amount
                                                                                                          Invested
                                                                                                          For Each
          Principal                                                                                     $10,000 of
             Amount    Security                                                                Value    Net Assets
------------------------------------------------------------------------------------------------------------------
                       Financial Services--.8%
               $250M   Saxon Capital, Inc., 12%, 2014+                                      $253,125          $38
                300M   Targeted Return Index Securities Trust, 7.548%, 2016+                 294,501           45
-----------------------------------------------------------------------------------------------------------------
                                                                                             547,626           83
-----------------------------------------------------------------------------------------------------------------
                       Food/Beverage/Tobacco--1.1%
                       Land O'Lakes, Inc.:
                200M     9%, 2010                                                            209,000           32
                 33M     8.75%, 2011                                                          34,155            5
                200M   Pierre Foods, Inc., 9.875%, 2012                                      204,500           31
                250M   Southern States Cooperative, Inc., 10.5%, 2010+                       262,500           40
-----------------------------------------------------------------------------------------------------------------
                                                                                             710,155          108
-----------------------------------------------------------------------------------------------------------------
                       Food/Drug--1.2%
                750M   Ingles Markets, Inc., 8.875%, 2011                                    788,438          119
-----------------------------------------------------------------------------------------------------------------
                       Forest Products/Containers--1.2%
                250M   Packaging Dynamics, 10%, 2016+                                        251,250           38
                215M   Stone Container Corp., 9.75%, 2011                                    221,988           34
                370M   Tekni-Plex, Inc., 8.75%, 2013+                                        353,350           53
-----------------------------------------------------------------------------------------------------------------
                                                                                             826,588          125
-----------------------------------------------------------------------------------------------------------------
                       Gaming/Leisure--7.2%
                500M   Circus & Eldorado/Silver Legacy, 10.125%, 2012                        530,625           80
                250M   Herbst Gaming, Inc., 8.125%, 2012                                     253,125           38
                500M   Isle of Capri Casinos, Inc., 7%, 2014                                 474,375           72
                600M   Mandalay Resort Group, 6.375%, 2011                                   573,750           87
                800M   MGM Mirage, Inc., 6.625%, 2015                                        750,000          114
                       Park Place Entertainment Corp.:
                700M   9.375%, 2007                                                          714,000          108
                500M   7%, 2013                                                              509,600           77
              1,000M   Speedway Motorsports, Inc., 6.75%, 2013                               975,000          147
-----------------------------------------------------------------------------------------------------------------
                                                                                           4,780,475          723
-----------------------------------------------------------------------------------------------------------------
                       Health Care--8.1%
                260M   Alliance Imaging, Inc., 7.25%, 2012                                   232,700           35
                500M   Encore Medical IHC, Inc., 9.75%, 2012                                 505,000           76
                400M   Fisher Scientific International, Inc., 6.125%, 2015                   387,500           59
                600M   Genesis Health Ventures, Inc., 9.75%, 2008++**                            375           --
-----------------------------------------------------------------------------------------------------------------







------------------------------------------------------------------------------------------------------------------
                                                                                                            Amount
                                                                                                          Invested
                                                                                                          For Each
          Principal                                                                                     $10,000 of
             Amount    Security                                                                Value    Net Assets
------------------------------------------------------------------------------------------------------------------
                       Health Care (continued)
                       HCA, Inc.:
               $700M     6.75%, 2013                                                        $671,950         $102
                485M     6.5%, 2016                                                          450,869           68
                350M   Insight Health Services Corp., 9.875%, 2011                           155,750           24
                140M   MedQuest, Inc., 11.875%, 2012                                         130,550           20
              1,000M   Omnicare, Inc., 6.875%, 2015                                          955,000          144
                100M   Res-Care, Inc., 7.75%, 2013                                            99,750           15
                       Tenet Healthcare Corp.:
              1,050M     6.375%, 2011                                                        942,375          142
                250M     9.25%, 2015+                                                        246,250           37
                600M   Triad Hospitals, Inc., 7%, 2013                                       586,500           89
-----------------------------------------------------------------------------------------------------------------
                                                                                           5,364,569          811
-----------------------------------------------------------------------------------------------------------------
                       Housing--3.7%
                500M   Beazer Homes USA, Inc., 6.875%, 2015                                  457,500           69
                700M   Builders First Source, Inc., 9.42%, 2012***                           721,000          109
                100M   NTK Holdings, Inc., 0%-10.75%, 2014#                                   72,875           11
                500M   Ply Gem Industries, Inc., 9%, 2012                                    457,500           69
                       William Lyon Homes, Inc.:
                500M     7.625%, 2012                                                        417,500           63
                300M     10.75%, 2013                                                        289,500           44
-----------------------------------------------------------------------------------------------------------------
                                                                                           2,415,875          365
-----------------------------------------------------------------------------------------------------------------
                       Information Technology--1.7%
                350M   Exodus Communications, Inc., 10.75%, 2009++**                             219           --
              1,000M   Iron Mountain, Inc., 8.25%, 2011                                    1,000,400          152
                150M   Sanmina - SCI Corporation, 8.125%, 2016                               147,000           22
-----------------------------------------------------------------------------------------------------------------
                                                                                           1,147,619          174
-----------------------------------------------------------------------------------------------------------------
                       Investment/Finance Companies--.8%
                500M   LaBranche & Co., Inc., 11%, 2012                                      550,000           83
-----------------------------------------------------------------------------------------------------------------
                       Manufacturing--2.0%
                200M   Case New Holland, Inc., 7.125%, 2014+                                 192,000           29
                300M   Stewart & Stevenson, LLC, 10%, 2014+                                  302,625           46
              1,000M   Wolverine Tube, Inc., 7.375%, 2008+                                   815,000          123
-----------------------------------------------------------------------------------------------------------------
                                                                                           1,309,625          198
-----------------------------------------------------------------------------------------------------------------






Portfolio of Investments (continued)
HIGH YIELD FUND
June 30, 2006
------------------------------------------------------------------------------------------------------------------
                                                                                                            Amount
                                                                                                          Invested
                                                                                                          For Each
          Principal                                                                                     $10,000 of
             Amount    Security                                                                Value    Net Assets
------------------------------------------------------------------------------------------------------------------
                       Media-Broadcasting--4.9%
             $1,250M   Block Communications, Inc., 8.25%, 2015+                           $1,206,250         $182
                       Clear Channel Communications, Inc.:
                320M     5.5%, 2014                                                          290,160           44
                700M     4.9%, 2015                                                          598,543           90
                 50M   Nexstar Finance, Inc., 7%, 2014                                        45,750            7
                350M   Sinclair Broadcasting Group, Inc., 8%, 2012                           357,000           54
                       Young Broadcasting, Inc.:
                340M     10%, 2011                                                           304,300           46
                500M     8.75%, 2014                                                         420,000           64
-----------------------------------------------------------------------------------------------------------------
                                                                                           3,222,003          487
-----------------------------------------------------------------------------------------------------------------
                       Media-Cable TV--7.7%
                900M   Adelphia Communications Corp. , 10.25%, 2011++                        522,000           79
                715M   Atlantic Broadband Finance, LLC, 9.375%, 2014                         675,675          102
                400M   Cablevision Systems Corp., 8%, 2012                                   396,500           60
                       Charter Communications Holdings, LLC :
              1,500M     10%, 2009                                                         1,185,000          179
                250M     0%-11.75%, 2011#                                                    156,250           24
                250M   CSC Holdings, Inc., 8.125%, 2009                                      255,625           39
              1,000M   Echostar DBS Corp., 6.375%, 2011                                      960,000          145
              1,000M   Mediacom LLC/Mediacom Capital Corp., 7.875%, 2011                     955,000          144
-----------------------------------------------------------------------------------------------------------------
                                                                                           5,106,050          772
-----------------------------------------------------------------------------------------------------------------
                       Media-Diversified--2.8%
                500M   Cenveo, Inc., 7.875%, 2013                                            490,000           74
                       MediaNews Group, Inc.:
                300M     6.875%, 2013                                                        274,500           41
                200M     6.375%, 2014                                                        176,000           27
                       Six Flags, Inc.:
                350M     8.875%, 2010                                                        334,250           51
                150M     9.625%, 2014                                                        137,250           21
                400M   Universal City Development Partners, Ltd., 11.75%, 2010               437,500           66
-----------------------------------------------------------------------------------------------------------------
                                                                                           1,849,500          280
-----------------------------------------------------------------------------------------------------------------
                       Metals/Mining--1.0%
                200M   Metals USA, Inc., 11.125%, 2015+                                      220,000           33
                450M   Russell Metals, Inc., 6.375%, 2014                                    418,500           63
-----------------------------------------------------------------------------------------------------------------
                                                                                             638,500           96
-----------------------------------------------------------------------------------------------------------------






-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
          Principal                                                                                      For Each
             Amount                                                                                    $10,000 of
          or Shares    Security                                                                Value   Net Assets
-----------------------------------------------------------------------------------------------------------------
                       Retail-General Merchandise--3.2%
             $1,000M   Gregg Appliances, Inc., 9%, 2013                                     $927,500         $140
                       GSC Holdings Corp.:
                200M     8.865%, 2011***                                                     206,500           31
                200M     8%, 2012                                                            201,000           31
                700M   Neiman Marcus Group, Inc., 10.375%, 2015+                             747,250          113
-----------------------------------------------------------------------------------------------------------------
                                                                                           2,082,250          315
-----------------------------------------------------------------------------------------------------------------
                       Services--5.2%
                       Allied Waste NA, Inc.:
                400M     5.75%, 2011                                                         375,000           57
                206M     9.25%, 2012                                                         219,390           33
                200M     7.875%, 2013                                                        201,000           30
                700M     7.375%, 2014                                                        668,500          101
                220M   Hydrochem Industrial Services, Inc., 9.25%, 2013+                     213,400           32
                       United Rentals, Inc.:
                300M     6.5%, 2012                                                          285,000           43
                500M     7%, 2014                                                            459,375           70
              1,000M   Waste Services, Inc., 9.5%, 2014                                    1,015,000          154
-----------------------------------------------------------------------------------------------------------------
                                                                                           3,436,665          520
-----------------------------------------------------------------------------------------------------------------
                       Telecommunications--.0%
                950M   E. Spire Communications, Inc., 13%, 2010++**                               95           --
-----------------------------------------------------------------------------------------------------------------
                       Transportation--.2%
                137M   American Commercial Lines, LLC, 9.5%, 2015                            150,700           23
-----------------------------------------------------------------------------------------------------------------
                       Wireless Communications--2.0%
                800M   Nextel Communications, Inc., 5.95%, 2014                              769,679          116
                600M   Rogers Wireless, Inc., 6.375%, 2014                                   574,500           87
-----------------------------------------------------------------------------------------------------------------
                                                                                           1,344,179          203
-----------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $64,608,571)                                         60,466,330        9,142
-----------------------------------------------------------------------------------------------------------------
                       U.S. GOVERNMENT OBLIGATIONS--1.5%
              1,000M   U.S. Treasury Notes, 6.125%, 2007
                       (cost $1,014,374)                                                   1,009,336          153
-----------------------------------------------------------------------------------------------------------------
                       COMMON STOCKS--.7%
                       Food/Drug--.3%
             12,800    Ingles Markets, Inc.                                                  217,600           33
-----------------------------------------------------------------------------------------------------------------






Portfolio of Investments (continued)
HIGH YIELD FUND
June 30, 2006
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
          Shares or                                                                                      For Each
          Principal                                                                                    $10,000 of
             Amount    Security                                                                Value   Net Assets
-----------------------------------------------------------------------------------------------------------------
                       Media-Diversified--.4%
              1,000    MediaNews Group, Inc. - Class "A"**                                  $225,000          $34
-----------------------------------------------------------------------------------------------------------------
                       Telecommunications--.0%
              1,200    RCN Corporation**                                                          12           --
                690    Viatel Holding (Bermuda), Ltd.**                                           48           --
              4,399    World Access, Inc.                                                          8           --
-----------------------------------------------------------------------------------------------------------------
                                                                                                  68           --
-----------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $248,589)                                                 442,668           67
-----------------------------------------------------------------------------------------------------------------
                       PREFERRED STOCKS--.5%
                       Manufacturing
                427    Day International Group, Inc., 12.25%, 2010, PIK
                       (cost $404,418)                                                       331,860           50
-----------------------------------------------------------------------------------------------------------------
                       SHORT-TERM CORPORATE NOTES--3.3%
               $700M   General Electric Capital Corp., 5.18%, 7/17/06                        698,385          106
                       Prudential Funding Corp.:
                500M     5.14%, 7/6/06                                                       499,642           75
              1,000M     5.14%, 7/10/06                                                      998,714          151
-----------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $2,196,741)                                2,196,741          332
-----------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $68,472,693)                               97.4%         64,446,935        9,744
Other Assets, Less Liabilities                                               2.6           1,693,658          256
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                                 100.0%        $66,140,593      $10,000
=================================================================================================================

  + Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 5).

 ++ In default as to principal and/or interest payment

  * Non-income producing

 ** Security valued at fair value (see Note 1A)

*** Interest rates on adjustable rate bonds are determined and reset quarterly by the indentures. The interest rates shown are the rates in effect on June 30, 2006.

  # Denotes a step bond (a zero-coupon bond that converts to a fixed interest rate at a designated future date).

See notes to financial statements


Fund Expenses
INTERNATIONAL FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------------------------
                          Beginning                 Ending
                           Account                  Account               Expenses Paid
                            Value                    Value                During Period
Expense Examples          (1/1/06)                 (6/30/06)            (1/1/06-6/30/06)*
----------------------------------------------------------------------------------------------
Actual                   $1,000.00                $1,080.40                  $5.19
Hypothetical
  (5% annual return
  before expenses)       $1,000.00                $1,019.94                  $5.04
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).



Portfolio Composition
TOP TEN COUNTRIES

(BAR CHART DATA:)

United Kingdom                                   26.0%
Switzerland                                      11.9%
Spain                                            10.7%
Japan                                             7.0%
Australia                                         6.7%
Ireland                                           5.6%
Mexico                                            4.7%
South Korea                                       4.5%
France                                            3.5%
Belguim                                           2.9%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on the total value of investments.

Portfolio of Investments
INTERNATIONAL FUND
June 30, 2006
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
                                                                                                       $10,000 of
             Shares    Security                                                                Value   Net Assets
-----------------------------------------------------------------------------------------------------------------
                       COMMON STOCKS--90.2%
                       United Kingdom--23.5%
             61,907    Barratt Developments PLC                                           $1,085,465          $98
             91,857    BP PLC                                                              1,071,186           96
              7,700    BP PLC (ADR)                                                          535,997           48
            187,807    British American Tobacco PLC                                        4,731,040          425
            169,590    Cadbury Schweppes PLC                                               1,635,770          147
            193,497    Diageo PLC                                                          3,254,953          293
            112,590    Imperial Tobacco Group PLC                                          3,475,553          313
             66,323    Kensington Group PLC                                                1,263,482          114
             43,344    Reckitt Benckiser PLC                                               1,619,377          146
             65,749    Royal Bank of Scotland Group PLC                                    2,162,164          194
            865,282    Tesco PLC                                                           5,345,297          481
-----------------------------------------------------------------------------------------------------------------
                                                                                          26,180,284        2,355
-----------------------------------------------------------------------------------------------------------------
                       Switzerland--10.7%
             38,079    Kuehne & Nagel International AG-Registered                          2,766,556          249
                277    Lindt & Spruengli AG                                                  546,990           49
              8,575    Nestle SA-Registered                                                2,688,000          242
             33,300    Novartis AG (ADR)                                                   1,795,536          162
             20,160    Roche Holding AG-Genusscheine                                       3,325,989          299
              7,342    UBS AG-Registered                                                     803,125           73
-----------------------------------------------------------------------------------------------------------------
                                                                                          11,926,196        1,074
-----------------------------------------------------------------------------------------------------------------
                       Spain--9.7%
            124,629    Banco Bilbao Vizcaya Argentaria SA                                  2,562,474          231
            209,692    Enagas                                                              4,472,314          403
            108,861    Red Electrica de Espana                                             3,756,900          338
-----------------------------------------------------------------------------------------------------------------
                                                                                          10,791,688          972
-----------------------------------------------------------------------------------------------------------------
                       Japan--6.3%
             26,500    Daito Trust Construction Company., Ltd.                             1,469,711          132
                171    Millea Holdings, Inc.                                               3,192,354          288
             45,600    Toyota Motor Corporation                                            2,389,398          215
-----------------------------------------------------------------------------------------------------------------
                                                                                           7,051,463          635
-----------------------------------------------------------------------------------------------------------------







-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
                                                                                                       $10,000 of
             Shares    Security                                                                Value   Net Assets
-----------------------------------------------------------------------------------------------------------------
                       Australia--6.0%
            112,728    Aristocrat Leisure, Ltd.                                           $1,078,713          $97
             26,597    Australia & New Zealand Banking Group, Ltd.                           525,423           47
            106,067    News Corporation - Class "B"                                        2,143,420          193
            110,228    Westfield Group                                                     1,419,217          128
            101,898    Woolworths, Ltd.                                                    1,525,453          138
-----------------------------------------------------------------------------------------------------------------
                                                                                           6,692,226          603
-----------------------------------------------------------------------------------------------------------------
                       Ireland--5.1%
             34,033    Allied Irish Banks PLC                                                820,287           74
            309,798    Anglo Irish Bank Corporation PLC                                    4,832,733          435
-----------------------------------------------------------------------------------------------------------------
                                                                                           5,653,020          509
-----------------------------------------------------------------------------------------------------------------
                       Mexico--4.2%
             31,500    America Movil SA de CV (ADR) - Series "L"                           1,047,690           94
             46,900    America Telecom SA de CV - Series "A1"                                277,137           25
            589,300    Grupo Modelo SA de CV - Series "C"                                  2,263,195          204
            395,700    Wal-Mart de Mexico SA de CV - Series "V"                            1,111,276          100
-----------------------------------------------------------------------------------------------------------------
                                                                                           4,699,298          423
-----------------------------------------------------------------------------------------------------------------
                       South Korea--4.1%
             80,900    Kangwon Land, Inc.                                                  1,381,448          124
             19,005    KT&G Corporation                                                    1,109,810          100
                348    Lotte Confectionary Company, Ltd.                                     438,347           40
             35,930    S1 Corporation                                                      1,613,385          145
-----------------------------------------------------------------------------------------------------------------
                                                                                           4,542,990          409
-----------------------------------------------------------------------------------------------------------------
                       France--3.2%
              5,784    L'Oreal SA                                                            546,208           49
             35,182    M6 Metropole Television                                             1,100,801           99
             28,849    Total SA                                                            1,897,888          171
-----------------------------------------------------------------------------------------------------------------
                                                                                           3,544,897          319
-----------------------------------------------------------------------------------------------------------------
                       Belgium--2.7%
              8,222    Colruyt NV                                                          1,283,653          116
             34,080    InBev NV                                                            1,671,165          150
-----------------------------------------------------------------------------------------------------------------
                                                                                           2,954,818          266
-----------------------------------------------------------------------------------------------------------------






Portfolio of Investments (continued)
INTERNATIONAL FUND
June 30, 2006
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
                                                                                                       $10,000 of
             Shares    Security                                                                Value   Net Assets
-----------------------------------------------------------------------------------------------------------------
                       Netherlands--2.6%
             14,787    Aalberts Industries NV                                             $1,086,237          $98
             49,543    TNT NV                                                              1,772,492          160
-----------------------------------------------------------------------------------------------------------------
                                                                                           2,858,729          258
-----------------------------------------------------------------------------------------------------------------
                       Brazil--2.3%
             40,500    Banco Itau Holding Financeira SA (ADR)                              1,180,980          106
             91,100    Souza Cruz SA                                                       1,343,753          121
-----------------------------------------------------------------------------------------------------------------
                                                                                           2,524,733          227
-----------------------------------------------------------------------------------------------------------------
                       India--2.2%
             44,600    HDFC Bank, Ltd. (ADR)                                               2,432,930          219
-----------------------------------------------------------------------------------------------------------------
                       South Africa--1.8%
            108,121    Remgro, Ltd.                                                        2,046,821          184
-----------------------------------------------------------------------------------------------------------------
                       Hong Kong--1.7%
            107,200    HSBC Holdings PLC                                                   1,878,450          169
-----------------------------------------------------------------------------------------------------------------
                       Sweden--1.5%
             42,800    Atlas Copco AB - "B" Shares                                         1,111,079          100
             39,800    Indutrade AB                                                          548,369           49
-----------------------------------------------------------------------------------------------------------------
                                                                                           1,659,448          149
-----------------------------------------------------------------------------------------------------------------
                       Taiwan--1.4%
            165,800    Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)              1,522,044          137
-----------------------------------------------------------------------------------------------------------------
                       Italy--1.2%
             44,102    Eni SpA                                                             1,298,693          117
-----------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $94,720,581)                                          100,258,728        9,025
-----------------------------------------------------------------------------------------------------------------






------------------------------------------------------------------------------------------------------------------
                                                                                                            Amount
                                                                                                          Invested
                                                                                                          For Each
          Principal                                                                                     $10,000 of
             Amount    Security                                                                Value    Net Assets
------------------------------------------------------------------------------------------------------------------
                       SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--.3%
               $325M   U.S. Treasury Bills, Zero Coupon, 8/3/06
                       (cost $323,593)                                                      $323,593           $29
------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $95,044,174)                                90.5%       100,582,321         9,054
Other Assets, Less Liabilities                                                9.5         10,505,889           946
------------------------------------------------------------------------------------------------------------------
Net Assets                                                                  100.0%      $111,088,210       $10,000
==================================================================================================================

* Non-income producing

  Summary of Abbreviations:
  ADR     American Depositary Receipts

See notes to financial statements


INTERNATIONAL FUND
June 30, 2006


Sector diversification of the portfolio was as follows:
---------------------------------------------------------------
                                    Percentage
Sector                           of Net Assets            Value
---------------------------------------------------------------
Banks                                     16.6%     $18,468,206
Tobacco                                    9.6       10,660,156
Oil & Gas                                  8.3        9,276,078
Food & Drug Retailing                      7.3        8,154,403
Beverages                                  6.5        7,189,313
Food Products                              4.8        5,309,107
Pharmaceuticals                            4.6        5,121,525
Air Freight & Couriers                     4.1        4,539,048
Electric Utilities                         3.4        3,756,900
Media                                      2.9        3,244,221
Insurance                                  2.9        3,186,196
Hotels, Restaurants & Leisure              2.2        2,460,161
Automobiles                                2.1        2,389,398
Diversified Financials                     1.8        2,046,821
Commercial Services & Supplies             1.7        1,890,522
Machinery                                  1.5        1,659,479
Household Products                         1.5        1,619,377
Semiconductor Equipment & Products         1.4        1,522,044
Construction & Engineering                 1.3        1,469,711
Real Estate                                1.3        1,419,217
Multiline Retail                           1.0        1,111,276
Industrial Conglomerates                   1.0        1,086,237
Household Durables                         1.0        1,085,465
Wireless Telecommunication Services        0.9        1,047,690
Personal Products                          0.5          546,177
Short-Term U.S. Government Obligations     0.3          323,593
---------------------------------------------------------------
Total Value of Investments                90.5      100,582,321
Other Assets, Less Liabilities             9.5       10,505,889
---------------------------------------------------------------
Net Assets                               100.0%    $111,088,210
===============================================================


See notes to financial statements

Fund Expenses
INVESTMENT GRADE FUND


The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------------------------
                          Beginning                  Ending
                           Account                  Account               Expenses Paid
                            Value                    Value                During Period
Expense Examples          (1/1/06)                 (6/30/06)            (1/1/06-6/30/06)*
----------------------------------------------------------------------------------------------
Actual                   $1,000.00                  $990.49                   $3.57
Hypothetical
  (5% annual return
  before expenses)       $1,000.00                $1,021.34                   $3.63
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .72%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Financials                                       23.2%
U.S. Government Agency Obligations               13.4%
Industrials                                      11.3%
Mortgage-Backed Securities                        9.8%
U.S. Government Obligations                       8.7%
Consumer Discretionary                            7.9%
Utilities                                         6.9%
Materials                                         6.6%
Consumer Staples                                  6.0%
Telecommunication Services                        3.5%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on the total value of investments.

Portfolio of Investments
INVESTMENT GRADE FUND
June 30, 2006
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
          Principal                                                                                    $10,000 of
             Amount    Security                                                                Value   Net Assets
-----------------------------------------------------------------------------------------------------------------
                       CORPORATE BONDS--63.9%
                       Aerospace/Defense--2.1%
               $300M   Boeing Co., 7.25%, 2025                                              $338,966          $94
                       Honeywell International, Inc.:
                100M     7.5%, 2010                                                          106,047           29
                125M     6.125%, 2011                                                        127,444           35
                100M   Precision Castparts Corp., 5.6%, 2013                                  96,668           27
                100M   TRW, Inc., 7.125%, 2009                                               103,395           29
-----------------------------------------------------------------------------------------------------------------
                                                                                             772,520          214
-----------------------------------------------------------------------------------------------------------------
                       Automotive--.8%
                300M   Daimler Chrysler NA Holdings Corp., 5.75%, 2009                       297,317           82
-----------------------------------------------------------------------------------------------------------------
                       Chemicals--1.6%
                300M   Air Products & Chemicals, Inc., 4.125%, 2010                          281,982           78
                300M   Cabot Corp., 5.25%, 2013+                                             284,008           79
-----------------------------------------------------------------------------------------------------------------
                                                                                             565,990          157
-----------------------------------------------------------------------------------------------------------------
                       Consumer Durables--.9%
                350M   Black & Decker Corp., 4.75%, 2014                                     315,362           87
-----------------------------------------------------------------------------------------------------------------
                       Consumer Non-Durables--2.6%
                100M   Avon Products, Inc., 4.2%, 2018                                        83,483           23
                       Colgate-Palmolive Co.:
                200M     7.84%, 2007                                                         203,473           56
                200M     5.98%, 2012                                                         203,472           56
                300M   Newell Rubbermaid, Inc., 6.75%, 2012                                  309,254           86
                150M   Procter & Gamble Co., 4.85%, 2015                                     140,372           39
-----------------------------------------------------------------------------------------------------------------
                                                                                             940,054          260
-----------------------------------------------------------------------------------------------------------------
                       Energy--.6%
                200M   Texaco Capital, Inc., 8.25%, 2006                                     201,141           56
-----------------------------------------------------------------------------------------------------------------
                       Financial--6.9%
                125M   American General Finance Corp., 8.125%, 2009                          133,344           37
                100M   Caterpillar Financial Services Corp., 4.6%, 2014                       92,370           26
                300M   CIT Group, Inc., 7.75%, 2012                                          325,588           90
                       ERAC USA Finance Enterprise Co.:
                100M     7.35%, 2008+                                                        102,684           28
                355M     8%, 2011+                                                           383,911          106
                152M   Ford Motor Credit Co., 9.75%, 2010+                                   148,231           41
-----------------------------------------------------------------------------------------------------------------







-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
          Principal                                                                                    $10,000 of
             Amount    Security                                                                Value   Net Assets
-----------------------------------------------------------------------------------------------------------------
                       Financial (continued)
               $144M   General Electric Capital Corp., 8.5%, 2008                           $151,593          $42
                375M   General Motors Acceptance Corp., 6.125%, 2007                         373,506          103
                300M   Goldman Sachs Group, Inc., 6.45%, 2036                                288,332           80
                200M   Household Finance Corp., 6.5%, 2008                                   203,645           56
                300M   Lehman Brothers Holdings, Inc., 5.75%, 2011                           299,444           83
-----------------------------------------------------------------------------------------------------------------
                                                                                           2,502,648          692
-----------------------------------------------------------------------------------------------------------------
                       Financial Services--12.9%
                200M   American Express Co., 4.875%, 2013                                    190,105           52
                300M   Bank of America Corp., 7.4%, 2011                                     319,511           88
                300M   Citigroup, Inc., 6%, 2033                                             285,127           79
                150M   Comerica, 7.125%, 2013                                                151,264           42
                250M   First Union National Bank, 7.8%, 2010                                 267,799           74
                300M   Fleet Capital Trust II, 7.92%, 2026                                   313,958           87
                250M   Florida Windstorm Underwriting Assoc., 7.125%, 2019+                  270,613           75
                300M   Hibernia Corp., 5.35%, 2014                                           283,500           78
                300M   JPMorgan Chase & Co., 5.6%, 2011                                      298,140           82
                375M   MetLife, Inc., 5.7%, 2035                                             335,631           93
                100M   National City Bank of Pennsylvania, 7.25%, 2011                       107,032           30
                350M   Nationsbank Corp., 7.8%, 2016                                         396,193          110
                384M   Republic NY Corp., 7.75%, 2009                                        404,894          112
                400M   Royal Bank of Scotland Group PLC, 5%, 2014                            378,549          105
                200M   Wachovia Bank NA, 4.875%, 2015                                        185,403           51
                       Washington Mutual, Inc.:
                350M     8.25%, 2010                                                         375,596          104
                100M     5.95%, 2013                                                          98,978           27
-----------------------------------------------------------------------------------------------------------------
                                                                                           4,662,293        1,289
-----------------------------------------------------------------------------------------------------------------
                       Food/Beverage/Tobacco--2.4%
                300M   Altria Group, Inc., 7%, 2013                                          316,954           87
                190M   Bottling Group, LLC, 5%, 2013                                         180,958           50
                150M   ConAgra Foods, Inc., 6.75%, 2011                                      154,783           43
                200M   Pepsi Bottling Group, Inc., 7%, 2029                                  216,113           60
-----------------------------------------------------------------------------------------------------------------
                                                                                             868,808          240
-----------------------------------------------------------------------------------------------------------------






Portfolio of Investments (continued)
INVESTMENT GRADE FUND
June 30, 2006
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
          Principal                                                                                    $10,000 of
             Amount    Security                                                                Value   Net Assets
-----------------------------------------------------------------------------------------------------------------
                       Food/Drug--1.7%
               $200M   Delhaize America, Inc., 8.125%, 2011                                 $211,337          $58
                       Safeway, Inc.:
                200M     7%, 2007                                                            202,786           56
                200M     6.5%, 2011                                                          202,332           56
-----------------------------------------------------------------------------------------------------------------
                                                                                             616,455          170
-----------------------------------------------------------------------------------------------------------------
                       Forest Products/Containers--2.9%
                       International Paper Co.:
                350M     6.75%, 2011                                                         362,026          100
                450M     5.85%, 2012                                                         443,628          123
                275M   Sappi Papier Holding AG, 6.75%, 2012+                                 257,571           71
-----------------------------------------------------------------------------------------------------------------
                                                                                           1,063,225          294
-----------------------------------------------------------------------------------------------------------------
                       Gaming/Leisure--1.6%
                250M   MGM Mirage, Inc., 8.5%, 2010                                          260,938           72
                300M   Starwood Hotels & Resorts, 7.375%, 2007                               303,375           84
-----------------------------------------------------------------------------------------------------------------
                                                                                             564,313          156
-----------------------------------------------------------------------------------------------------------------
                       Health Care--1.7%
                200M   Becton, Dickinson & Co., 7.15%, 2009                                  208,883           58
                200M   Tenet Healthcare Corp., 6.375%, 2011                                  179,500           49
                200M   Wyeth, 6.95%, 2011                                                    208,848           58
-----------------------------------------------------------------------------------------------------------------
                                                                                             597,231          165
-----------------------------------------------------------------------------------------------------------------
                       Manufacturing--3.2%
                123M   Hanson Australia Funding, Ltd., 5.25%, 2013                           116,448           32
                100M   Hanson PLC, 7.875%, 2010                                              106,996           30
                       Ingersoll-Rand Co.:
                300M     4.75%, 2015                                                         276,928           77
                125M     9%, 2021                                                            162,951           45
                       United Technologies Corp.:
                100M     6.5%, 2009                                                          102,465           28
                200M     7.125%, 2010                                                        211,197           58
                180M     6.1%, 2012                                                          182,701           51
-----------------------------------------------------------------------------------------------------------------
                                                                                           1,159,686          321
-----------------------------------------------------------------------------------------------------------------







-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
          Principal                                                                                    $10,000 of
             Amount    Security                                                                Value   Net Assets
-----------------------------------------------------------------------------------------------------------------
                       Media-Broadcasting--1.6%
               $250M   Comcast Cable Communications, Inc., 7.125%, 2013                     $262,241          $73
                300M   PanAmSat Corp., 6.375%, 2008                                          300,000           83
-----------------------------------------------------------------------------------------------------------------
                                                                                             562,241          156
-----------------------------------------------------------------------------------------------------------------
                       Media-Diversified--1.8%
                225M   AOL Time Warner, Inc., 6.875%, 2012                                   232,808           64
                330M   Cox Enterprises, Inc., 8%, 2007+                                      332,811           92
                 75M   Viacom, Inc., 8.875%, 2014                                             84,843           24
-----------------------------------------------------------------------------------------------------------------
                                                                                             650,462          180
-----------------------------------------------------------------------------------------------------------------
                       Metals/Mining--1.4%
                200M   Alcoa, Inc., 6%, 2012                                                 201,587           56
                300M   Thiokol Corp., 6.625%, 2008                                           303,968           84
-----------------------------------------------------------------------------------------------------------------
                                                                                             505,555          140
-----------------------------------------------------------------------------------------------------------------
                       Real Estate Investment Trusts--2.9%
                142M   Archstone-Smith Trust, 7.9%, 2016                                     154,000           43
                270M   AvalonBay Communities, Inc., 7.5%, 2010                               286,502           79
                185M   Duke Weeks Realty Corp., 7.75%, 2009                                  195,139           54
                400M   Mack-Cali Realty LP, 7.75%, 2011                                      425,737          118
-----------------------------------------------------------------------------------------------------------------
                                                                                           1,061,378          294
-----------------------------------------------------------------------------------------------------------------
                       Retail-General Merchandise--.3%
                100M   Lowe's Cos., Inc., 8.25%, 2010                                        109,168           30
-----------------------------------------------------------------------------------------------------------------
                       Telecommunications--3.4%
                300M   Deutsche Telekom AG, 8%, 2010                                         322,343           89
                200M   SBC Communications, Inc., 6.25%, 2011                                 202,281           56
                250M   Sprint Capital Corp., 6.375%, 2009                                    254,079           70
                200M   Verizon New York, Inc., 6.875%, 2012                                  202,896           56
                250M   Vodafone AirTouch PLC, 7.75%, 2010                                    264,439           73
-----------------------------------------------------------------------------------------------------------------
                                                                                           1,246,038          344
-----------------------------------------------------------------------------------------------------------------
                       Transportation--3.3%
                300M   Burlington Northern Santa Fe Corp., 4.3%, 2013                        274,690           76
                       Canadian National Railway Co.:
                150M     7.375%, 2031                                                        173,096           48
                300M     6.25%, 2034                                                         304,615           84
-----------------------------------------------------------------------------------------------------------------






Portfolio of Investments (continued)
INVESTMENT GRADE FUND
June 30, 2006
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
          Principal                                                                                    $10,000 of
             Amount    Security                                                                Value   Net Assets
-----------------------------------------------------------------------------------------------------------------
                       Transportation (continued)
               $100M   Norfolk Southern Corp., 7.7%, 2017                                   $113,293          $31
                300M   Union Pacific Corp., 7.375%, 2009                                     313,619           87
-----------------------------------------------------------------------------------------------------------------
                                                                                           1,179,313          326
-----------------------------------------------------------------------------------------------------------------
                       Utilities--6.8%
                150M   Carolina Power & Light, Inc., 5.15%, 2015                             141,472           39
                265M   Consumers Energy Co., 6.375%, 2008                                    266,814           74
                250M   Dominion Resources, Inc., 5%, 2013                                    234,216           64
                144M   DPL, Inc., 6.875%, 2011                                               149,191           41
                125M   Eastern Energy, Ltd., 6.75%, 2006+                                    125,569           35
                250M   Florida Power & Light Co., 5.85%, 2033                                237,912           66
                300M   Georgia Power Co., 5.8%, 2035                                         273,726           76
                 75M   Jersey Central Power & Light Co., 5.625%, 2016                         72,154           20
                100M   OGE Energy Corp., 5%, 2014                                             92,848           26
                250M   PP&L Capital Funding, Inc., 8.375%, 2007                              254,210           70
                305M   Public Service Electric & Gas Co., 6.75%, 2016                        322,400           89
                100M   South Carolina Electric & Gas Co., 6.7%, 2011                         104,233           29
                178M   Wisconsin Power & Light Co., 7%, 2007                                 179,697           50
-----------------------------------------------------------------------------------------------------------------
                                                                                           2,454,442          679
-----------------------------------------------------------------------------------------------------------------
                       Waste Management--.5%
                100M   Allied Waste NA, Inc., 5.75%, 2011                                     93,750           26
                100M   Waste Management, Inc., 6.875%, 2009                                  102,884           28
-----------------------------------------------------------------------------------------------------------------
                                                                                             196,634           54
-----------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $23,488,262)                                         23,092,274        6,386
-----------------------------------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCY OBLIGATIONS--13.1%
                       Fannie Mae:
                400M     5.25%, 2008                                                         397,970          110
                400M     5.4%, 2009                                                          398,046          110
                300M     5%, 2016                                                            282,957           78
                300M     5%, 2017                                                            280,402           78
                       Federal Home Loan Bank:
                700M     4.43%, 2008                                                         688,011          190
                400M     5.1%, 2008                                                          397,557          110
                300M     4.91%, 2012                                                         286,769           79
                500M     5.35%, 2018                                                         472,923          131
-----------------------------------------------------------------------------------------------------------------






------------------------------------------------------------------------------------------------------------------
                                                                                                            Amount
                                                                                                          Invested
                                                                                                          For Each
          Principal                                                                                     $10,000 of
             Amount    Security                                                                Value    Net Assets
------------------------------------------------------------------------------------------------------------------
                      U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
                       Freddie Mac:
               $700M     5.2%, 2019                                                         $658,154          $182
                250M     6.5%, 2020                                                          246,605            68
                600M   Tennessee Valley Authority, 6.25%, 2017                               634,990           176
------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $4,849,424)                        4,744,384         1,312
------------------------------------------------------------------------------------------------------------------
                       U.S. GOVERNMENT OBLIGATIONS--8.5%
                292M   FDA Queens LP, 6.99%, 2017+                                           309,145            85
                300M   U.S. Treasury Bonds, 5.375%, 2031                                     305,274            84
                       U.S. Treasury Notes:
                600M     4.875%, 2008                                                        596,930           165
                500M     4.875%, 2009                                                        496,758           137
                880M     4.875%, 2011                                                        871,304           241
                500M     5.125%, 2016                                                        499,570           138
------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $3,103,547)                               3,078,981           850
------------------------------------------------------------------------------------------------------------------
                       MORTGAGE-BACKED CERTIFICATES--9.6%
                       Fannie Mae--7.3%
                965M   6%, 1/1/2036                                                          952,621           263
                882M   6.5%, 5/1/2036                                                        886,935           245
                800M   6.5%, 6/1/2036                                                        804,525           223
------------------------------------------------------------------------------------------------------------------
                                                                                           2,644,081           731
------------------------------------------------------------------------------------------------------------------
                       Freddie Mac--2.3%
                847M   6%, 2/1/2036                                                          833,934           231
------------------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $3,524,750)                              3,478,015           962
------------------------------------------------------------------------------------------------------------------
                       PASS THROUGH CERTIFICATES--1.9%
                       Transportation
                 64M   American Airlines, Inc., 7.377%, 2019                                  58,780            16
                351M   Continental Airlines, Inc., 8.388%, 2020                              342,410            95
                206M   FedEx Corp., 7.5%, 2018                                               222,762            62
                 75M   Southwest Airlines Co., 6.126%, 2006                                   75,135            21
------------------------------------------------------------------------------------------------------------------
Total Value of Pass Through Certificates (cost $719,078)                                     699,087           194
------------------------------------------------------------------------------------------------------------------






Portfolio of Investments (continued)
INVESTMENT GRADE FUND
June 30, 2006
------------------------------------------------------------------------------------------------------------------
                                                                                                            Amount
                                                                                                          Invested
                                                                                                          For Each
          Principal                                                                                     $10,000 of
             Amount   Security                                                                  Value   Net Assets
------------------------------------------------------------------------------------------------------------------
                      MUNICIPAL BONDS--1.0%
                      Housing
               $335M  Virginia State Housing Development Authority,
                      Series "A", 6.51%, 2019 (cost $296,937)                                $343,362          $95
------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $35,981,998)                                98.0%         35,436,103        9,799
Other Assets, Less Liabilities                                                2.0             725,130          201
------------------------------------------------------------------------------------------------------------------
Net Assets                                                                  100.0%        $36,161,233      $10,000
==================================================================================================================

+ Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 5).

See notes to financial statements


Fund Expenses
TARGET MATURITY 2007 FUND


The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------------------------
                          Beginning                  Ending
                           Account                  Account                Expenses Paid
                            Value                    Value                 During Period
Expense Examples          (1/1/06)                 (6/30/06)            (1/1/06-6/30/06)*
----------------------------------------------------------------------------------------------
Actual                   $1,000.00                $1,008.98                  $3.86
Hypothetical
  (5% annual return
  before expenses)       $1,000.00                $1,021.09                  $3.88
----------------------------------------------------------------------------------------------


* Expenses are equal to the annualized expense ratio of .77%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

U.S. Government Agency Zero Coupon Obligations   68.7%
U.S. Government Zero Coupon Obligations          31.3%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on the total value of investments.

Portfolio of Investments
TARGET MATURITY 2007 FUND
June 30, 2006
------------------------------------------------------------------------------------------------------------------
                                                                                                            Amount
                                                                                                          Invested
                                                                                                          For Each
          Principal                                                        Effective                    $10,000 of
             Amount   Security                                                 Yield+            Value  Net Assets
------------------------------------------------------------------------------------------------------------------
                      U.S. GOVERNMENT AGENCY ZERO
                      COUPON OBLIGATIONS--68.8%
                      Agency For International Development-Israel:
               $913M    8/15/2007                                              5.29%          $860,916        $461
                750M    11/15/2007                                             5.28            698,161         374
              3,304M  Government Trust Certificate-
                      Israel Trust, 11/15/2007                                 5.31          3,074,260       1,646
                586M  International Bank for Reconstruction
                      & Development, 8/15/2007                                 5.62            550,592         295
              5,466M  Resolution Funding Corporation,
                        10/15/07                                               5.13          5,119,631       2,742
              2,600M  Tennessee Valley Authority, 11/1/2007                    5.43          2,420,535       1,296
-------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Zero Coupon
Obligations (cost $12,479,935)                                                              12,724,095       6,814
-------------------------------------------------------------------------------------------------------------------
                      U.S. GOVERNMENT ZERO COUPON OBLIGATIONS--30.9%
              6,210M  U.S. Treasury Strips, 11/15/2007
                      (cost $5,661,277)                                        5.10          5,794,650       3,103
-------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $18,141,212)                           99.7%               18,518,745       9,917
Other Assets, Less Liabilities                                            .3                   155,279          83
-------------------------------------------------------------------------------------------------------------------
Net Assets                                                             100.0%              $18,674,024     $10,000
===================================================================================================================

+ The effective yields shown for the zero coupon obligations are the effective yields at June 30, 2006.

See notes to financial statements


Fund Expenses
TARGET MATURITY 2010 FUND


The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------------------------
                          Beginning                 Ending
                           Account                  Account               Expenses Paid
                            Value                    Value                During Period
Expense Examples          (1/1/06)                 (6/30/06)            (1/1/06-6/30/06)*
----------------------------------------------------------------------------------------------
Actual                   $1,000.00                  $984.58                  $3.81
Hypothetical
  (5% annual return
  before expenses)       $1,000.00                $1,021.09                  $3.88
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .77%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

U.S. Government Agency Zero Coupon Obligations   58.4%
U.S. Government Zero Coupon Obligations          41.6%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on the total value of investments.

Portfolio of Investments
TARGET MATURITY 2010 FUND
June 30, 2006
------------------------------------------------------------------------------------------------------------------
                                                                                                            Amount
                                                                                                          Invested
                                                                                                          For Each
          Principal                                                        Effective                    $10,000 of
             Amount   Security                                                 Yield+            Value  Net Assets
------------------------------------------------------------------------------------------------------------------
                      U.S. GOVERNMENT AGENCY ZERO
                      COUPON OBLIGATIONS--58.7%
                      Agency For International Development-Israel:
             $1,303M    8/15/2010                                               5.20%       $1,054,487        $737
                495M    9/15/2010                                               5.19           398,929         279
                      Fannie Mae:
              1,260M    8/7/2010                                                5.29         1,017,061         711
                700M    10/8/2010                                               5.31           559,600         391
                600M    11/29/2010                                              5.31           476,004         333
              1,100M  Freddie Mac, 9/15/2010                                    5.29           883,105         617
                200M  Government Trust Certificate-
                        Israel Trust, 11/15/2010                                5.25           159,445         112
              1,990M  Government Trust Certificate-
                        Turkey Trust, 11/15/2010                                5.25         1,586,484       1,109
              1,600M  Resolution Funding Corporation, 1/15/2011                 5.08         1,273,995         891
              1,250M  Tennessee Valley Authority, 11/1/2010                     5.37           993,389         695
------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Zero Coupon
Obligations (cost $7,913,378)                                                                8,402,499       5,875
------------------------------------------------------------------------------------------------------------------
                      U.S. GOVERNMENT ZERO COUPON
                      OBLIGATIONS--41.9%
              7,435M  U.S. Treasury Strips, 11/15/2010
                        (cost $5,718,749)                                       5.00         5,990,194       4,189
------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $13,632,127)                         100.6%                14,392,693      10,064
Excess of Liabilities Over Other Assets                                 (.6)                   (90,947)        (64)
------------------------------------------------------------------------------------------------------------------
Net Assets                                                            100.0%               $14,301,746     $10,000
==================================================================================================================

+ The effective yields shown for the zero coupon obligations are the effective yields at June 30, 2006.

See notes to financial statements


Fund Expenses
TARGET MATURITY 2015 FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------------------------
                          Beginning                 Ending
                           Account                  Account               Expenses Paid
                            Value                    Value                During Period
Expense Examples          (1/1/06)                 (6/30/06)            (1/1/06-6/30/06)*
----------------------------------------------------------------------------------------------
Actual                   $1,000.00                  $957.50                  $3.47
Hypothetical
  (5% annual return
  before expenses)       $1,000.00                $1,021.39                  $3.58
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .71%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
BY SECTOR

U.S. Government Agency Zero Coupon Obligations   51.1%
U.S. Government Zero Coupon Obligations          48.9%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on the total value of investments.

Portfolio of Investments
TARGET MATURITY 2015 FUND
June 30, 2006
----------------------------------------------------------------------------------------------------------------
                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
          Principal                                                       Effective                    $10,000 of
             Amount   Security                                                Yield+            Value  Net Assets
----------------------------------------------------------------------------------------------------------------
                      U.S. GOVERNMENT AGENCY ZERO
                      COUPON OBLIGATIONS--50.9%
                      Agency For International Development-Israel:
               $698M    9/15/2015                                               5.40%       $427,196        $198
              1,150M    11/1/2015                                               5.42         698,062         323
              2,784M    11/15/2015                                              5.42       1,685,690         781
                300M    3/15/2016                                               5.44         178,199          83
                      Fannie Mae:
                243M    8/12/2015                                               5.44         148,908          69
                600M    9/23/2015                                               5.56         361,716         168
              2,818M    11/15/2015                                              5.51       1,693,683         785
                650M  Federal Judiciary Office Building,
                        2/15/15                                                 5.40         410,692         190
                      Freddie Mac:
                550M    3/15/2015                                               5.48         343,632         159
              1,760M    9/15/2015                                               5.49       1,069,297         496
                625M    1/15/2016                                               5.51         372,023         172
                210M  Government Trust Certificate-
                        Turkey Trust, 5/15/2015                                 5.48         129,930          60
                200M  International Bank for Reconstruction
                        & Development, 2/15/2015                                5.70         123,125          57
                      Resolution Funding Corporation:
              3,177M    10/15/2015                                              5.33       1,949,598         904
                320M    1/15/2016                                               5.34         193,505          90
              2,000M  Tennessee Valley Authority, 11/1/2015                     5.63       1,190,590         552
----------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Zero Coupon
Obligations (cost $10,923,062)                                                            10,975,846       5,087
----------------------------------------------------------------------------------------------------------------
                      U.S. GOVERNMENT ZERO COUPON
                      OBLIGATIONS--48.7%
             16,975M  U.S. Treasury Strips, 11/15/2015
                       (cost $10,435,530)                                       5.19      10,504,588       4,869
----------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $21,358,592)                                  99.6%      21,480,434       9,956
Other Assets, Less Liabilities                                                   .4           93,926          44
----------------------------------------------------------------------------------------------------------------
Net Assets                                                                    100.0%     $21,574,360     $10,000
================================================================================================================

+ The effective yields shown for the zero coupon obligations are the effective yields at June 30, 2006.

See notes to financial statements


Fund Expenses
VALUE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------------------------
                          Beginning                 Ending
                          Account                  Account              Expenses Paid
                           Value                    Value               During Period
Expense Examples         (1/1/06)                 (6/30/06)            (1/1/06-6/30/06)*
----------------------------------------------------------------------------------------------
Actual                   $1,000.00                $1,075.67                 $4.30
Hypothetical
  (5% annual return
  before expenses)       $1,000.00                $1,020.79                 $4.18
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .83%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).



Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Financials                                       25.8%
Consumer Discretionary                           17.7%
Consumer Staples                                 10.5%
Energy                                            9.2%
Industrials                                       8.2%
Materials                                         7.5%
Health Care                                       5.1%
Utilities                                         5.1%
Information Technology                            5.1%
Telecommunication Services                        4.6%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on the total value of investments.

Portfolio of Investments
VALUE FUND
June 30, 2006
------------------------------------------------------------------------------------------------------------------
                                                                                                            Amount
                                                                                                          Invested
                                                                                                          For Each
                                                                                                        $10,000 of
             Shares   Security                                                                  Value   Net Assets
------------------------------------------------------------------------------------------------------------------
                      COMMON STOCKS--97.6%
                      Consumer Discretionary--17.7%
              7,200   Autoliv, Inc.                                                          $407,304          $48
             16,800   Bob Evans Farms, Inc.                                                   504,168           60
             11,100   Carnival Corporation                                                    463,314           55
              8,700   CBS Corporation - Class "B"                                             235,335           28
             23,500   Clear Channel Communications, Inc.                                      727,325           86
             41,700   Dollar General Corporation                                              582,966           69
             28,600   Family Dollar Stores, Inc.                                              698,698           83
             12,700   Genuine Parts Company                                                   529,082           63
             13,900   H&R Block, Inc.                                                         331,654           39
             16,700   Home Depot, Inc.                                                        597,693           71
              6,100   J.C. Penney Company, Inc. (Holding Co.)                                 411,811           49
             13,100   Jones Apparel Group, Inc.                                               416,449           49
             12,100   Kenneth Cole Productions, Inc. - Class "A"                              270,193           32
             16,300   Kimball International, Inc. - Class "B"                                 321,273           38
             22,100   Lee Enterprises, Inc.                                                   595,595           70
             26,600   Leggett & Platt, Inc.                                                   664,468           79
              5,900   Liz Claiborne, Inc.                                                     218,654           26
              7,200   Magna International, Inc. -- Class "A"                                  518,184           61
             27,800   McDonald's Corporation                                                  934,080          110
             21,500   Modine Manufacturing Company                                            502,240           59
             20,300   Natuzzi SpA (ADR)                                                       145,145           17
             22,300   New York Times Company - Class "A"                                      547,242           65
             11,000   Newell Rubbermaid, Inc.                                                 284,130           34
             17,200   OSI Restaurant Partners, Inc.                                           595,120           70
             36,700   Pearson PLC (ADR)                                                       500,955           59
             26,900   Talbots, Inc.                                                           496,305           59
              5,800   Tiffany & Company                                                       191,516           23
             33,700   Time Warner, Inc.                                                       583,010           69
             22,500   Tribune Company                                                         729,675           86
             30,800   Walt Disney Company                                                     924,000          109
------------------------------------------------------------------------------------------------------------------
                                                                                           14,927,584        1,766
------------------------------------------------------------------------------------------------------------------
                      Consumer Staples--10.4%
             20,200   Anheuser-Busch Companies, Inc.                                          920,918          109
             18,600   Avon Products, Inc.                                                     576,600           68
             20,000   Coca-Cola Company                                                       860,400          102
             15,400   ConAgra Foods, Inc.                                                     340,494           40
              7,195   Del Monte Foods Company                                                  80,800           10
             12,200   Diageo PLC (ADR)                                                        824,110           97
------------------------------------------------------------------------------------------------------------------







------------------------------------------------------------------------------------------------------------------
                                                                                                            Amount
                                                                                                          Invested
                                                                                                          For Each
                                                                                                        $10,000 of
             Shares   Security                                                                  Value   Net Assets
------------------------------------------------------------------------------------------------------------------
                      Consumer Staples (continued)
             10,800   Estee Lauder Companies, Inc. - Class "A"                               $417,636          $49
              4,100   Fomento Economico Mexicano SA de CV (ADR)                               343,252           41
             13,900   H.J. Heinz Company                                                      572,958           68
             10,600   Kimberly-Clark Corporation                                              654,020           77
             22,400   Kraft Foods, Inc. - Class "A"                                           692,160           82
             13,600   Ruddick Corporation                                                     333,336           39
             37,000   Sara Lee Corporation                                                    592,740           70
             14,200   Tasty Baking Company                                                    133,480           16
             27,300   Topps Company, Inc.                                                     224,406           27
             10,000   UST, Inc.                                                               451,900           53
             16,700   Wal-Mart Stores, Inc.                                                   804,439           95
------------------------------------------------------------------------------------------------------------------
                                                                                            8,823,649        1,043
------------------------------------------------------------------------------------------------------------------
                      Energy--9.1%
             12,800   Anadarko Petroleum Corporation                                          610,432           72
             11,100   BP PLC (ADR)                                                            772,671           91
             18,112   Chevron Corporation                                                   1,124,031          133
             13,800   ConocoPhillips                                                          904,314          107
              9,900   Diamond Offshore Drilling, Inc.                                         830,907           98
             11,606   Kerr-McGee Corporation                                                  804,876           95
             14,100   Marathon Oil Corporation                                              1,174,530          139
             12,600   Royal Dutch Shell PLC - Class "A" (ADR)                                 843,948          100
             13,900   Tidewater, Inc.                                                         683,880           81
------------------------------------------------------------------------------------------------------------------
                                                                                            7,749,589          916
------------------------------------------------------------------------------------------------------------------
                       Financials--25.3%
             11,000   A.G. Edwards, Inc.                                                      608,520           72
              4,400   ACE, Ltd.                                                               222,596           26
              4,100   Allstate Corporation                                                    224,393           26
              2,800   American International Group, Inc.                                      165,340           20
             12,200   AmSouth Bancorporation                                                  322,690           38
             27,900   Amvescap PLC (ADR)                                                      515,871           61
             15,200   Aon Corporation                                                         529,264           63
             24,700   Aspen Insurance Holdings, Ltd.                                          575,263           68
              9,900   Assured Guaranty, Ltd.                                                  251,163           30
             35,600   Bank Mutual Corporation                                                 435,032           51
             23,655   Bank of America Corporation                                           1,137,805          135
             25,200   Bank of New York Company, Inc.                                          811,440           96
             24,975   Brookfield Asset Management, Inc. - Class "A"                         1,014,485          120
             18,600   Brookline Bancorp, Inc.                                                 256,122           30
              9,622   Chubb Corporation                                                       480,138           57
------------------------------------------------------------------------------------------------------------------






Portfolio of Investments
VALUE FUND
June 30, 2006
------------------------------------------------------------------------------------------------------------------
                                                                                                            Amount
                                                                                                          Invested
                                                                                                          For Each
                                                                                                        $10,000 of
             Shares   Security                                                                  Value   Net Assets
------------------------------------------------------------------------------------------------------------------
                      Financials (continued)
             12,422   Cincinnati Financial Corporation                                       $583,958          $69
             17,900   Citigroup, Inc.                                                         863,496          102
              9,800   Comerica, Inc.                                                          509,502           60
             43,100   Eagle Hospitality Properties Trust, Inc.                                415,053           49
             10,100   Erie Indemnity Company - Class "A"                                      525,200           62
              6,400   FBL Financial Group, Inc. - Class "A"                                   207,360           24
             21,600   Hudson City Bancorp, Inc.                                               287,928           34
              7,800   IPC Holdings, Ltd.                                                      192,348           23
             22,900   JPMorgan Chase & Company                                                961,800          114
             13,300   KeyCorp                                                                 474,544           56
             12,632   Lincoln National Corporation                                            712,950           84
             10,800   Merrill Lynch & Company, Inc.                                           751,248           89
             13,400   Morgan Stanley                                                          847,014          100
             29,800   NewAlliance Bancshares, Inc.                                            426,438           50
             13,800   North Fork Bancorporation, Inc.                                         416,346           49
              7,700   One Liberty Properties, Inc. (REIT)                                     146,300           17
             13,800   Plum Creek Timber Company, Inc. (REIT)                                  489,900           58
              6,600   PMI Group, Inc.                                                         294,228           35
              7,700   PNC Financial Services Group, Inc.                                      540,309           64
             13,700   Protective Life Corporation                                             638,694           76
             21,900   Regions Financial Corporation                                           725,328           86
              4,700   St. Joe Company                                                         218,738           26
              4,200   State National Bancshares, Inc.                                         160,062           19
              9,582   State Street Corporation                                                556,618           66
              8,500   SunTrust Banks, Inc.                                                    648,210           77
              7,503   TD Banknorth, Inc.                                                      220,963           26
             14,000   Waddell & Reed Financial, Inc. - Class "A"                              287,840           34
             10,700   Wells Fargo & Company                                                   717,756           85
------------------------------------------------------------------------------------------------------------------
                                                                                           21,370,253        2,527
------------------------------------------------------------------------------------------------------------------
                      Health Care--5.1%
             17,700   Abbott Laboratories                                                     771,897           91
              9,700   Biomet, Inc.                                                            303,513           36
             10,900   GlaxoSmithKline PLC (ADR)                                               608,220           72
             14,100   Johnson & Johnson                                                       844,872          100
              8,100   Novartis AG (ADR)                                                       436,752           52
             34,600   Pfizer, Inc.                                                            812,062           96
              1,800   Sanofi-Aventis (ADR)                                                     87,660           10
             23,500   Schering-Plough Corporation                                             447,205           53
------------------------------------------------------------------------------------------------------------------
                                                                                            4,312,181          510
------------------------------------------------------------------------------------------------------------------






------------------------------------------------------------------------------------------------------------------
                                                                                                            Amount
                                                                                                          Invested
                                                                                                          For Each
                                                                                                        $10,000 of
             Shares   Security                                                                  Value   Net Assets
------------------------------------------------------------------------------------------------------------------
                      Industrials--8.2%
              8,200   Adesa, Inc.                                                            $182,368          $22
                900   Alexander & Baldwin, Inc.                                                39,843            5
              7,200   Avery Dennison Corporation                                              418,032           49
             28,500   Cendant Corporation                                                     464,265           55
             13,100   Dover Corporation                                                       647,533           77
             16,700   Federal Signal Corporation                                              252,838           30
             12,400   General Dynamics Corporation                                            811,704           96
             18,500   Honeywell International, Inc.                                           745,550           88
             19,300   Masco Corporation                                                       572,052           68
             11,400   Norfolk Southern Corporation                                            606,708           72
              5,700   Pall Corporation                                                        159,600           19
             13,800   Pitney Bowes, Inc.                                                      569,940           67
              3,200   SPX Corporation                                                         179,040           21
             24,500   Tyco International, Ltd.                                                673,750           80
             28,700   Werner Enterprises, Inc.                                                581,749           69
------------------------------------------------------------------------------------------------------------------
                                                                                            6,904,972          818
------------------------------------------------------------------------------------------------------------------
                      Information Technology--5.0%
             25,600 * Agile Software Corporation                                              162,304           19
             12,000   Automatic Data Processing, Inc.                                         544,200           64
             13,200   AVX Corporation                                                         208,428           25
             25,900   Hewlett-Packard Company                                                 820,512           97
             14,100   Intel Corporation                                                       267,195           32
              2,200   International Business Machines Corporation                             169,004           20
             30,600   Methode Electronics, Inc. - Class "A"                                   321,606           38
             26,400   Microsoft Corporation                                                   615,120           73
             14,900   Motorola, Inc.                                                          300,235           36
             23,100   Nokia Corporation - Class "A" (ADR)                                     468,006           55
              7,600 * Planar Systems, Inc.                                                     91,504           11
             15,600   Woodhead Industries, Inc.                                               298,584           35
------------------------------------------------------------------------------------------------------------------
                                                                                            4,266,698          505
------------------------------------------------------------------------------------------------------------------
                      Materials--7.5%
              9,000   Air Products & Chemicals, Inc.                                          575,280           68
             10,900   Albemarle Corporation                                                   521,892           62
             13,300   Alcoa, Inc.                                                             430,388           51
             27,667   Chemtura Corporation                                                    258,410           31
             16,500   Compass Minerals International, Inc.                                    411,675           49
             21,700   Dow Chemical Company                                                    846,951          100
             18,800   Du Pont (E.I.) de Nemours & Company                                     782,080           93
------------------------------------------------------------------------------------------------------------------






Portfolio of Investments (continued)
VALUE FUND
June 30, 2006
------------------------------------------------------------------------------------------------------------------
                                                                                                            Amount
                                                                                                          Invested
                                                                                                          For Each
                                                                                                        $10,000 of
             Shares   Security                                                                  Value   Net Assets
------------------------------------------------------------------------------------------------------------------
                      Materials (continued)
             15,800   Lubrizol Corporation                                                   $629,630          $74
             14,500   MeadWestvaco Corporation                                                404,985           48
             20,270   Myers Industries, Inc.                                                  348,441           41
             38,000   Sappi, Ltd. (ADR)                                                       474,620           56
             19,200   Sonoco Products Company                                                 607,680           72
              1,311   Tronox, Inc. - Class "B"                                                 17,266            2
------------------------------------------------------------------------------------------------------------------
                                                                                            6,309,298          747
------------------------------------------------------------------------------------------------------------------
                      Telecommunication Services--4.4%
              2,745   ALLTEL Corporation                                                      175,213           21
             19,700   AT&T, Inc.                                                              549,433           65
             15,700   BellSouth Corporation                                                   568,340           67
             14,300   CT Communications, Inc.                                                 327,041           39
             12,732   D&E Communications, Inc.                                                138,015           16
              1,030 * Embarq Corporation                                                       42,220            5
             10,400   Nippon Telegraph and Telephone Corporation (ADR)                        254,488           30
             24,700   Sprint Nextel Corporation                                               493,753           58
              6,600   Telephone & Data Systems, Inc.                                          273,240           32
              6,600   Telephone & Data Systems, Inc. - Special Shares                         256,740           30
             19,118   Verizon Communications, Inc.                                            640,262           76
------------------------------------------------------------------------------------------------------------------
                                                                                            3,718,745          439
------------------------------------------------------------------------------------------------------------------
                      Utilities--4.9%
              9,350   American States Water Company                                           333,328           39
             10,900   FPL Group, Inc.                                                         451,042           53
              9,300   KeySpan Corporation                                                     375,720           44
             12,800   MDU Resources Group, Inc.                                               468,608           55
             22,000   NiSource, Inc.                                                          480,480           57
             12,300   Northwest Natural Gas Company                                           455,469           54
             11,100   ONEOK, Inc.                                                             377,844           45
             14,800   Southwest Gas Corporation                                               463,832           55
             14,100   United Utilities PLC (ADR)                                              334,311           40
             13,700   Vectren Corporation                                                     373,325           44
-----------------------------------------------------------------------------------------------------------------
                                                                                            4,113,959          486
------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $64,328,471)                                            82,496,928        9,757
------------------------------------------------------------------------------------------------------------------







------------------------------------------------------------------------------------------------------------------
                                                                                                            Amount
                                                                                                          Invested
          Shares or                                                                                       For Each
          Principal                                                                                     $10,000 of
             Amount   Security                                                                 Value    Net Assets
------------------------------------------------------------------------------------------------------------------
                      CONVERTIBLE PREFERRED STOCKS--.4%
                      Financials
             15,100   Lehman Brothers Holdings, Inc., 6.25%,
                        2007 - Series "GIS" (cost $383,537)                                  $398,262          $47
------------------------------------------------------------------------------------------------------------------
                      PREFERRED STOCKS--.4%
                      Telecommunication Services--.2%
              7,500   Verizon South, Inc., 7%, 2041 - Series "F"                              182,775           22
------------------------------------------------------------------------------------------------------------------
                      Utilities--.2%
              6,800   Entergy Louisiana, Inc., 7.6%, 2032                                     170,000           20
------------------------------------------------------------------------------------------------------------------
Total Value of Preferred Stocks (cost $356,067)                                               352,775           42
------------------------------------------------------------------------------------------------------------------
                      SHORT-TERM U.S. GOVERNMENT AGENCY
                      OBLIGATIONS--1.2%
             $1,000M  Federal Home Loan Bank, 5.1%, 7/12/06
                      (cost $998,438)                                                         998,438          118
------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $66,066,513)                                 99.6%        84,246,403        9,964
Other Assets, Less Liabilities                                                  .4            308,916           36
------------------------------------------------------------------------------------------------------------------
Net Assets                                                                   100.0%       $84,555,319      $10,000
==================================================================================================================

* Non-income producing

  Summary of Abbreviations:
  ADR   American Depositary Receipts
  REIT  Real Estate Investment Trust

See notes to financial statements


Fund Expenses
SPECIAL BOND FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------------------------
                          Beginning                 Ending
                           Account                  Account               Expenses Paid
                           Value                     Value                During Period
Expense Examples          (1/1/06)                 (6/30/06)            (1/1/06-6/30/06)*
----------------------------------------------------------------------------------------------
Actual                   $1,000.00                $1,012.64                   $4.82
Hypothetical
  (5% annual return
  before expenses)       $1,000.00                $1,020.14                   $4.84
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .96%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).



Portfolio Composition
TOP SECTORS

(BAR CHART DATA:)

Consumer Staples                                 20.9%
Consumer Discretionary                           20.8%
Energy                                           16.8%
Materials                                        14.7%
Health Care                                       9.5%
Industrials                                       9.1%
U.S. Government Obligations                       4.5%
Telecommunication Services                        2.3%
Financials                                        1.1%


Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on the total value of investments.

Portfolio of Investments
SPECIAL BOND FUND
June 30, 2006
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
          Principal                                                                                    $10,000 of
             Amount   Security                                                                 Value   Net Assets
-----------------------------------------------------------------------------------------------------------------
                      CORPORATE BONDS--88.5%
                      Aerospace/Defense--2.4%
               $175M  Alliant Techsystems, Inc., 6.75%, 2016                                $168,875          $99
                150M  DRS Technologies, Inc., 6.875%, 2013                                   145,125           85
                 86M  DynCorp International, LLC, 9.5%, 2013                                  89,870           53
-----------------------------------------------------------------------------------------------------------------
                                                                                             403,870          237
-----------------------------------------------------------------------------------------------------------------
                      Automotive--7.5%
                100M  Accuride Corp., 8.5%, 2015                                              96,500           57
                 75M  Asbury Automotive Group, Inc., 9%, 2012                                 74,625           44
                594M  Cambridge Industries Liquidating Trust, 2007++**                           371           --
                250M  Cooper Standard Automotive, Inc., 8.375%, 2014                         198,438          116
                175M  Dana Corp., 9%, 2011++                                                 150,500           88
                150M  General Motors Acceptance Corp., 6.75%, 2014                           139,540           82
                500M  Special Devices, Inc., 11.375%, 2008**                                 375,000          220
                228M  TRW Automotive, Inc., 9.375%, 2013                                     243,390          142
-----------------------------------------------------------------------------------------------------------------
                                                                                           1,278,364          749
-----------------------------------------------------------------------------------------------------------------
                      Chemicals--10.4%
                 15M  BCP Crystal US Holdings Corp., 9.625%, 2014                             16,350            9
                150M  Equistar Chemicals LP, 10.625%, 2011                                   161,812           95
                250M  Huntsman International, LLC, 7.375%, 2015+                             235,625          138
                 67M  Huntsman, LLC, 11.625%, 2010                                            74,370           43
                100M  IMC Global, Inc., 10.875%, 2013                                        111,750           65
                300M  Innophos, Inc., 8.875%, 2014                                           297,000          174
                      Lyondell Chemical Co. :
                350M    9.625%, 2007                                                         357,000          209
                 91M    9.5%, 2008                                                            93,957           55
                200M  Millennium America, Inc., 9.25%, 2008                                  206,000          121
                100M  Nell AF Sarl, 8.375%, 2015+                                             96,625           57
                125M  Tronox Worldwide, LLC, 9.5%, 2012+                                     129,375           76
-----------------------------------------------------------------------------------------------------------------
                                                                                           1,779,864        1,042
-----------------------------------------------------------------------------------------------------------------
                      Consumer Non-Durables--2.0%
                100M  Broder Brothers Co., 11.25%, 2010                                       93,500           54
                      Levi Strauss & Co.:
                150M    9.74%, 2012***                                                       153,375           90
                100M    9.75%, 2015                                                          100,500           59
-----------------------------------------------------------------------------------------------------------------
                                                                                             347,375          203
-----------------------------------------------------------------------------------------------------------------






Portfolio of Investments (continued)
SPECIAL BOND FUND
June 30, 2006
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
          Principal                                                                                    $10,000 of
             Amount   Security                                                                 Value   Net Assets
-----------------------------------------------------------------------------------------------------------------
                      Energy--16.2%
               $125M  Basic Energy Services, Inc., 7.125%, 2016+                            $116,875          $68
                250M  Belden & Blake Corp., 8.75%, 2012                                      255,000          149
                300M  Bluewater Finance, Ltd., 10.25%, 2012                                  305,250          179
                      Chesapeake Energy Corp.:
                500M    6.375%, 2015                                                         466,250          273
                150M    6.625%, 2016                                                         140,250           82
                      Compagnie Generale de Geophysique:
                100M    7.5%, 2015                                                            98,250           58
                 50M    7.5%, 2015+                                                           49,125           29
                125M  Dresser, Inc., 9.375%, 2011                                            127,187           74
                250M  El Paso Production Holding Co., 7.75%, 2013                            253,125          148
                644M  Giant Industries, Inc., 11%, 2012                                      701,960          411
                100M  POGO Producing Co., 6.875%, 2017                                        93,125           55
                 60M  Stone Energy Corp., 8.24%, 2010+***                                     60,000           35
                110M  Tesoro Corp., 6.25%, 2012+                                             105,050           62
-----------------------------------------------------------------------------------------------------------------
                                                                                           2,771,447        1,623
-----------------------------------------------------------------------------------------------------------------
                      Financial Services--1.0%
                 75M  Saxon Capital, Inc., 12%, 2014+                                         75,938           45
                100M  Targeted Return Index Securities Trust, 7.548%, 2016+                   98,167           57
-----------------------------------------------------------------------------------------------------------------
                                                                                             174,105          102
-----------------------------------------------------------------------------------------------------------------
                      Food/Beverage/Tobacco--.1%
                  9M  Land O'Lakes, Inc., 8.75%, 2011                                          9,315            5
-----------------------------------------------------------------------------------------------------------------
                      Forest Products/Containers--2.7%
                250M  Packaging Dynamics, 10%, 2016+                                         251,250          147
                 86M  Stone Container Corp., 9.75%, 2011                                      88,795           52
                130M  Tekni-Plex, Inc., 8.75%, 2013+                                         124,150           73
-----------------------------------------------------------------------------------------------------------------
                                                                                             464,195          272
-----------------------------------------------------------------------------------------------------------------
                      Gaming/Leisure--7.4%
                250M  Circus & Eldorado/Silver Legacy, 10.125%, 2012                         265,313          155
                 50M  Herbst Gaming, Inc., 8.125%, 2012                                       50,625           30
                180M  Mandalay Resort Group, 6.375%, 2011                                    172,125          101
                240M  MGM Mirage, Inc., 6.625%, 2015                                         225,000          132
                300M  Park Place Entertainment Corp., 9.375%, 2007                           306,000          179
                255M  Speedway Motorsports, Inc., 6.75%, 2013                                248,625          145
-----------------------------------------------------------------------------------------------------------------
                                                                                           1,267,688          742
-----------------------------------------------------------------------------------------------------------------






-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
          Principal                                                                                    $10,000 of
             Amount   Security                                                                 Value   Net Assets
-----------------------------------------------------------------------------------------------------------------
                      Health Care--9.2%
                $90M  Alliance Imaging, Inc., 7.25%, 2012                                    $80,550          $47
                250M  DaVita, Inc., 7.25%, 2015                                              241,250          141
                120M  Fisher Scientific International, Inc., 6.125%, 2015                    116,250           68
                      HCA, Inc.:
                200M    6.75%, 2013                                                          191,986          112
                165M    6.5%, 2016                                                           153,388           90
                150M  Insight Health Services Corp., 9.875%, 2011                             66,750           39
                 60M  MedQuest, Inc., 11.875%, 2012                                           55,950           33
                550M  Tenet Healthcare Corp., 6.375%, 2011                                   493,625          289
                180M  Triad Hospitals, Inc., 7%, 2013                                        175,950          103
-----------------------------------------------------------------------------------------------------------------
                                                                                           1,575,699          922
-----------------------------------------------------------------------------------------------------------------
                      Housing--2.0%
                140M  Beazer Homes USA, Inc., 6.875%, 2015                                   128,100           75
                200M  Builders FirstSource, Inc., 9.42%, 2012***                             206,000          121
-----------------------------------------------------------------------------------------------------------------
                                                                                             334,100          196
-----------------------------------------------------------------------------------------------------------------
                      Information Technology--.3%
                150M  Exodus Communications, Inc., 10.75%, 2009++**                               94           --
                 50M  Sanmina - SCI Corp., 8.125%, 2016                                       49,000           29
-----------------------------------------------------------------------------------------------------------------
                                                                                              49,094           29
-----------------------------------------------------------------------------------------------------------------
                      Manufacturing--1.9%
                 60M  Case New Holland, Inc., 7.125%, 2014+                                   57,600           34
                100M  Stewart & Stevenson, LLC, 10%, 2014+                                   100,875           59
                200M  Wolverine Tube, Inc., 7.375%, 2008+                                    163,000           95
-----------------------------------------------------------------------------------------------------------------
                                                                                             321,475          188
-----------------------------------------------------------------------------------------------------------------
                      Media-Broadcasting--3.5%
                      Clear Channel Communications, Inc.:
                 80M    5.5%, 2014                                                            72,540           43
                200M    4.9%, 2015                                                           171,012          100
                150M  Sinclair Broadcasting Group, Inc., 8%, 2012                            153,000           90
                      Young Broadcasting, Inc.:
                136M    10%, 2011                                                            121,720           71
                100M    8.75%, 2014                                                           84,000           49
-----------------------------------------------------------------------------------------------------------------
                                                                                             602,272          353
-----------------------------------------------------------------------------------------------------------------






Portfolio of Investments (continued)
SPECIAL BOND FUND
June 30, 2006
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
          Principal                                                                                    $10,000 of
             Amount   Security                                                                  Value   Net Assets
-----------------------------------------------------------------------------------------------------------------
                      Media-Cable TV--7.9%
               $355M  Adelphia Communications Corp., 10.25%, 2011++                         $205,900         $121
                135M  Atlantic Broadband Finance, LLC, 9.375%, 2014                          127,575           75
                200M  Cablevision Systems Corp., 8%, 2012                                    198,250          116
                500M  Charter Communications Holdings, LLC, 10%, 2009                        395,000          231
                125M  CSC Holdings, Inc., 8.125%, 2009                                       127,812           75
                310M  Echostar DBS Corp., 6.375%, 2011                                       297,600          174
-----------------------------------------------------------------------------------------------------------------
                                                                                           1,352,137          792
-----------------------------------------------------------------------------------------------------------------
                      Media-Diversified--4.8%
                300M  Cenveo, Inc., 7.875%, 2013                                             294,000          172
                      MediaNews Group, Inc.:
                 75M    6.875%, 2013                                                          68,625           40
                 50M    6.375%, 2014                                                          44,000           26
                      Six Flags, Inc.:
                150M    8.875%, 2010                                                         143,250           84
                 50M    9.625%, 2014                                                          45,750           27
                200M  Universal City Development Partners, Ltd., 11.75%, 2010                218,750          128
-----------------------------------------------------------------------------------------------------------------
                                                                                             814,375          477
-----------------------------------------------------------------------------------------------------------------
                      Metals/Mining--1.0%
                 50M  Metals USA, Inc., 11.125%, 2015+                                        55,000           32
                130M  Russell Metals, Inc., 6.375%, 2014                                     120,900           71
-----------------------------------------------------------------------------------------------------------------
                                                                                             175,900          103
-----------------------------------------------------------------------------------------------------------------
                      Retail-General  Merchandise--1.8%
                100M  GSC Holdings Corp., 8%, 2012                                           100,500           59
                200M  Neiman Marcus Group, Inc., 10.375%, 2015+                              213,500          125
-----------------------------------------------------------------------------------------------------------------
                                                                                             314,000          184
-----------------------------------------------------------------------------------------------------------------
                      Services--3.9%
                      Allied Waste NA, Inc.:
                150M    5.75%, 2011                                                          140,625           82
                300M    7.375%, 2014                                                         286,500          168
                100M  Hydrochem Industrial Services, Inc., 9.25%, 2013+                       97,000           57
                150M  United Rentals, Inc., 7%, 2014                                         137,813           81
-----------------------------------------------------------------------------------------------------------------
                                                                                             661,938          388
-----------------------------------------------------------------------------------------------------------------






-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
          Principal                                                                                      For Each
             Amount                                                                                    $10,000 of
          or Shares   Security                                                                 Value   Net Assets
-----------------------------------------------------------------------------------------------------------------
                      Telecommunications--.0%
               $600M  ICG Services, Inc., 10%, 2008++**                                         $375          $--
-----------------------------------------------------------------------------------------------------------------
                      Transportation--.2%
                 29M  American Commercial Lines, LLC, 9.5%, 2015                              31,900           19
-----------------------------------------------------------------------------------------------------------------
                      Wireless Communications--2.3%
                200M  Nextel Communications, Inc., 5.95%, 2014                               192,420          113
                200M  Rogers Wireless, Inc., 6.375%, 2014                                    191,500          112
-----------------------------------------------------------------------------------------------------------------
                                                                                             383,920          225
-----------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $16,483,946)                                         15,113,408        8,851
-----------------------------------------------------------------------------------------------------------------
                      U.S. GOVERNMENT OBLIGATIONS--4.4%
                750M  U.S. Treasury Notes, 7%, 2006 (cost $750,379)                          750,528          440
-----------------------------------------------------------------------------------------------------------------
                      COMMON STOCKS--2.5%
                      Food/Drug--.5%
              5,500   Ingles Markets, Inc.                                                    93,500           55
-----------------------------------------------------------------------------------------------------------------
                      Media-Diversified--2.0%
              1,500   MediaNews Group, Inc. - Class "A"**                                    337,500          197
-----------------------------------------------------------------------------------------------------------------
                      Telecommunications--.0%
                500   RCN Corporation**                                                            5           --
                230   Viatel Holding (Bermuda), Ltd.**                                            16           --
              1,571   World Access, Inc.                                                           3           --
-----------------------------------------------------------------------------------------------------------------
                                                                                                  24           --
-----------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $130,695)                                                 431,024          252
-----------------------------------------------------------------------------------------------------------------
                      PREFERRED STOCKS--1.3%
                      Manufacturing
                288   Day International Group, Inc., 12.25%, 2010, PIK
                      (cost $271,922)                                                        223,601          131
-----------------------------------------------------------------------------------------------------------------






Portfolio of Investments (continued)
SPECIAL BOND FUND
June 30, 2006
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
                                                                                                       $10,000 of
           Warrants   Security                                                                 Value   Net Assets
-----------------------------------------------------------------------------------------------------------------
                      WARRANTS--.0%
                      Telecommunications
                250   GT Group Telecom, Inc. (expiring 2/1/10)
                      (cost $22,587)+**                                                           --           --
-----------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $17,659,529)                               96.7%        $16,518,561       $9,674
Other Assets, Less Liabilities                                               3.3             557,362          326
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                                 100.0%        $17,075,923      $10,000
=================================================================================================================

  + Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 5).

 ++ In default as to principal and/or interest payment

  * Non-income producing

 ** Security valued at fair value (see Note 1A)

*** Interest rates on adjustable rate bonds are determined and reset quarterly by the indentures. The interest rates shown are the rates in effect on June 30, 2006.

  # Denotes a step bond (a zero-coupon bond that coverts to a fixed interest rate at a designated future date).

See notes to financial statements


This page intentionally left blank.

Statements of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2006

-----------------------------------------------------------------------------------------------------------
                                                                         CASH                     FOCUSED
                                                      BLUE CHIP    MANAGEMENT     DISCOVERY        EQUITY
-----------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                               $127,735,730    $7,613,633  $126,204,465   $10,026,652
                                                   ============  ============  ============  ============
  At value (Note 1A)                               $168,491,375    $7,613,633  $144,021,440   $11,076,874
Cash (overdraft)                                        303,291        89,741       198,006        (4,617)
  Receivables:
  Investment securities sold                            267,936            --            --        24,156
  Interest and dividends                                170,234        17,025        93,157        17,734
  Trust shares sold                                      20,935        11,927        13,820         4,203
  Other assets                                           16,821         1,837        14,481         1,119
                                                   ------------  ------------  ------------  ------------
Total Assets                                        169,270,592     7,734,163   144,340,904    11,119,469
                                                   ------------  ------------  ------------  ------------
Liabilities
Payables:
  Investment securities purchased                            --            --            --        53,796
  Trust shares redeemed                                 124,661        15,062        66,458        20,144
Accrued advisory fees                                   103,471         2,167        87,045         6,734
Accrued expenses                                         23,074         3,241        21,260         3,000
                                                   ------------  ------------  ------------  ------------
Total Liabilities                                       251,206        20,470       174,763        83,674
                                                   ------------  ------------  ------------  ------------
Net Assets                                         $169,019,386    $7,713,693  $144,166,141   $11,035,795
                                                   ============  ============  ============  ============
Net Assets Consist of:
Capital paid in                                    $163,095,393    $7,713,693  $124,472,626   $11,744,640
Undistributed net investment income                     982,720            --       120,549        45,869
Accumulated net realized gain (loss) on
Investments                                         (35,814,372)           --     1,755,991    (1,804,936)
Net unrealized appreciation (depreciation)
of investments                                       40,755,645            --    17,816,975     1,050,222
                                                   ------------  ------------  ------------  ------------
Total                                              $169,019,386    $7,713,693  $144,166,141   $11,035,795
                                                   ============  ============  ============  ============
Shares of beneficial interest outstanding (Note 2)    8,015,467     7,713,693     5,178,207     1,269,692
                                                   ============  ============  ============  ============
Net asset value, offering and redemption price
per share
  (Net assets divided by shares outstanding)             $21.09         $1.00        $27.84         $8.69
                                                   ============  ============  ============  ============






Statements of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUNDS (Continued)
June 30, 2006

-------------------------------------------------------------------------------------------

                                                     GOVERNMENT        GROWTH    HIGH YIELD
-------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                                $19,858,010  $204,633,834   $68,472,693
                                                   ============  ============  ============
  At value (Note 1A)                                $19,230,408  $246,603,465   $64,446,935
Cash                                                     26,471         2,520       832,607
Receivables:
  Investment securities sold                              1,700     1,773,845            --
  Interest and dividends                                116,725       240,577     1,245,077
  Trust shares sold                                       8,289        33,950        23,293
  Other assets                                            2,308        25,308         7,543
                                                   ------------ -------------  ------------
Total Assets                                         19,385,901   248,679,665    66,555,455
                                                   ------------ -------------  ------------
Liabilities
Payables:
  Investment securities purchased                            --       883,818       300,000
  Trust shares redeemed                                   4,184       347,193        57,455
Accrued advisory fees                                     9,602       149,836        40,961
Accrued expenses                                          3,275        36,374        16,446
                                                   -----------  -------------  ------------
Total Liabilities                                        17,061     1,417,221       414,862
                                                   -----------  -------------  ------------
Net Assets                                          $19,368,840  $247,262,444   $66,140,593
                                                   ============ =============  ============
Net Assets Consist of:
Capital paid in                                     $20,391,292  $193,081,694   $85,566,896
Undistributed net investment income                     459,403       720,539     2,487,388
Accumulated net realized gain (loss) on
Investments                                            (854,253)   11,490,580   (17,887,933)
Net unrealized appreciation (depreciation)
of investments                                         (627,602)   41,969,631    (4,025,758)
                                                   -----------  -------------  ------------
Total                                               $19,368,840  $247,262,444   $66,140,593
                                                   ============  ============  ============
Shares of beneficial interest outstanding (Note 2)    2,026,356     7,192,225     8,715,154
                                                   ============  ============  ============
Net asset value, offering and redemption price
per share
  (Net assets divided by shares outstanding)              $9.96        $34.88         $7.59
                                                   ============  ============  ============

See notes to financial statements


Statements of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2006
-----------------------------------------------------------------------------------------------------------
                                                                                       TARGET        TARGET
                                                                     INVESTMENT      MATURITY      MATURITY
                                                    INTERNATIONAL         GRADE          2007          2010
-----------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                                  $95,044,174   $35,981,998   $18,141,212   $13,632,127
                                                     ============  ============  ============  ============
At value (Note 1A)                                   $100,582,321   $35,436,103   $18,518,745   $14,392,693
Cash                                                    9,601,662       368,909       167,185        67,372
Receivables:
  Investment securities sold                            6,424,600            --            --            --
  Interest and dividends                                  176,099       475,759            --            --
  Trust shares sold                                        41,894        10,220            --            --
  Other assets                                             11,899         3,671         2,407         1,589
                                                     ------------  ------------  ------------  ------------
Total Assets                                          116,838,475    36,294,662    18,688,337    14,461,654
                                                     ------------  ------------  ------------  ------------
Liabilities
Payables:
  Investment securities purchased                       5,565,242            --            --           --
  Trust shares redeemed                                    61,646       109,058           249       148,349
Accrued advisory fees                                      66,735        17,955         9,229         7,175
Accrued expenses                                           56,642         6,416         4,835         4,384
                                                     ------------  ------------  ------------  ------------
Total Liabilities                                       5,750,265       133,429        14,313       159,908
                                                     ------------  ------------  ------------  ------------
Net Assets                                           $111,088,210   $36,161,233   $18,674,024   $14,301,746
                                                     ============  ============  ============  ============
Net Assets Consist of:
Capital paid in                                       $87,184,263   $37,985,199   $17,711,913   $13,132,324
Undistributed net investment income                       815,970       171,178       561,890       388,944
Accumulated net realized gain (loss) on investments,
  futures contracts and foreign currency transactions  17,573,080    (1,449,249)       22,688        19,912
Net unrealized appreciation (depreciation) of
  investments, futures contracts and foreign currency
  transactions                                          5,514,897      (545,895)      377,533       760,566
                                                     ------------  ------------  ------------  ------------
Total                                                $111,088,210   $36,161,233   $18,674,024   $14,301,746
                                                     ============  ============  ============  ============
Shares of beneficial interest outstanding (Note 2)      5,346,508     3,471,392     1,640,899     1,076,644
                                                     ============  ============  ============  ============
Net asset value, offering and redemption price
per share
  (Net assets divided by shares outstanding)               $20.78        $10.42        $11.38        $13.28
                                                     ============  ============  ============  ============






Statements of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUNDS (Continued)
June 30, 2006
-----------------------------------------------------------------------------------------------
                                                            TARGET
                                                          MATURITY                      SPECIAL
                                                              2015          VALUE          BOND
-----------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                                   $21,358,592    $66,066,513   $17,659,529
                                                      ============  =============  ============
At value (Note 1A)                                     $21,480,434    $84,246,403   $16,518,561
Cash                                                       134,108         92,928       364,516
Receivables:
  Investment securities sold                                    --        160,152            --
  Interest and dividends                                        --        150,956       327,961
  Trust shares sold                                             --         12,687            --
  Other assets                                               2,011          7,452         6,285
                                                      ------------  -------------  ------------
Total Assets                                            21,616,553     84,670,578    17,217,323
                                                      ------------  -------------  ------------
Liabilities
Payables:
  Investment securities purchased                               --         15,839       100,000
  Trust shares redeemed                                     21,759         39,318        17,099
Accrued advisory fees                                       10,646         51,258        10,637
Accrued expenses                                             9,788          8,844        13,664
                                                      ------------  -------------  ------------
Total Liabilities                                           42,193        115,259       141,400
                                                      ------------  -------------  ------------
Net Assets                                             $21,574,360    $84,555,319   $17,075,923
                                                      ============  =============  ============
Net Assets Consist of:
Capital paid in                                        $21,036,989    $77,716,881   $25,556,846
Undistributed net investment income                        477,659        746,241       155,240
Accumulated net realized gain (loss) on investment
  futures contracts and foreign currency transaction       (62,130)   (12,087,693)   (7,495,195)
Net unrealized appreciation (depreciation) of
  investments, futures contracts and foreign currency
  transactions                                             121,842     18,179,890    (1,140,968)
                                                      ------------  -------------  ------------
Total                                                  $21,574,360    $84,555,319   $17,075,923
                                                      ============  =============  ============
Shares of beneficial interest outstanding (Note 2)       1,617,263      5,587,519     1,934,341
                                                      ============  =============  ============
Net asset value, offering and redemption price
per share
  (Net assets divided by shares outstanding)                $13.34         $15.13         $8.83
                                                      ============  =============  ============

See notes to financial statements


Statements of Operations
FIRST INVESTORS LIFE SERIES FUNDS
Six Months Ended June 30, 2006
-------------------------------------------------------------------------------------------------------------
                                                             BLUE           CASH                     FOCUSED
                                                             CHIP     MANAGEMENT     DISCOVERY        EQUITY
-------------------------------------------------------------------------------------------------------------
Investment Income
  Income:
  Interest                                                $52,985       $148,093       $97,115        $5,360
  Dividends                                             1,638,681(a)          --       611,177        91,844
                                                     ------------   ------------  ------------  ------------
Total income                                            1,691,666        148,093       708,292        97,204
                                                     ------------   ------------  ------------  ------------
Expenses (Notes 1 and 4):
  Advisory fees                                           654,743         23,976       544,780        42,528
  Professional fees                                        15,692          5,321         9,340         5,455
  Custodian fees and expenses                               7,466          2,826        11,071           409
  Reports and notices to shareholders                       7,705          2,592         6,540           411
  Registration fees                                           666            579           790           761
  Trustees' fees                                            4,704            173         3,930           311
  Other expenses                                           20,778            607        13,824         1,689
                                                     ------------   ------------  ------------  ------------
Total expenses                                            711,754         36,074       590,275        51,564
Less: Expenses waived                                          --        (12,546)           --            --
    Expenses paid indirectly                               (2,823)        (1,300)       (2,562)         (244)
                                                     ------------   ------------  ------------  ------------
Net expenses                                              708,931         22,228       587,713        51,320
                                                     ------------   ------------  ------------  ------------
Net investment income                                     982,735        125,865       120,579        45,884
                                                     ------------   ------------  ------------  ------------
Realized and Unrealized Gain (Loss) on Investments
(Note 3):
Net realized gain (loss) on investments                 2,306,810             --     5,043,483       258,433
Net unrealized appreciation (depreciation) of
investments                                               425,604             --     5,887,315      (240,670)
                                                     ------------   ------------  ------------  ------------
Net gain (loss) on investments                          2,732,414             --    10,930,798        17,763
                                                     ------------   ------------  ------------  ------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations                            $3,715,149       $125,865   $11,051,377       $63,647
                                                     ============   ============  ============  ============






Statements of Operations
FIRST INVESTORS LIFE SERIES FUNDS (Continued)
Six Months Ended June 30, 2006
---------------------------------------------------------------------------------------------

                                                      GOVERNMENT        GROWTH     HIGH YIELD
---------------------------------------------------------------------------------------------
Investment Income
  Income:
  Interest                                              $533,501      $125,289     $2,913,125
Dividends                                                     --     1,639,836(b)      15,531
                                                     -----------  ------------   ------------
Total income                                             533,501     1,765,125      2,928,656
                                                     -----------  ------------   ------------
Expenses (Notes 1 and 4):
  Advisory fees                                           74,734       947,677        254,523
  Professional fees                                        7,247        12,887         11,457
  Custodian fees and expenses                              4,709        29,923          5,101
  Reports and notices to shareholders                      1,774        16,370          4,295
  Registration fees                                          652           896            596
  Trustees' fees                                             523         6,945          1,932
  Other expenses                                           3,021        31,892          9,975
                                                     -----------  ------------   ------------
Total expenses                                            92,660     1,046,590        287,879
Less: Expenses waived                                    (14,947)           --             --
  Expenses paid indirectly                                (3,633)       (2,012)        (5,364)
                                                     -----------  ------------   ------------
Net expenses                                              74,080     1,044,578        282,515
                                                     -----------  ------------   ------------
Net investment income                                    459,421       720,547      2,646,141
                                                     -----------  ------------   ------------
Realized and Unrealized Gain (Loss) on Investments
(Note 3):
Net realized gain (loss) on investments                  (40,409)   12,585,315     (1,614,031)
Net unrealized appreciation (depreciation) of
investments                                             (497,104)   (7,064,006)       520,666
                                                     -----------  ------------   ------------
Net gain (loss) on investments                          (537,513)    5,521,309     (1,093,365)
                                                     -----------  ------------   ------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations                             $(78,092)   $6,241,856     $1,552,776
                                                     ===========  ============   ============

(a) Net of $310 foreign taxes withheld
(b) Net of $4,045 foreign taxes withheld

See notes to financial statements


Statements of Operations
FIRST INVESTORS LIFE SERIES FUNDS
Six Months Ended June 30, 2006
-----------------------------------------------------------------------------------------------------------
                                                                                       TARGET        TARGET
                                                                     INVESTMENT      MATURITY      MATURITY
                                                    INTERNATIONAL         GRADE          2007          2010
------------------------------------------------------------------------------------------------------------
Investment Income
  Income:
  Interest                                               $152,634     $1,011,145      $635,566      $446,703
Dividends                                               1,370,714(c)          --            --            --
                                                     ------------   ------------  ------------  ------------
Total income                                            1,523,348      1,011,145       635,566       446,703
                                                     ------------   ------------  ------------  ------------
Expenses (Notes 1 and 4):
  Advisory fees                                           413,916        139,337        72,781        57,224
  Professional fees                                        29,147          9,601         7,691         6,095
  Custodian fees and expenses                              66,016          4,021         1,600         1,377
  Reports and notices to shareholders                      22,601          4,356         2,943         1,586
  Registration fees                                           671            746           631           774
  Trustees' fees                                            2,695          1,088           532           418
  Other expenses                                           16,053          3,357         2,987         2,771
                                                     ------------   ------------  ------------  ------------
Total expenses                                            551,099        162,506        89,165        70,245
Less: Expenses waived                                          --        (27,867)      (14,556)      (11,445)
  Expenses paid indirectly                                   (581)        (4,163)         (940)       (1,047)
                                                     ------------   ------------  ------------  ------------
Net expenses                                              550,518        130,476        73,669        57,753
                                                     ------------   ------------  ------------  ------------
Net investment income                                     972,830        880,669       561,897       388,950
                                                     ------------   ------------  ------------  ------------
Realized and Unrealized Gain (Loss) on Investments,
  Futures Contracts and Foreign Currency
  Transactions (Note 3):
Net realized gain (loss) on:
  Investments and futures contracts                    17,589,494       (311,433)       44,373        20,502
  Foreign currency transactions                            99,725             --            --            --
                                                     ------------   ------------  ------------  ------------
Net realized gain (loss) on investments, futures
  contracts and foreign currency transactions          17,689,219       (311,433)       44,373        20,502
                                                     ------------   ------------  ------------  ------------
Net unrealized apprection (depreciation) of:
  Investments and futures contracts                   (10,411,119)      (953,504)     (441,975)     (650,064)
  Foreign currency transactions                            65,756             --            --            --
                                                     ------------   ------------  ------------  ------------
Net unrealized appreciation (depreciation) on
  investments, futures contracts and foreign
  currency transactions                               (10,345,363)      (953,504)     (441,975)     (650,064)
                                                     ------------   ------------  ------------  ------------
Net gain (loss) on investments, futures
  contracts and foreign currency transactions           7,343,856     (1,264,937)     (397,602)     (629,562)
                                                     ------------   ------------  ------------  ------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations                            $8,316,686      $(384,268)     $164,295     $(240,612)
                                                     ============   ============  ============  ============






Statements of Operations
FIRST INVESTORS LIFE SERIES FUNDS (Continued)
Six Months Ended June 30, 2006
---------------------------------------------------------------------------------------------
                                                           TARGET
                                                         MATURITY                     SPECIAL
                                                             2015         VALUE          BOND
---------------------------------------------------------------------------------------------
Investment Income
Income:
  Interest                                               $553,784       $49,890      $681,503
  Dividends                                                    --     1,036,122(d)      9,471
                                                     ------------  -------------  ------------
Total income                                              553,784     1,086,012       690,974
                                                     ------------  -------------  ------------
Expenses (Notes 1 and 4):
  Advisory fees                                            81,148       312,627        68,703
  Professional fees                                         4,022         8,352         8,960
  Custodian fees and expenses                                 650         7,052         1,989
  Reports and notices to shareholders                       1,573         5,680         1,898
  Registration fees                                           776           719           646
  Trustees' fees                                              584         2,242           463
  Other expenses                                            4,301         8,413         5,012
                                                     ------------  -------------  ------------
Total expenses                                             93,054       345,085        87,671
Less: Expenses waived                                     (16,230)           --            --
  Expenses paid indirectly                                   (714)       (5,363)       (2,069)
                                                     ------------  -------------  ------------
Net expenses                                               76,110       339,722        85,602
                                                     ------------  -------------  ------------
Net investment income                                     477,674       746,290       605,372
                                                     ------------  -------------  ------------
Realized and Unrealized Gain (Loss) on Investments
  Futures Contracts and Foreign Currency
  Transactions (Note 3):
Net realized gain (loss) on:
  Investments and futures contracts                            --     1,708,609      (364,058)
  Foreign currency transactions                                --            --            --
                                                     ------------  ------------  ------------
Net realized gain (loss) on investments, futures
  contracts and foreign currency transactions                  --     1,708,609      (364,058)
                                                     ------------  ------------  ------------
Net unrealized apprection (depreciation) of:
  Investments and futures contracts                    (1,430,510)    3,557,701         2,870
  Foreign currency transactions                                --            --            --
                                                     ------------  ------------  ------------
Net unrealized appreciation (depreciation) on
  investments, futures contracts and foreign
  currency transactions                                (1,430,510)    3,557,701         2,870
                                                     ------------  ------------  ------------
Net gain (loss) on investments, futures
  contracts and foreign currency transactions          (1,430,510)    5,266,310      (361,188)
                                                     ------------  ------------  ------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations                             $(952,836)   $6,012,600      $244,184
                                                     ============  ============  ============

(c) Net of $196,994 foreign taxes withheld
(d) Net of $775 foreign taxes withheld

See notes to financial statements


Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUNDS
-----------------------------------------------------------------------------------------------------------
                                                             BLUE CHIP                CASH MANAGEMENT
                                                   --------------------------  --------------------------
                                                      1/1/06 to     1/1/05 to     1/1/06 to     1/1/05 to
                                                        6/30/06      12/31/05       6/30/06      12/31/05
-----------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                               $982,735    $1,631,756       $125,865      $157,155
  Net realized gain on investments                   2,306,810     8,784,579             --            --
  Net unrealized appreciation (depreciation)
  of investments                                       425,604    (3,150,784)            --            --
                                                   ------------  ------------  ------------  ------------
    Net increase in net assets resulting
      from operations                                3,715,149     7,265,551        125,865       157,155
                                                   ------------  ------------  ------------  ------------
Dividends to Shareholders
  Net investment income                             (1,631,699)   (1,741,327)      (125,865)     (157,155)
                                                   ------------  ------------  ------------  ------------
Trust Share Transactions *
    Proceeds from shares sold                         2,183,326     4,054,340     4,874,278     1,500,795
    Reinvestment of dividends                         1,631,699     1,741,327       125,865       157,155
    Cost of shares redeemed                         (11,084,291)  (18,025,872)   (3,662,962)   (2,639,443)
                                                   ------------  ------------  ------------  ------------
    Net increase (decrease) from trust share
    transactions                                     (7,269,266)  (12,230,205)    1,337,181      (981,493)
                                                   ------------  ------------  ------------  ------------
    Net increase (decrease) in net assets            (5,185,816)   (6,705,981)    1,337,181      (981,493)

Net Assets
  Beginning of period                               174,205,202   180,911,183     6,376,512     7,358,005
                                                   ------------  ------------  ------------  ------------
  End of period+                                   $169,019,386  $174,205,202    $7,713,693    $6,376,512
                                                   ============  ============  ============  ============
+Includes undistributed net investment income of       $982,720    $1,631,684           $--           $--
                                                   ============  ============  ============  ============
  *Trust Shares Issued and Redeemed
    Sold                                                102,167       200,743     4,874,278     1,500,795
    Issued for dividends reinvested                      76,894        86,936       125,865       157,155
    Redeemed                                           (517,333)     (899,406)   (3,662,962)   (2,639,443)
                                                   ------------  ------------  ------------  ------------
      Net increase (decrease) in trust shares
      outstanding                                      (338,272)     (611,727)    1,337,181      (981,493)
                                                   ============  ============  ============  ============






Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUNDS  (Continued)
---------------------------------------------------------------------------------------------------------
                                                             DISCOVERY                FOCUSED EQUITY
                                                   ---------------------------  -------------------------
                                                      1/1/06 to     1/1/05 to     1/1/06 to     1/1/05 to
                                                        6/30/06      12/31/05       6/30/06      12/31/05
---------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                $120,579      $208,573       $45,884       $63,592
  Net realized gain on investments                    5,043,483    30,477,144       258,433       394,437
  Net unrealized appreciation (depreciation)
  of investments                                      5,887,315   (23,989,048)     (240,670)      138,093
                                                   ------------  -------------  -----------  ------------
    Net increase in net assets resulting
      from operations                                11,051,377     6,696,669        63,647       596,122
                                                   ------------  -------------  -----------  ------------
Dividends to Shareholders
  Net investment income                                (208,603)           --       (63,598)     (127,392)
                                                   ------------  -------------  -----------  ------------
Trust Share Transactions *
  Proceeds from shares sold                           2,403,044     5,269,573       549,476     1,073,308
  Reinvestment of dividends                             208,603            --        63,598       127,392
  Cost of shares redeemed                            (5,961,548)   (9,153,290)     (931,991)   (1,271,203)
                                                   ------------  -------------  -----------  ------------
  Net increase (decrease) from trust share
  transactions                                       (3,349,901)   (3,883,717)     (318,917)      (70,503)
                                                   ------------  -------------  -----------  ------------
  Net increase (decrease) in net assets               7,492,873     2,812,952      (318,868)      398,227

Net Assets
  Beginning of period                               136,673,268   133,860,316    11,354,663    10,956,436
                                                   ------------  -------------  -----------  ------------
  End of period+                                   $144,166,141  $136,673,268   $11,035,795   $11,354,663
                                                   ============  ============  ============  ============
+Includes undistributed net investment income of       $120,549      $208,573       $45,869       $63,583
                                                   ============  ============  ============  ============
 *Trust Shares Issued and Redeemed
    Sold                                                 85,864       215,423        62,131       128,261
    Issued for dividends reinvested                       7,501            --         7,227        15,423
    Redeemed                                           (213,798)     (374,172)     (105,029)     (152,055)
                                                   ------------  -------------  -----------  ------------
      Net increase (decrease) in trust shares
      outstanding                                      (120,433)     (158,749)      (35,671)       (8,371)
                                                   ============  ============   ===========   ===========

See notes to financial statements


Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUNDS
-----------------------------------------------------------------------------------------------------------
                                                             GOVERNMENT                  GROWTH
                                                   --------------------------  --------------------------
                                                      1/1/06 to     1/1/05 to     1/1/06 to     1/1/05 to
                                                        6/30/06      12/31/05       6/30/06      12/31/05
-----------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                $459,421      $863,876      $720,547    $1,106,519
  Net realized gain (loss) on investments, futures
    contracts and foreign currency transactions         (40,409)      (37,768)   12,585,315    17,727,603
  Net unrealized appreciation (depreciation)
    of investments, futures contracts and foreign
    currency transactions                              (497,104)     (292,020)   (7,064,006)   (1,989,130)
                                                   ------------  ------------  ------------  ------------
    Net increase (decrease) in net assets
    resulting from operations                           (78,092)      534,088     6,241,856    16,844,992
                                                   ------------  ------------  ------------  ------------
Distributions to Shareholders
  Net investment income                              (1,018,037)   (1,077,184)   (1,106,509)   (1,767,273)
  Net realized gains                                         --            --   (15,617,669)           --
                                                   ------------  ------------  ------------  ------------
    Total distributions                              (1,018,037)   (1,077,184)  (16,724,178)   (1,767,273)
                                                   ------------  ------------  ------------  ------------
Trust Share Transactions*
    Proceeds from shares sold                           766,375     1,767,268     4,513,506     9,492,500
    Reinvestment of distributions                     1,018,037     1,077,184    16,724,178     1,767,273
    Cost of shares redeemed                          (1,776,673)   (3,295,380)  (12,444,872)  (16,337,476)
                                                   ------------  ------------  ------------  ------------
    Net increase (decrease) from trust share
    transactions                                          7,739      (450,928)    8,792,812    (5,077,703)
                                                   ------------  ------------  ------------  ------------
      Net increase (decrease) in net assets          (1,088,390)     (994,024)   (1,689,510)   10,000,016

Net Assets
  Beginning of period                                20,457,230    21,451,254   248,951,954   238,951,938
                                                   ------------  ------------  ------------  ------------
  End of period+                                    $19,368,840   $20,457,230  $247,262,444  $248,951,954
                                                   ============  ============  ============  ============
+Includes undistributed net investment income of       $459,403      $863,859      $720,539    $1,106,501
                                                   ============  ============  ============  ============
 *Trust Shares Issued and Redeemed
     Sold                                                78,607       176,435       126,654       279,764
     Issued for distributions reinvested                105,605       109,137       484,900        52,912
     Redeemed                                          (183,130)     (327,698)     (351,169)     (480,263)
                                                   ------------  ------------  ------------  ------------
       Net increase (decrease) in trust shares
       outstanding                                        1,082       (42,126)      260,385      (147,587)
                                                   ============  ============  ============  ============






Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUNDS (Continued)
---------------------------------------------------------------------------------------------------------
                                                            HIGH YIELD                INTERNATIONAL
                                                   --------------------------   --------------------------
                                                      1/1/06 to     1/1/05 to     1/1/06 to     1/1/05 to
                                                        6/30/06      12/31/05       6/30/06      12/31/05
---------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                              $2,646,141    $5,545,686      $972,830      $789,330
  Net realized gain (loss) on investments, futures
    contracts and foreign currency transactions      (1,614,031)     (704,824)   17,689,219     9,973,711
Net unrealized appreciation (depreciation)
  of investments, futures contracts and foreign
  currency transactions                                 520,666    (4,569,995)  (10,345,363)   (1,882,542)
                                                   ------------  -------------  -----------  ------------
  Net increase (decrease) in net assets
    resulting from operations                         1,552,776       270,867     8,316,686     8,880,499
                                                   ------------  -------------  -----------  ------------
Distributions to Shareholders
  Net investment income                              (5,591,784)   (5,064,757)     (802,343)   (1,261,502)
  Net realized gains                                         --            --    (3,322,771)           --
                                                   ------------  ------------  ------------  ------------
    Total distributions                              (5,591,784)   (5,064,757)   (4,125,114)   (1,261,502)
                                                   ------------  ------------  ------------  ------------
Trust Share Transactions*
    Proceeds from shares sold                         1,106,617     3,940,456     2,482,851     3,909,546
    Reinvestment of distributions                     5,591,784     5,064,757     4,125,114     1,261,502
    Cost of shares redeemed                          (5,107,409)   (5,571,885)   (4,545,503)   (6,833,388)
                                                   ------------  ------------  ------------  ------------
    Net increase (decrease) from trust share
    transactions                                      1,590,992     3,433,328     2,062,462    (1,662,340)
                                                   ------------  ------------  ------------  ------------
      Net increase (decrease) in net assets          (2,448,016)   (1,360,562)    6,254,034     5,956,657

Net Assets
  Beginning of period                                68,588,609    69,949,171   104,834,176    98,877,519
                                                   ------------  ------------  ------------  ------------
  End of period+                                    $66,140,593   $68,588,609  $111,088,210  $104,834,176
                                                   ============  ============  ============  ============
+Includes undistributed net investment income of     $2,487,388    $5,433,031      $815,970      $645,483
                                                   ============  ============  ============  ============
 *Trust Shares Issued and Redeemed
    Sold                                                142,256       487,701       118,689       211,096
    Issued for distributions reinvested                 738,677       625,278       205,127        68,821
    Redeemed                                           (659,748)     (691,732)     (219,067)     (367,151)
                                                   ------------  ------------  ------------  ------------
      Net increase (decrease) in trust shares
      outstanding                                       221,185       421,247       104,749       (87,234)
                                                   ============  ============  ============  ============

See notes to financial statements


Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUNDS
----------------------------------------------------------------------------------------------------------
                                                         INVESTMENT GRADE            TARGET MATURITY 2007
                                                   --------------------------   --------------------------
                                                      1/1/06 to     1/1/05 to     1/1/06 to     1/1/05 to
                                                        6/30/06      12/31/05       6/30/06      12/31/05
----------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                $880,669    $1,872,353      $561,897    $1,203,954
  Net realized gain (loss) on investments              (311,433)      103,981        44,373       140,661
  Net unrealized depreciation of investments           (953,504)   (1,478,911)     (441,975)   (1,194,150)
                                                  ------------- ------------- ------------- -------------
    Net increase (decrease) in net assets
    resulting from operations                          (384,268)      497,423       164,295       150,465
                                                  ------------- ------------- ------------- -------------
Distributions to Shareholders
  Net investment income                              (2,116,649)   (2,163,678)   (1,203,940)   (1,308,023)
  Net realized gains                                         --            --     (140,667)      (490,887)
                                                  ------------- ------------- ------------- -------------
  Total distributions                                (2,116,649)   (2,163,678)   (1,344,607)   (1,798,910)
                                                  ------------- ------------- ------------- -------------
Trust Share Transactions*
  Proceeds from shares sold                           1,435,617     3,850,145        50,210       233,673
  Reinvestment of distributions                       2,116,649     2,163,678     1,344,607     1,798,910
  Cost of shares redeemed                            (3,120,445)   (3,829,276)   (2,125,472)   (3,159,262)
                                                  ------------- ------------- ------------- -------------
  Net increase (decrease) from trust share
  transactions                                          431,821     2,184,547      (730,655)   (1,126,679)
                                                  ------------- ------------- ------------- -------------
    Net increase (decrease) in net assets            (2,069,096)      518,292    (1,910,967)   (2,775,124)

Net Assets
  Beginning of period                                38,230,329    37,712,037    20,584,991    23,360,115
                                                  ------------- ------------- ------------- -------------
  End of period                                     $36,161,233   $38,230,329   $18,674,024   $20,584,991
                                                  ============= ============= ============= =============
Includes undistributed net investment income of        $171,178    $1,407,158      $561,890    $1,203,933
                                                  ============= ============= ============= =============
 *Trust Shares Issued and Redeemed
    Sold                                                134,169       346,028         4,239        19,169
    Issued for distributions reinvested                 200,821       197,056       118,992       150,789
    Redeemed                                           (294,288)     (342,801)     (182,890)     (260,033)
                                                  ------------- ------------- ------------- -------------
      Net increase (decrease) in trust shares
      outstanding                                        40,702       200,283      (59,659)      (90,075)
                                                  ============= ============= ============= =============






Statements of Changes in Net Assets (continued)
FIRST INVESTORS LIFE SERIES FUNDS
---------------------------------------------------------------------------------------------------------
                                                         TARGET MATURITY 2010        TARGET MATURITY 2015
                                                   --------------------------   --------------------------
                                                      1/1/06 to     1/1/05 to     1/1/06 to     1/1/05 to
                                                        6/30/06      12/31/05       6/30/06      12/31/05
---------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                $388,950      $794,705      $477,674      $806,537
  Net realized gain (loss) on investments                20,502       135,809            --        15,085
  Net unrealized depreciation of investments           (650,064)     (685,194)   (1,430,510)      (12,852)
                                                  ------------- ------------- ------------- -------------
    Net increase (decrease) in net assets
    resulting from operations                          (240,612)      245,320      (952,836)      808,770
                                                  ------------- ------------- ------------- -------------
Distributions to Shareholders
  Net investment income                                (794,710)     (785,755)     (806,540)     (614,835)
  Net realized gains                                   (135,821)     (162,643)           --            --
                                                  ------------- ------------- ------------- -------------
    Total distributions                                (930,531)     (948,398)     (806,540)     (614,835)
                                                  ------------- ------------- ------------- -------------
Trust Share Transactions*
    Proceeds from shares sold                           350,386     1,520,068     1,789,210     5,821,850
    Reinvestment of distributions                       930,531       948,398       806,540       614,835
    Cost of shares redeemed                          (1,840,374)   (2,421,773)   (1,011,164)   (1,570,233)
                                                  ------------- ------------- ------------- -------------
    Net increase (decrease) from trust share
    transactions                                       (559,457)       46,693     1,584,586     4,866,452
                                                  ------------- ------------- ------------- -------------
    Net increase (decrease) in net assets            (1,730,600)     (656,385)     (174,790)    5,060,387

Net Assets
  Beginning of period                                16,032,346    16,688,731    21,749,150    16,688,763
                                                  ------------- ------------- ------------- -------------
  End of period                                     $14,301,746   $16,032,346   $21,574,360   $21,749,150
                                                  ============= ============= ============= =============
Includes undistributed net investment income of        $388,944      $794,704      $477,659      $806,525
                                                  ============= ============= ============= =============
 *Trust Shares Issued and Redeemed
    Sold                                                 25,862       105,245       128,402       408,145
    Issued for distributions reinvested                  69,339        67,262        58,276        44,264
    Redeemed                                           (136,389)     (168,419)      (73,146)     (110,135)
                                                  ------------- ------------- ------------- -------------
      Net increase (decrease) in trust shares
      outstanding                                       (41,188)        4,088       113,532       342,274
                                                  ============= ============= ============= =============

See notes to financial statements






Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUNDS
---------------------------------------------------------------------------------------------------------
                                                               VALUE                    SPECIAL BOND
                                                   --------------------------  --------------------------
                                                      1/1/06 to     1/1/05 to     1/1/06 to     1/1/05 to
                                                        6/30/06      12/31/05       6/30/06      12/31/05
---------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                $746,290    $1,422,315      $605,372    $1,614,774
  Net realized gain (loss) on investments             1,708,609     4,992,544      (364,058)     (209,198)
  Net unrealized appreciation (depreciation) of
  investments                                         3,557,701    (1,957,386)        2,870    (1,104,523)
                                                   ------------  ------------  ------------  ------------
    Net increase in net assets resulting from
    operations                                        6,012,600     4,457,473       244,184       301,053
                                                   ------------  ------------  ------------  ------------
Dividends to Shareholders
  Net investment income                              (1,422,321)   (1,158,946)     (491,959)   (1,534,143)
                                                   ------------  ------------  ------------  ------------
Trust Share Transactions*
    Proceeds from shares sold                         3,411,743     9,619,339         5,879       505,525
    Reinvestment of dividends                         1,422,321     1,158,946       491,959     1,534,143
    Cost of shares redeemed                          (3,880,888)   (4,522,357)   (2,376,970)   (3,088,225)
                                                   ------------  ------------  ------------  ------------
Net increase (decrease) from trust share
transactions                                            953,176     6,255,928    (1,879,132)   (1,048,557)
                                                   ------------  ------------  ------------  ------------
      Net increase (decrease) in net assets           5,543,455     9,554,455    (2,126,907)   (2,281,647)

Net Assets
  Beginning of period                                79,011,864    69,457,409    19,202,830    21,484,477
                                                   ------------  ------------  ------------  ------------
  End of period+                                    $84,555,319   $79,011,864   $17,075,923   $19,202,830
                                                   ============  ============  ============  ============
+Includes undistributed net investment income of       $746,241    $1,422,272      $155,240       $41,827
                                                   ============  ============  ============  ============
 *Trust Shares Issued and Redeemed
    Sold                                                227,113       697,807           660        54,058
    Issued for dividends reinvested                      96,038        84,656        55,245       170,080
    Redeemed                                           (258,383)     (324,863)     (267,162)     (340,301)
                                                   ------------  ------------  ------------  ------------
      Net increase (decrease) in trust shares
      outstanding                                        64,768       457,600      (211,257)     (116,163)
                                                   ============  ============  ============  ============

See notes to financial statements


Notes to Financial Statements
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2006

1. Significant Accounting Policies--First Investors Life Series Funds, a Delaware statutory trust ("the Trust"), is registered under the Investment Company Act of 1940 ("the 1940 Act") as a diversified, open-end management investment company. The Trust operates as a series fund, issuing shares of beneficial interest in the Blue Chip Fund, Cash Management Fund, Discovery Fund, Focused Equity Fund, Government Fund, Growth Fund, High Yield Fund, International Fund (formerly International Securities Fund), Investment Grade Fund, Target Maturity 2007 Fund, Target Maturity 2010 Fund, Target Maturity 2015 Fund and Special Bond Fund (each a "Fund", collectively, "the Funds"), and accounts separately for the assets, liabilities and operations of each Fund. The objective of each Fund is as follows:

Blue Chip Fund seeks high total investment return.

Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Discovery Fund seeks long-term growth of capital.

Focused Equity Fund seeks capital appreciation.

Government Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Growth Fund seeks long-term capital appreciation.

High Yield Fund primarily seeks high current income and, secondarily, seeks capital appreciation.

International Fund primarily seeks long-term capital growth.

Investment Grade Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Target Maturity 2007, Target Maturity 2010 and Target Maturity 2015 Funds seek a predictable compounded investment return for investors who hold their Fund shares until the Fund's maturity, consistent with the preservation of capital.

Value Fund seeks total return.

Special Bond seeks high current income without undue risk to principal and, secondarily, seeks growth of capital.

A. Security Valuation--Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the Trust's Board of Trustees (the "Board"). The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. The Funds also rely on a pricing service in circumstances where the U.S. securities markets exceed a pre-determined threshold to value foreign securities held in the Funds' portfolios. The pricing service, its methodology or the threshold may change from time to time. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

The Funds monitor for significant events occurring after the close of foreign markets but prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any foreign securities that are held by the Funds. Examples of such events include natural disasters, political events, issuer-specific developments such as bankruptcies and significant fluctuations in securities markets. If the Valuation Committee decides that such events warrant using fair value estimates for foreign securities, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. At June 30, 2006, the High Yield Fund held seven securities that were fair valued by the Valuation Committee with an aggregate value of $975,749 representing 1.5% of the Fund's net assets and the Special Bond Fund held eight securities that were fair valued by the Valuation Committee with an aggregate value of $713,361 representing 4.2% of the Fund's net assets. For valuation purposes, where applicable, quotations of foreign securities in foreign currencies are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2006


B. Federal Income Tax--No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers), to relieve each Fund from all, or substantially all, federal income taxes. At December 31, 2005, capital loss carryovers were as follows:

                                                          Year Capital Loss Carryovers Expire
                           -------------------------------------------------------------------------------------------------
Fund                Total          2007          2008          2009           2010          2011          2012          2013
----         ------------  ------------  ------------  ------------   ------------  ------------  ------------  ------------
Blue
  Chip        $34,702,370      $     --      $     --    $8,100,765    $22,469,579    $4,132,026      $     --      $     --
Discovery       3,166,065            --            --            --      3,166,065            --            --            --
Focused
  Equity        2,022,302            --       339,694       248,878      1,083,303       350,427            --            --
Government        791,737       140,904       133,450            --             --       272,546        51,149       193,688
High
  Yield        16,201,385       566,369     1,503,018     3,751,289      4,221,351     4,736,272       790,779       632,307
Investment
  Grade         1,306,622            --       626,718        37,096         17,173       517,182            --       108,453
Target
  Maturity
  2015             48,365            --            --         2,287          4,285        14,833        26,960            --
Value          13,789,079            --            --     1,076,863     11,439,916     1,272,300            --            --
Special
  Bond          7,075,630       636,995       365,853     1,284,606      2,764,915     1,656,953       212,617       153,691

C. Foreign Currency Translations--The accounting records of the International Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the date of valuation. Purchases and sales of investment securities, dividend income and certain expenses are translated to U.S. dollars at the rates of exchange prevailing on the respective dates of such transactions.

The International Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gains and losses on foreign currency transactions include gains and losses from the sales of foreign currency and gains and losses on accrued foreign dividends and related withholding taxes.

D. Distributions to Shareholders--Distributions to shareholders from net investment income and net realized capital gains are generally declared and paid annually on all

Funds, except for the Cash Management Fund which declares dividends from the total of net investment income (plus or minus all realized short-term gains and losses on investments) daily and pays monthly. Dividends from net investment income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, capital loss carryforwards and deferral of wash sales.

E. Expense Allocation--Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of the Trust are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

F. Repurchase Agreements--Securities pledged as collateral for repurchase agreements are held by the Fund's custodian until maturity of the repurchase agreement. The agreements provide that the Fund will receive, as collateral, securities with a market value which will at all times be at least equal to 100% of the amount invested by the Fund.

G. Use of Estimates--The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

H. Other--Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold. Cost is determined and gains and losses are based, on the identified cost basis for securities, for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. Bond premiums and discounts are accreted or amortized using the interest method. Interest income on zero-coupon bonds and step bonds is accrued daily at the effective interest rate. For the six months ended June 30, 2006, the Bank of New York, custodian for all the Funds, except the International Fund, has provided credits in the amount of $27,647 against custodian charges based on the uninvested cash balances of the Funds. The Funds also reduced expenses through brokerage service arrangements. For the six months ended June 30, 2006, the Funds' expenses were reduced by $5,168 under these arrangements.

FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2006


2. Trust Shares--The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust consists of the Funds listed on the cover page, each of which is a separate and distinct series of the Trust. Shares in the Funds are acquired through the purchase of variable annuity or variable life insurance contracts sold by First Investors Life Insurance Company.

3. Security Transactions--For the six months ended June 30, 2006, purchases and sales (including pay-downs on Government Fund) of securities and long-term U.S. Government obligations (excluding short-term U.S. Government obligations, repurchase agreements, foreign currencies and short-term securities), were as follows:

                                                                          Long-Term U.S.
                                             Securities              Government Obligations
                                    ---------------------------   ---------------------------
                                         Cost of       Proceeds        Cost of       Proceeds
Fund                                   Purchases       of Sales     Purchases        of Sales
----                                ------------   ------------   ------------   ------------
Blue Chip                           $  7,437,296   $  9,574,317     $       --     $       --
Discovery                             30,273,958     31,601,247             --             --
Focused Equity                         4,684,765      4,953,526             --             --
Government                                    --             --      1,877,535      2,577,592
Growth                               123,480,816    129,231,057             --             --
High Yield                            12,170,128     11,276,490             --             --
International                        142,677,878    146,297,896             --             --
Investment Grade                       6,355,934     10,188,316     10,870,887      7,090,092
Target Maturity 2007                          --             --             --      2,218,783
Target Maturity 2010                          --             --             --      1,397,880
Target Maturity 2015                          --             --        954,838             --
Value                                  9,139,629      6,811,166             --             --
Special Bond                           3,039,156      3,934,640             --             --

At June 30, 2006, aggregate cost and net unrealized appreciation
(depreciation) of securities for federal income tax purposes were as follows:

                                                                                            Net
                                                           Gross          Gross      Unrealized
                                        Aggregate     Unrealized     Unrealized    Appreciation
Fund                                         Cost   Appreciation   Depreciation   (Depreciation)
----                                 ------------   ------------   ------------    ------------
Blue Chip                            $131,154,542    $42,029,120     $4,692,287     $37,336,833
Discovery                             126,325,890     24,220,573      6,525,023      17,695,550
Focused Equity                         10,067,720      1,366,006        356,852       1,009,154
Government                             19,858,010         20,248        647,850        (627,602)
Growth                                205,728,503     48,043,065      7,168,103      40,874,962
High Yield                             68,632,671      1,226,565      5,412,301      (4,185,736)
International*                         95,349,469      5,350,987        118,135       5,232,852
Investment Grade                       36,439,870        163,858      1,167,625      (1,003,767)
Target Maturity 2007                   18,162,877        355,868             --         355,868
Target Maturity 2010                   13,632,655        760,038             --         760,038
Target Maturity 2015                   21,372,358        374,532        266,456         108,076
Value                                  66,073,736     19,910,417      1,737,750      18,172,667
Special Bond                           17,752,344        595,022      1,828,805      (1,233,783)

*Aggregate Tax Cost includes PFIC income of $144,047.


4. Advisory Fee and Other Transactions With Affiliates--Certain officers and trustees of the Trust are officers and trustees of its investment adviser, First Investors Management Company, Inc. ("FIMCO") and/or its transfer agent, Administrative Data Management Corp. Trustees of the Trust who are not "interested persons" of the Trust as defined in the 1940 Act are remunerated by the Funds. For the six months ended June 30, 2006, total trustee fees accrued by the Funds amounted to $26,540.

The Investment Advisory Agreement provides as compensation to FIMCO an annual fee, payable monthly, at the following rates:

Through April 30, 2006, the rate was .75% on the first $250 million of each Fund's average daily net assets, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million. Effective May 1, 2006, the rate was changed to .75% on the first $250 million of each Fund's average daily net assets, .72% on the next $250 million, .69% on the next $250 million, .66% on the next $500 million, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $2.25 billion. For the six months ended June 30, 2006, FIMCO has voluntarily waived 20% of the .75% annual fee on the first $250 million of average daily net assets of the Government, Investment Grade, Target Maturity 2007, Target Maturity 2010 and Target Maturity 2015 Funds. In addition, FIMCO has voluntarily waived $9,449 in advisory fees on the Cash Management Fund to limit the Fund's

FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2006


overall expense ratio to .70%. For the six months ended June 30, 2006, total advisory fees accrued to FIMCO were $3,688,697 of which $97,592 was waived as noted above.

Wellington Management Company, LLP serves as investment subadviser to the Focused Equity and Growth Funds. Effective March 8, 2005, Paradigm Capital Management, Inc. serves as investment subadviser to the Discovery Fund. Effective June 27, 2006, Vontobel Asset Management, Inc. serves as investment adviser to the International Fund. The subadvisers are paid by FIMCO and not by the Funds.

5. Restricted Securities--Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2006, the Government Fund held one 144A security with an aggregate value of $966,080 representing 5.0% of the Fund's net assets, the High Yield Fund held twenty-two 144A securities with an aggregate value of $8,912,001 representing 13.5% of the Fund's net assets, the Investment Grade Fund held nine 144A securities with an aggregate value of $2,214,543 representing 6.1% of the Fund's net assets, the Special Bond Fund held eighteen 144A securities with an aggregate value of $2,029,155 representing 11.9% of the Fund's net assets. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may be sold to qualified investors. At June 30, 2006, the Cash Management Fund held seven Section 4(2) securities with an aggregate value of $1,870,407 representing 24.2% of the Fund's net assets. These securities are valued as set forth in Note 1A.

6. Forward Currency Contracts and Future Contracts--A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. When the International Fund purchases or sells foreign securities, it may enter into a forward currency contract to minimize the foreign exchange risk between the trade date and the settlement date of such transactions. The International Fund could be exposed to risk if counter parties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Forward currency contracts are "marked-to-market" daily at the applicable translation rate and the resulting unrealized gains or losses are reflected in the Fund's assets. The International Fund had no forward currency contracts outstanding at June 30, 2006.

The International Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking- to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risk includes the possibility of an illiquid market and that a change in the value of the contract may not correlate with changes in the securities being hedged. At June 30, 2006, the International Fund had no open futures contracts.

7. High Yield Credit Risk--The High Yield Fund's investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

8. Fund Reorganizations--At the close of business on April 28, 2006, First Investors Life Series Funds were reorganized into corresponding series of the Trust pursuant to an Agreement and Plan of Conversion and Termination (the "Reorganizations") that was approved by each Fund's shareholders. The Reorganizations were accomplished through tax-free exchanges of shares, which had no impact on net assets, operations, and number of shares outstanding.

Financial Highlights
FIRST INVESTORS LIFE SERIES FUND

The following table sets forth the per share operating performance data for a trust share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.


----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset         Net   Net Realized
                 Value,  Investment and Unrealized  Total from         Net         Net
              Beginning      Income Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      (Loss)    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
BLUE CHIP FUND
--------------
2001            $28.43       $ .08         $(5.18)     $(5.10)      $ .08       $2.81          $2.89
2002             20.44         .11          (5.36)      (5.25)        .09          --            .09
2003             15.10         .12           3.80        3.92         .11          --            .11
2004             18.91         .19           1.20        1.39         .12          --            .12
2005             20.18         .20            .67         .87         .20          --            .20
2006(a)          20.85         .13            .31         .44         .20          --            .20
----------------------------------------------------------------------------------------------------
CASH MANAGEMENT FUND
--------------------
2001            $ 1.00       $.037             --      $ .037       $.037          --          $.037
2002              1.00        .012             --        .012        .012          --           .012
2003              1.00        .005             --        .005        .005          --           .005
2004              1.00        .007             --        .007        .007          --           .007
2005              1.00        .024             --        .024        .024          --           .024
2006(a)           1.00        .020             --        .020        .020          --           .020
----------------------------------------------------------------------------------------------------
DISCOVERY FUND
--------------
2001            $30.50       $(.07)        $(6.22)     $(6.29)      $  --       $2.78          $2.78
2002             21.43        (.08)         (5.73)      (5.81)         --          --             --
2003             15.62        (.06)          6.19        6.13          --          --             --
2004             21.75        (.04)          2.82        2.78          --          --             --
2005             24.53         .08           1.18        1.26          --          --             --
2006(a)          25.79         .02           2.07        2.09         .04          --            .04
----------------------------------------------------------------------------------------------------
FOCUSED EQUITY FUND
-------------------
2001            $ 9.13       $ .02         $ (.47)     $ (.45)      $ .02          --           $.02
2002              8.66         .01          (2.44)      (2.43)        .02          --            .02
2003              6.21         .04           1.68        1.72         .01          --            .01
2004              7.92         .10            .36         .46         .04          --            .04
2005              8.34         .05            .41         .46         .10          --            .10
2006(a)           8.70         .04             --         .04         .05          --            .05
----------------------------------------------------------------------------------------------------
GOVERNMENT FUND
---------------
2001            $10.22       $ .52         $  .36       $ .88       $ .65          --          $ .65
2002             10.45         .45            .33         .78         .52          --            .52
2003             10.71         .55           (.22)        .33         .45          --            .45
2004             10.59         .54           (.17)        .37         .58          --            .58
2005             10.38         .51           (.26)        .25         .53          --            .53
2006(a)          10.10         .26           (.29)       (.03)        .51          --            .51
----------------------------------------------------------------------------------------------------
GROWTH FUND
-----------
2001            $39.80       $ .06         $(5.11)     $(5.05)      $ .02       $4.02          $4.04
2002             30.71         .12          (6.94)      (6.82)        .06          --            .06
2003             23.83         .16           6.75        6.91         .12          --            .12
2004             30.62         .25           3.04        3.29         .16          --            .16
2005             33.75         .16           2.25        2.41         .25          --            .25
2006(a)          35.91         .10            .80         .90         .16        2.27           2.43
----------------------------------------------------------------------------------------------------







-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
                                                   --------------------  ----------------------
               Net Asset                                             Net
                  Value,               Net Assets             Investment                     Net  Portfolio
                  End of     Total  End of Period                 Income              Investment   Turnover
                  Period   Return*  (in millions)   Expenses      (Loss)   Expenses       Income       Rate
-----------------------------------------------------------------------------------------------------------
BLUE CHIP FUND
--------------
2001            $20.44    (19.27)%         $220         .81%        .38%        N/A         N/A         105%
2002             15.10    (25.80)           148         .81         .58         N/A         N/A         138
2003             18.91     26.19            179         .83         .71         N/A         N/A          96
2004             20.18      7.37            181         .83         .99         N/A         N/A         100
2005             20.85      4.34            174         .85         .93         N/A         N/A          34
2006(a)          21.09      2.09            169         .82+       1.12+        N/A         N/A           4
-----------------------------------------------------------------------------------------------------------
CASH MANAGEMENT FUND
--------------------
2001            $ 1.00      3.77%           $12         .70%       3.59%        .86%       3.43%        N/A
2002              1.00      1.22             14         .70        1.20         .98         .92         N/A
2003              1.00       .54             10         .70         .55         .95         .30         N/A
2004              1.00       .71              7         .70         .69        1.04         .35         N/A
2005              1.00      2.44              6         .70        2.38        1.09        1.99         N/A
2006(a)           1.00      1.97              8         .70+       3.92+       1.13+       3.49+        N/A
-----------------------------------------------------------------------------------------------------------
DISCOVERY FUND
--------------
2001            $21.43    (21.12)%         $126         .83%       (.33)%       N/A         N/A         163%
2002             15.62    (27.11)            89         .83        (.43)        N/A         N/A         130
2003             21.75     39.24            122         .85        (.35)        N/A         N/A         111
2004             24.53     12.78            134         .83        (.18)        N/A         N/A          93
2005             25.79      5.14            137         .90         .15         N/A         N/A         111
2006(a)          27.84      8.10            144         .81+        .16+        N/A         N/A          21
-----------------------------------------------------------------------------------------------------------
FOCUSED EQUITY FUND
-------------------
2001            $ 8.66     (4.90)%          $ 9         .91%        .28%        N/A         N/A         201%
2002              6.21    (28.09)             7        1.04         .13         N/A         N/A         127
2003              7.92     27.73             10         .95         .67         N/A         N/A          43
2004              8.34      5.87             11         .96        1.23         N/A         N/A          50
2005              8.70      5.55             11         .99         .57         N/A         N/A          66
2006(a)           8.69       .45             11         .91+        .81+        N/A         N/A          42
-----------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
---------------
2001            $10.45      8.98%          $ 17         .66%       6.09%        .81        5.94%         52%
2002             10.71      7.79             25         .78        5.39         .93        5.24         101
2003             10.59      3.18             24         .75        4.98         .90        4.83          83
2004             10.38      3.62             21         .76        4.81         .91        4.66          62
2005             10.10      2.54             20         .81        4.85         .96        4.70          52
2006(a)           9.56      (.37)            19         .78+       5.17+        .92+       5.03+         10
-----------------------------------------------------------------------------------------------------------
GROWTH FUND
-----------
2001            $30.71    (13.36)%         $241         .81%        .19%        N/A         N/A          72%
2002             23.83    (22.24)           176         .82         .43         N/A         N/A          69
2003             30.62     29.18            222         .83         .60         N/A         N/A          74
2004             33.75     10.77            239         .83         .79         N/A         N/A          76
2005             35.91      7.20            249         .85         .46         N/A         N/A          93
2006(a)          34.38      2.48            247         .83+        .57+        N/A         N/A          50
-----------------------------------------------------------------------------------------------------------

FIRST INVESTORS LIFE SERIES FUND


-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
HIGH YIELD FUND
---------------
2001            $ 9.44       $ .89         $(1.14)     $ (.25)      $1.06          --          $1.06
2002              8.13         .70           (.54)        .16         .89          --            .89
2003              7.40         .63           1.16        1.79         .69          --            .69
2004              8.50         .62            .17         .79         .63          --            .63
2005              8.66         .65           (.61)        .04         .63          --            .63
2006(a)           8.07         .31           (.12)        .19         .67          --            .67
----------------------------------------------------------------------------------------------------
INTERNATIONAL FUND++
------------------
2001            $19.74       $ .12         $(2.95)     $(2.83)      $ .24       $1.26          $1.50
2002             15.41         .08          (2.91)      (2.83)        .08          --            .08
2003             12.50         .10           3.91        4.01         .13          --            .13
2004             16.38         .09           2.28        2.37         .20          --            .20
2005             18.55         .28           1.41        1.69         .24          --            .24
2006(a)          20.00         .21           1.36        1.57         .15         .64            .79
----------------------------------------------------------------------------------------------------
INVESTMENT GRADE FUND
---------------------
2001             11.24       $ .64         $  .21      $  .85       $ .73          --          $ .73
2002             11.36         .63            .22         .85         .64          --            .64
2003             11.57         .61            .34         .95         .65          --            .65
2004             11.87         .59           (.12)        .47         .67          --            .67
2005             11.67         .56           (.42)        .14         .67          --            .67
2006(a)          11.14         .26           (.36)       (.10)        .62          --            .62
----------------------------------------------------------------------------------------------------
TARGET MATURITY 2007 FUND
-------------------------
2001            $13.12       $ .68         $  .31       $ .99       $ .68        $ --          $ .68
2002             13.43         .74           1.20        1.94         .69          --            .69
2003             14.68         .77           (.50)        .27         .74         .14            .88
2004             14.07         .77           (.61)        .16         .80         .38           1.18
2005             13.05         .72           (.65)        .07         .74         .28           1.02
2006(a)          12.10         .37           (.26)        .11         .74         .09            .83
----------------------------------------------------------------------------------------------------
TARGET MATURITY 2010 FUND
-------------------------
2001            $13.55       $ .65         $  .03      $  .68       $ .64        $ --          $ .64
2002             13.59         .65           1.82        2.47         .65          --            .65
2003             15.41         .72           (.28)        .44         .67          --            .67
2004             15.18         .72           (.13)        .59         .73         .06            .79
2005             14.98         .70           (.50)        .20         .70         .14            .84
2006(a)          14.34         .37           (.59)       (.22)        .72         .12            .84
----------------------------------------------------------------------------------------------------
TARGET MATURITY 2015 FUND
-------------------------
2001            $11.85       $ .47         $ (.36)     $  .11        $.39          --          $ .39
2002             11.57         .38           2.23        2.61         .47          --            .47
2003             13.71         .50           (.06)        .44         .41          --            .41
2004             13.74         .53            .61        1.14         .51          --            .51
2005             14.37         .53            .08         .61         .52          --            .52
2006(a)          14.46         .28           (.88)       (.60)        .52          --            .52
----------------------------------------------------------------------------------------------------







-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
               Net Asset                           --------------------  ----------------------
                  Value,               Net Assets                    Net                     Net  Portfolio
                  End of     Total  End of Period             Investment              Investment   Turnover
                  Period   Return*  (in millions)   Expenses      Income    Expenses      Income       Rate
-----------------------------------------------------------------------------------------------------------
HIGH YIELD FUND
---------------
2001            $ 8.13     (3.47)%         $ 50         .83%      10.12%        N/A         N/A          32%
2002              7.40      2.25             50         .86        9.34         N/A         N/A          13
2003              8.50     26.14             64         .85        8.34         N/A         N/A          30
2004              8.66      9.94             70         .85        7.55         N/A         N/A          33
2005              8.07       .41             69         .87        8.01         N/A         N/A          35
2006(a)           7.59      2.35             66         .85+       7.78+        N/A         N/A          18
-----------------------------------------------------------------------------------------------------------
INTERNATIONAL FUND++
------------------
2001            $15.41    (14.79)%         $ 97        1.03%        .73%        N/A         N/A         125%
2002             12.50    (18.43)            72        1.09         .63         N/A         N/A         129
2003             16.38     32.52             90        1.08         .74         N/A         N/A         119
2004             18.55     14.58             99        1.02         .94         N/A         N/A         114
2005             20.00      9.22            105         .99         .80         N/A         N/A         104
2006(a)          20.78      8.04            111        1.00+       1.76+        N/A         N/A         140
-----------------------------------------------------------------------------------------------------------
INVESTMENT GRADE FUND
---------------------
2001            $11.36      7.86%          $ 28         .68%       6.36%        .83%       6.21%         13%
2002             11.57      7.86             34         .74        6.02         .89        5.87          14
2003             11.87      8.60             37         .73        5.29         .88        5.14          14
2004             11.67      4.04             38         .72        5.03         .87        4.88          16
2005             11.14      1.31             38         .75        4.91         .90        4.76          24
2006(a)          10.42      (.95)            36         .72+       4.72+        .88+       4.56+         48
-----------------------------------------------------------------------------------------------------------
TARGET MATURITY 2007 FUND
-------------------------
2001            $13.43      7.76%          $ 32         .66%       5.24%        .81%       5.09%          3%
2002             14.68     15.09             33         .73        5.02         .88        4.87           1
2003             14.07      1.90             28         .72        4.89         .87        4.74           0
2004             13.05      1.12             23         .73        5.14         .88        4.99           0
2005             12.10       .65             21         .75        5.46         .90        5.31           0
2006(a)          11.38       .90             19         .77+       5.78+        .92+       5.63+          0
-----------------------------------------------------------------------------------------------------------
TARGET MATURITY 2010 FUND
-------------------------
2001            $13.59      5.15%          $ 14         .67%       5.16%        .82%       5.01%          2%
2002             15.41     18.88             18         .78        4.82         .93        4.67           3
2003             15.18      2.84             17         .74        4.54         .89        4.39           1
2004             14.98      3.96             17         .75        4.70         .90        4.55           4
2005             14.34      1.46             16         .76        4.74         .91        4.59           3
2006(a)          13.28     (1.54)            14         .77+       5.09+        .92+       4.94+          0
-----------------------------------------------------------------------------------------------------------
TARGET MATURITY 2015 FUND
-------------------------
2001            $11.57       .85%          $  4         .67%       5.21%        .82%       5.06%         31%
2002             13.71     23.36              9         .88        4.70        1.03        4.55           1
2003             13.74      3.24             12         .80        4.27         .95        4.12           3
2004             14.37      8.47             17         .75        4.34         .90        4.19           2
2005             14.46      4.39             22         .73        4.14         .88        3.99           0
2006(a)          13.34     (4.25)            22         .71+       4.41+        .86+       4.26+          0
-----------------------------------------------------------------------------------------------------------

FIRST INVESTORS LIFE SERIES FUND


-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
VALUE FUND+++
----------
2001            $16.39       $ .27         $(3.53)     $(3.26)      $ .30       $ .12          $ .42
2002             12.71         .32          (3.02)      (2.70)        .27          --            .27
2003              9.74         .22           2.35        2.57         .32          --            .32
2004             11.99         .23           1.71        1.94         .22          --            .22
2005             13.71         .25            .57         .82         .22          --            .22
2006(a)          14.31         .13            .95        1.08         .26          --            .26
-----------------------------------------------------------------------------------------------------
SPECIAL BOND FUND
-----------------
2001            $ 9.47       $ .90         $ (.90)      $  --       $ .94          --          $ .94
2002              8.53         .80           (.62)        .18         .81          --            .81
2003              7.90         .76           1.41        2.17         .78          --            .78
2004              9.29         .73            .20         .93         .72          --            .72
2005              9.50         .73           (.58)        .15         .70          --            .70
2006(a)           8.95         .29           (.18)        .11         .23          --            .23
-----------------------------------------------------------------------------------------------------







-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
               Net Asset                           --------------------  ----------------------
                  Value,               Net Assets                    Net                     Net  Portfolio
                  End of     Total  End of Period             Investment              Investment   Turnover
                  Period   Return*  (in millions)   Expenses      Income    Expenses      Income       Rate
-----------------------------------------------------------------------------------------------------------
VALUE FUND+++
----------
2001            $12.71    (20.29)%         $ 66         .82%       1.88%        N/A         N/A          50%
2002              9.74    (21.60)            45         .97        2.72         N/A         N/A          71
2003             11.99     27.59             58         .83        2.19         N/A         N/A          33
2004             13.71     16.39             69         .84        1.87         N/A         N/A          20
2005             14.31      6.09             79         .87        1.89         N/A         N/A          21
2006(a)          15.13      7.57             85         .83+       1.78+        N/A         N/A           8
-----------------------------------------------------------------------------------------------------------
SPECIAL BOND FUND
-----------------
2001            $ 8.53      (.01)%         $ 22         .90%       9.80%        N/A         N/A          35%
2002              7.90      2.20             19         .93        9.77         N/A         N/A          18
2003              9.29     28.31             22         .93        8.84         N/A         N/A          23
2004              9.50     10.38             21         .93        7.79         N/A         N/A          31
2005              8.95      1.69             19         .97        8.05         N/A         N/A          28
2006(a)           8.83      1.26             17         .96+       6.59+        N/A         N/A          17
-----------------------------------------------------------------------------------------------------------

  * The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.

 ** Net of expenses waived or assumed by the investment adviser (Note 4).

  + Annualized

 ++ Prior to June 26, 2006, known as International Securities Fund.

+++ Prior to December 31, 2002, known as Utilities Income Fund.

(a) For the period January 1, 2006 to June 30, 2006.



See notes to financial statements.

Report of Independent Registered Public
Accounting Firm

To the Shareholders and Trustees of
First Investors Life Series Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the fourteen Funds comprising First Investors Life Series Funds, as of June 30, 2006, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Life Series Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the fourteen Funds comprising First Investors Life Series Funds, as of June 30, 2006, and the results of their operations, changes in their net assets, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

                                                    Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
August 2, 2006

FIRST INVESTORS LIFE SERIES FUNDS

Trustees
-----------------------
Charles R. Barton, III

Stefan L. Geiringer

Robert M. Grohol

Kathryn S. Head

Arthur M. Scutro, Jr.

James M. Srygley

John T. Sullivan

Robert F. Wentworth


Officers
-----------------------
Kathryn S. Head
President

Larry R. Lavoie
Chief Compliance Officer

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Carol Lerner Brown
Assistant Secretary

FIRST INVESTORS LIFE SERIES FUNDS

Shareholder Information
-----------------------
Investment Adviser
First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005

Subadviser
(Focused Equity and Growth Funds only)
Wellington Management Company, LLP
75 State Street
Boston, MA 02109

Subadviser
(Discovery Fund only)
Paradigm Capital Management, Inc.
Nine Elk Street
Albany, NY 12207

Subadviser
(International Fund only)
Vontobel Asset Management, Inc.
450 Park Avenue
New York, NY 10022

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Custodian
(International Fund only)
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Administrative Data Management Corp.
Raritan Plaza I - 8th Floor
Edison, NJ 08837-3620

Independent Registered
Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street
Philadelphia, PA 19103

Legal Counsel
Kirkpatrick & Lockhart
Nicholson Graham LLP
1601 K Street, N.W.
Washington, DC 20006

FIRST INVESTORS LIFE SERIES FUNDS

The Cash Management Fund is a money market fund and seeks to maintain a stable net asset value of $1.00 per share. However, there can be no assurance that the Fund will be able to do so or achieve its investment objective. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

It is the Trust's practice to mail only one copy of its annual and semi-annual reports to all family members who reside in the same household. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Trust will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Trust's prospectus.

The Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request in writing or by calling 800-423-4026.

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio's securities is available, without charge, upon request by calling toll free 800-423-4026 or can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission's ("SEC") internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 800-423-4026 and on the SEC's internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q, for the first and third quarters of each fiscal year. The Fund's Form N-Q is available on the SEC's website at http://www.sec.gov; and may also be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The schedule of portfolio holdings is available, without charge, upon request in writing or by calling 800-423-4026.

NOTES

Item 2.  Code of Ethics

		 Not applicable

Item 3.  Audit Committee Financial Expert

		 Not applicable

Item 4.  Principal Accountant Fees and Services

		 Not applicable

Item 5.  Audit Committee of Listed Registrants

		 Not applicable

Item 6.  Schedule of Investments

		 Schedule is included as part of the report to stockholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies & Procedures for
         Closed-End Management Investment Companies

		 Not applicable

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

		 Not applicable

Item 9.  Purchases of Equity Securities by Closed-End Management
	 Investment Companies and Affiliated Purchasers

 		 Not applicable

Item 10.  Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Code of Ethics - Not applicable


(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Life Series Funds
(Registrant)

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  September 7, 2006


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

First Investors Life Series Funds
(Registrant)

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  September 7, 2006